[LOGO] BABSON FUNDS


                                                               January 29, 2004

Dear Shareholder:

As a shareholder in Portfolio L of D.L. Babson Bond Trust, you are being asked to vote on several important matters that would affect your fund. These matters will be considered at a special meeting of shareholders of your fund, which has been scheduled for March 15, 2004.

As part of a broader integration initiative, you are being asked to approve the combination of your fund into the Quality Income Fund, which has a similar investment objective to your fund. The combination would be accomplished through a Reorganization transaction that has been approved by your fund's Board. If you and your fellow shareholders approve the Reorganization, your fund would be combined into the Quality Income Fund on March 31, 2004. The Reorganization would consist of the transfer of the net assets of your fund to the Quality Income Fund in exchange for shares of the Quality Income Fund. The total net asset value of your shares in the Quality Income Fund would be the same as the total net asset value of your shares in your fund. Voyageur, the investment advisor to both your fund and the Quality Income Fund, is paying all of the ordinary costs of the Reorganization and the transaction is expected to qualify as a tax-free reorganization for federal income tax purposes.

You are also being asked to elect nine nominees to serve on the board of trustees for your fund. In addition, you are being asked to ratify the selection of Deloitte & Touche LLP as the independent auditors of your fund for the current fiscal year.

The enclosed materials include detailed information about these three proposals. To assist you in understanding these proposals we have provided a Definitions of Key Terms page and a Questions and Answers section.

As a valued shareholder, your vote is very important. Please review the enclosed materials carefully. After reviewing the materials, please submit your vote via telephone, Internet or mail. Instructions are provided in the enclosed materials. Please be aware that if you hold shares in more than one account, you may receive more than one proxy package. Separate proxy cards are required for each account. If you prefer, you may attend the shareholder meeting and vote your shares in person. If you plan to attend the meeting, please notify us in advance by calling (866) 409-2550. Because your vote is important, if we have not received your voting instructions as the meeting date approaches, you may be contacted by a representative of Georgeson or Voyageur.

If you have any questions, please call your fund's toll-free number (800) 422-2766, and ask to speak with a representative, who will be happy to help you.

                                              Sincerely,

                                              /s/ Jennifer D. Lammers

                                              Jennifer D. Lammers
                                              President

                           DEFINITIONS OF KEY TERMS
                        USED IN THE QUESTIONS & ANSWERS
                          AND LETTER TO SHAREHOLDERS

BOARD: The current board of trustees of D.L. Babson Bond Trust. The members of the Board may change if shareholders of D.L. Babson Bond Trust approve the proposal described in the enclosed materials to elect a new board of trustees. Shareholders of the other funds are being asked to elect the same new board of trustees/directors for their funds. The independent trustees/directors nominated to serve on the new boards of trustees/directors have been selected from among the independent trustees/directors currently serving on the boards of D.L. Babson Bond Trust and the other funds.

DAVID L. BABSON: David L. Babson & Company Inc. is the registered investment advisor who is currently serving as sub-advisor to your fund. David L. Babson does not serve as the sub-advisor to the Quality Income Fund.

GEORGESON: Your fund's proxy solicitation agent.

INTEGRATION INITIATIVE: Voyageur's effort to integrate its financial services operations by simplifying the existing lineup of funds and standardizing current investment operations. This involves reducing the number of funds (by combining similar funds and portfolios), closing under-performing funds, and simplifying administration by integrating the funds under a single legal entity and single board of trustees. A final step is to rename all the funds with a common name, the Tamarack Funds. This renaming will allow the funds' distributor to provide improved marketing and sales support to the funds by focusing resources on supporting a single name in the marketplace.

PLAN: The Agreement and Plan of Reorganization under which your fund would be combined with the Quality Income Fund.

QUALITY INCOME FUND: The RBC Quality Income Fund, a fund also advised by
      Voyageur, which has similar investment objectives to your fund. Voyageur provides all portfolio management services to the Quality Income Fund; there is no sub-advisor providing services. Proposal 1 of the enclosed materials seeks shareholder approval to combine your fund into the Quality Income Fund.

REORGANIZATION: The proposed combination of your fund into the Quality Income
      Fund would be accomplished through a reorganization transaction that would be carried out in accordance with the terms of the Plan, which shareholders are asked to approve in Proposal 1 of the enclosed materials.

TAMARACK FUNDS TRUST: The new legal entity (a Delaware statutory trust) under which Voyageur has proposed to integrate the funds as separate portfolios of the trust. Organizing as a Delaware statutory trust is a common legal structure for mutual fund companies. As mentioned above, Tamarack Funds would become the new name for the funds.

THE FUNDS: The Babson Funds, the Great Hall Funds, the J&B Funds and the RBC
      Funds are a collection of twenty-two individual mutual funds and/or portfolios. Voyageur serves as investment advisor to all of the funds.

VOYAGEUR: Voyageur Asset Management Inc. is an SEC registered investment advisor and subsidiary of RBC Dain Rauscher Corp., currently serving as advisor to your fund and all the funds. For over 20 years, Voyageur has provided equity, fixed income and balanced asset management services to clients throughout the U.S. and in Canada. Currently, Voyageur manages client assets totaling over $23 billion.

YOUR FUND: Portfolio L of D.L. Babson Bond Trust. This is the mutual fund in which you currently hold shares.

                              IMPORTANT NEWS FOR
               D.L. BABSON BOND TRUST, PORTFOLIO L SHAREHOLDERS

On May 1, 2003, Jones & Babson, Inc., was acquired by RBC Dain Rauscher Corp. At the time of this acquisition, Jones & Babson, Inc. was the investment advisor and David L. Babson was the sub-advisor for your fund.

As a result of the acquisition, Jones & Babson, Inc. became an affiliate of Voyageur. Like Jones & Babson, Inc., Voyageur is also a subsidiary of RBC Dain Rauscher Corp. and a registered investment advisor. On December 31, 2003, for ease of administration, RBC Dain Rauscher Corp. consolidated the investment advisory activities of its two subsidiaries (Jones & Babson, Inc. and Voyageur) into a single entity, which continues to use the Voyageur name. Voyageur became the advisor to your fund at that time, while David L. Babson remained your fund's sub-advisor. This change did not impact the investment style or portfolio management of your fund.

You are being asked to consider several proposals to be voted upon at an upcoming shareholder meeting of your fund. A brief overview of these proposals and related matters is provided below. We suggest that you review the Definitions of Key Terms page before reading the information below. In addition, we encourage you to read the full text of the enclosed Proxy Statement/Prospectus before voting.


Q & A: QUESTIONS AND ANSWERS

Q:  WHAT IS HAPPENING?

A: Voyageur, your fund's investment advisor, currently serves as the investment advisor for twenty-two individual mutual funds or portfolios. Among these twenty-two funds, there is some duplication of investment objectives and administrative requirements. Voyageur has undertaken an integration initiative to simplify the existing fund lineup and reduce the administrative burden of these overlapping requirements. Voyageur believes that this will allow your fund and the other funds to be more efficiently administered. Voyageur also believes that combining certain funds with comparable investment objectives may reduce shareholder expenses for certain funds. Therefore, Voyageur has recommended, and the boards of trustees/directors of the funds have approved, certain changes, which include: (1) standardizing the fundamental investment restrictions for the funds, (2) creating a single board of trustees/directors for the funds,
    (3) combining certain funds that have similar investment objectives, (4) liquidating certain funds that have not grown as quickly as originally anticipated and that are not expected to attract substantial assets in the future, and (5) simplifying the organizational structure for the funds by reorganizing all of the funds (other than those that are being liquidated or combined into other funds) into a single legal entity to be named Tamarack Funds Trust.

    As part of this integration initiative, Voyageur has proposed, and your fund's Board has approved, the combination of your fund into the Quality Income Fund, a fund with similar investment objectives. This would be accomplished through the proposed Reorganization. The enclosed Proxy Statement/Prospectus contains a comparison of important features of your fund and the Quality Income Fund. Also as part of this integration initiative, your fund's Board has nominated nine individuals to serve on the board of trustees of your fund. These same individuals are being nominated to serve on the boards of trustees/directors for each of the other funds so that a single, unitary board of trustees/directors would be elected for all of the funds. The independent trustees/directors nominated to serve on the unitary board have been selected from among the independent trustees/directors currently serving on the boards of the funds.

Q:  WHAT AM I BEING ASKED TO VOTE ON?

A:  You are asked to vote in favor of three proposals:

    Proposal 1:  The approval of the Plan, which would result in your fund being combined into the Quality Income Fund through the Reorganization;

    Proposal 2:  The election of each of the nine individuals nominated to serve on the board of trustees for your fund; and

    Proposal 3:  The ratification of the selection of Deloitte & Touche LLP as independent auditors of your fund.

Q:  HOW DOES MY FUND'S BOARD RECOMMEND THAT I VOTE?

A: Your fund's Board unanimously recommends that you vote FOR Proposals 1 and 3, and FOR the nominees listed in Proposal 2.

Q:  WHY HAS MY FUND'S BOARD RECOMMENDED THAT I VOTE IN FAVOR OF THE
    REORGANIZATION?

A: After carefully considering Proposal 1, your fund's Board determined that combining your fund into the Quality Income Fund is advisable and in the best interests of your fund and its shareholders. In reaching this determination, the Board considered multiple factors, including: (1) the investment objectives of your fund and the Quality Income Fund are similar,
    (2) the expense ratio of the Quality Income Fund following the combination is expected to be lower than the expense ratio of your Fund, (3) the terms of the current expense limitation agreement for your fund, which is in place through May 1, 2005, would be applied to the Quality Income Fund following the combination through May 1, 2005, and gross operating expenses thereafter are not expected to exceed those which would be incurred absent the Reorganization, (4) the fund is not expected to bear any costs of the Reorganization, (5) the Quality Income Fund's performance over reporting periods since the inception of its Class I shares on May 11, 1999 was generally comparable to or higher than your fund's performance over those same periods, (6) shareholders of your fund would continue to receive the same level of services currently provided by your fund, (7) the Reorganization is intended to be tax-free for federal income tax purposes, and (8) shareholders' ownership interests would not be diluted as a result of the Reorganization.

Q: WHEN WOULD THE REORGANIZATION OF MY FUND INTO THE QUALITY INCOME FUND TAKE PLACE?

A: It is expected that the Reorganization would occur on March 31, 2004. You would receive notice of any changes to this schedule.

Q:  WOULD THE REORGANIZATION AFFECT MY ACCOUNT VALUE?

A: The value of your fund account would not change as a result of the Reorganization. Shares of your fund would be exchanged for shares of the Quality Income Fund in the Reorganization. Because the net asset value per share of your fund is likely to be different from the net asset value per share of the Quality Income Fund on the Reorganization processing date, the actual number of Quality Income Fund shares credited to your account is likely to be different from the number of shares of your fund exchanged. The total value of the shares you hold, however, will not be affected. The value of your investment would be the same immediately before and after the Reorganization.

Q:  WHO WOULD PAY FOR THE REORGANIZATION?

A: Voyageur has agreed to bear all ordinary costs and expenses of the Reorganization. Any costs incurred by an individual shareholder, such as traveling to the shareholder meeting or seeking personal financial advice, would be the individual shareholder's responsibility.

Q:  HOW MIGHT OTHER ASPECTS OF THE INTEGRATION INITIATIVE AFFECT ME?

A: Shareholders of the Quality Income Fund are being asked to approve the reorganization of their fund into a separate portfolio of Tamarack Funds Trust and to approve the election of the same nine individuals to their board of directors that you are being asked to approve. Shareholders of the Quality Income Fund are also being asked to vote on certain other matters such as approving standardizing changes to their fund's fundamental investment restrictions (which will not affect the principal investment objective of the fund). Because you would become a shareholder of the Quality Income Fund if the Reorganization of your fund is approved, those proposals could affect you. If those proposals are approved, the Quality Income Fund will be renamed the Tamarack Quality Income Fund.

Q:  WHY AM I BEING ASKED TO ELECT A NEW BOARD OF TRUSTEES FOR MY FUND?

A: You are being asked to vote in favor of this proposal in case the Reorganization is not approved. If the Reorganization is approved, the board of directors of the Quality Income Fund will oversee the operations of the combined fund. Information about the Quality Income Fund's current board of directors can be found in its statement of additional information, which is available upon request. As mentioned above, however, Quality Income Fund shareholders are being asked to elect the same nine individuals to serve on the board of directors for the Quality Income Fund as are nominated for election to your fund's board. If this proposal is approved by Quality Income Fund shareholders, the composition of the Quality Income Fund's board of directors would be the same as the board of directors you are being asked to approve for your fund.

    A mutual fund's board of trustees/directors represents shareholder interests and oversees the management and operations of the fund. As part of the broader integration initiative to simplify the existing fund lineup and standardize key elements of current investment operations, which is mentioned above, Voyageur has proposed the creation of a single board of trustees/directors for all of the funds. Your fund's Board has voted in favor of this proposal and has nominated nine individuals to serve on the unitary board. Information about each nominee is contained in the enclosed Proxy Statement/Prospectus. You are being asked to approve the election of each of these nine individuals to the board of trustees of your fund. Your fund's Board believes that a unitary board of trustees/directors for all of the funds has the potential to increase efficiencies and enhance the effectiveness of governance.

Q:  WHERE CAN I OBTAIN ADDITIONAL INFORMATION ABOUT THESE THREE PROPOSALS?

A: The proposals are discussed in more detail in the enclosed Proxy Statement/Prospectus, which we encourage you to read. If you have any questions about the matters discussed in the enclosed materials or need assistance completing your proxy card(s), please call (866) 800-2980.

                            D.L. BABSON BOND TRUST
                          PORTFOLIO L -- LONGER TERM
                      90 SOUTH SEVENTH STREET, SUITE 4300
                         MINNEAPOLIS, MINNESOTA 55402
                                (800) 422-2766

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON MARCH 15, 2004

NOTICE IS HEREBY GIVEN that a special meeting ("Meeting") of the shareholders of Portfolio L -- Longer Term (the "Babson Fund") of D.L. Babson Bond Trust (the "Trust"), will be held at the offices of RBC Dain Rauscher Corp., 60 South Sixth Street, Minneapolis, Minnesota 55402 at 9:00 a.m. Central Time, for the following purposes:

PROPOSAL 1: To approve an Agreement and Plan of Reorganization (the "Plan") for
            the Babson Fund. Under the Plan, (i) all of the assets of the Babson Fund would be transferred to the RBC Quality Income Fund (the "Quality Income Fund"), a series of RBC Funds, Inc.; (ii) all of the liabilities of the Babson Fund would be assumed by the Quality Income Fund; (iii) each shareholder of the Babson Fund would be issued shares of the Quality Income Fund in an amount equal to the value of the shareholder's holdings in the Babson Fund immediately prior to the reorganization transaction (the "Reorganization"); and
            (iv) the Babson Fund would be liquidated.

PROPOSAL 2: To approve the election of nine individuals to the board of trustees of the Trust.

PROPOSAL 3: To ratify the selection of Deloitte & Touche LLP as independent auditors of the Babson Fund for the current fiscal year.

The attached Proxy Statement/Prospectus provides additional information about these proposals. Shareholders of record of the Babson Fund as of the close of business on January 15, 2004 are entitled to vote at the Meeting and any adjournment(s) or postponement(s) thereof. Whether or not you plan to attend the Meeting in person, please vote your shares. To vote by mail, please complete, date and sign the enclosed proxy card and return it in the self-addressed, postage-paid envelope. You may also vote by telephone or Internet, as follows:

TO VOTE BY TELEPHONE:                   TO VOTE BY INTERNET:
--------------------------------------------------------------------------------
(1) Read the Proxy Statement/           (1)  Read the Proxy Statement/
    Prospectus and have your proxy           Prospectus and have your proxy
    card at hand.                            card at hand.

(2) Call the toll-free number that      (2)  Go to the Internet address that
    appears on your proxy card.              appears on your proxy card.

(3) Follow the simple instructions.     (3)  Follow the simple instructions.
--------------------------------------------------------------------------------

We encourage you to vote by telephone or Internet using the control number that appears on the enclosed proxy card. Voting by telephone or Internet will reduce the time and costs associated with this proxy solicitation. Whichever method of voting you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve any proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any adjournment as to a matter will require the affirmative vote of the holders of a majority of the Babson Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that proposal and will vote AGAINST any such adjournment those proxies to be voted against that proposal.

          PLEASE RESPOND -- WE ASK THAT YOU VOTE PROMPTLY IN ORDER TO
             AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION.

                            YOUR VOTE IS IMPORTANT.

                                              By Order of the Board of Trustees,

                                              /s/ Laura M. Moret

                                              Laura M. Moret
                                              Secretary


January 29, 2004

                               TABLE OF CONTENTS

INTRODUCTION .........................................................     1

PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION .........     3

  SUMMARY AND OVERVIEW OF THE PROPOSED REORGANIZATION ................     3

  COMPARISON OF IMPORTANT FEATURES OF THE FUNDS ......................     4

  REASONS FOR THE REORGANIZATION .....................................    14

  DIFFERENCES IN ORGANIZATIONAL STRUCTURES ...........................    15

  ADDITIONAL INFORMATION ABOUT THE PLAN OF REORGANIZATION ............    19

PROPOSAL 2: TO ELECT TRUSTEES OF THE BABSON TRUST ....................    22

PROPOSAL 3: TO RATIFY THE SELECTION OF INDEPENDENT AUDITORS ..........    28

ADDITIONAL INFORMATION ...............................................    29

  OTHER BUSINESS .....................................................    29

  SHAREHOLDER PROPOSALS ..............................................    29

  VOTING INFORMATION .................................................    29

  PROXY SOLICITATION .................................................    30

  BENEFICIAL OWNERS ..................................................    31

  ANNUAL AND SEMI-ANNUAL REPORTS .....................................    31

  INFORMATION ABOUT THE FUNDS ........................................    31

  SHAREHOLDER MAILINGS ...............................................    32

  LEGAL MATTERS ......................................................    32

  INDEPENDENT AUDITORS ...............................................    32

INDEX OF EXHIBITS ....................................................    35

                          PROXY STATEMENT/PROSPECTUS
                               JANUARY 29, 2004

                 RELATING TO THE ACQUISITION OF THE ASSETS OF
                PORTFOLIO L -- LONGER TERM (THE "BABSON FUND")
                             A SEPARATE SERIES OF
                  D.L. BABSON BOND TRUST (THE "BABSON TRUST")
                      90 SOUTH SEVENTH STREET, SUITE 4300
                         MINNEAPOLIS, MINNESOTA 55402
                                (800) 422-2766

                               ----------------

               BY AND IN EXCHANGE FOR SHARES OF CAPITAL STOCK OF
             RBC QUALITY INCOME FUND (THE "QUALITY INCOME FUND"),
                             A SEPARATE SERIES OF
                   RBC FUNDS, INC. (THE "ACQUIRING COMPANY")
                      90 SOUTH SEVENTH STREET, SUITE 4300
                         MINNEAPOLIS, MINNESOTA 55402
                                (800) 442-3688

                               ----------------

                                 INTRODUCTION

This document is a combined proxy statement and prospectus (the "Proxy Statement/Prospectus"). This Proxy Statement/Prospectus is being furnished to shareholders of the Babson Fund in connection with three proposals ("Proposals"). This Proxy Statement/Prospectus sets forth concisely the information that shareholders should know in order to evaluate the Proposals.

Voyageur Asset Management Inc. ("Voyageur") is the Babson Fund's investment advisor. On May 1, 2003, Jones & Babson, Inc., was acquired by RBC Dain Rauscher Corp. At the time of this acquisition, Jones & Babson, Inc. was the investment advisor and David L. Babson & Company Inc. ("David L. Babson") was the sub-advisor for Portfolio L of D.L. Babson Bond Trust. As a result of the acquisition, Jones & Babson, Inc., became an affiliate of Voyageur. Like Jones & Babson, Inc., Voyageur is also a subsidiary of RBC Dain Rauscher Corp. and a registered investment advisor. On December 31, 2003, for ease of administration, RBC Dain Rauscher Corp. consolidated the investment advisory activities of its two subsidiaries (Jones & Babson, Inc. and Voyageur) into a single entity, which continues to use the Voyageur name. Voyageur became the advisor to the Babson Fund at that time, while David L. Babson remained the Babson Fund's sub-advisor. In addition to the Babson Fund, Voyageur currently serves as the investment advisor for each of the other Babson Funds, Great Hall Investment Funds, Inc., J&B Funds and RBC Funds, Inc., a collection of twenty-two individual mutual funds and/or portfolios ("funds"). Voyageur has undertaken an initiative to integrate its financial services operations by simplifying the existing fund lineup and standardizing key elements of current investment operations (the "integration initiative").

--------------------------------------------------------------------------------
 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
 STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.
--------------------------------------------------------------------------------

Voyageur believes that this will allow the funds to be more efficiently administered. Voyageur also believes that combining certain funds with comparable investment objectives may reduce shareholder expenses for certain funds. As part of this integration initiative, Voyageur has recommended, and the boards of trustees/directors of the applicable funds have approved, the following changes: (1) standardizing the fundamental investment restrictions for the funds, (2) creating boards of trustees/directors for the funds with uniform members, (3) combining certain funds that have similar investment objectives, (4) liquidating certain funds that have not grown as quickly as originally anticipated and that are not expected to attract substantial assets in the future, and (5) simplifying the organizational structure for the funds by reorganizing all of the funds (other than those which are being liquidated or combined into other funds) into a single legal entity to be named Tamarack Funds Trust. Tamarack Funds Trust would be organized as a Delaware statutory trust, a common form of organization for mutual funds, and would consist of seventeen separate portfolios. The funds would be referred to as the Tamarack Funds.

PROPOSAL 1. As part of this integration initiative, Voyageur has proposed, and the Babson Trust's current board of trustees (the "Board" or the "Board of Trustees") has approved, the combination of the Babson Fund into the Quality Income Fund, a fund with similar investment objectives. (The Babson Fund and the Quality Income Fund are referred to individually as a "Fund" and collectively as the "Funds.") In Proposal 1, shareholders will be asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which all of the assets of the Babson Fund would be acquired by the Quality Income Fund, a fund with investment characteristics compatible with the Babson Fund, in exchange for Class S shares ($0.001 par value) of the Quality Income Fund ("Class S shares of the Quality Income Fund") and the assumption by the Quality Income Fund of all of the liabilities of the Babson Fund, as described more fully below (the "Reorganization"). As a part of the Reorganization, Class S shares of the Quality Income Fund received in the transaction would then be distributed to the accounts of shareholders of the Babson Fund in complete liquidation of the Babson Fund. As a result of the Reorganization, each shareholder of the Babson Fund would become a shareholder of the Quality Income Fund and would receive Class S shares of the Quality Income Fund having an aggregate net asset value ("NAV") as of the close of business on the day of the closing of the Reorganization (the "Valuation Time") equal to the aggregate NAV of such shareholder's shares of the Babson Fund as of the Valuation Time. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. It is expected to occur on or about March 31, 2004.

PROPOSAL 2. In Proposal 2, shareholders will be asked to approve the election of individuals to serve on the Board of Trustees. Shareholders are being asked to elect these individuals to the Board in case they do not approve the Plan. The votes of each portfolio of the Babson Trust will be counted together with respect to the election of the nominees. If the Plan is approved, the board of directors of the Acquiring Company will oversee the operations of the combined fund. The shareholders of the Acquiring Company are being asked to elect the same individuals to serve on that board.

PROPOSAL 3. In Proposal 3, shareholders will be asked to ratify the selection of Deloitte & Touche LLP as independent auditors of the Babson Fund for the current fiscal year.

The Babson Fund is organized as a separate series of the Babson Trust, a Delaware statutory trust. The Babson Trust is registered as an open-end management investment company. The Quality Income Fund is organized as a separate series of the Acquiring Company. The Acquiring Company is a Maryland corporation registered as an open-end management investment company. Both the Babson Fund and the Quality Income Fund are diversified.

The Board, on behalf of the Babson Fund, is soliciting proxies from shareholders of the Babson Fund for the special meeting of shareholders to be held on March 15, 2004, at the offices of RBC Dain Rauscher Corp., 60 South Sixth Street, Minneapolis, Minnesota 55402, at 9:00 a.m. Central Time, and at any and all adjournment(s) or postponement(s) thereof (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Meeting and the proxy card(s) are first being mailed to shareholders on or about January 29, 2004, or as soon as practicable thereafter.

This Proxy Statement/Prospectus should be kept for future reference. A statement of additional information dated January 15, 2004 (the "Statement of Additional Information") relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Proxy Statement/Prospectus. The Statement of Additional Information is available upon request without charge by calling Georgeson Shareholder Communications, Inc. ("Georgeson") at (866) 800-2980. In addition, a copy may be obtained without charge by writing or calling the Babson Fund at the address or telephone number shown on the cover page of this Proxy Statement/Prospectus.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE FOR
                                  PROPOSALS 1
               AND 3 AND FOR THE NOMINEES LISTED IN PROPOSAL 2.

                                --------------

                                  PROPOSAL 1:

                             APPROVAL OF AGREEMENT
                          AND PLAN OF REORGANIZATION

                                --------------

              SUMMARY AND OVERVIEW OF THE PROPOSED REORGANIZATION

The Board is recommending that shareholders of the Babson Fund approve the Plan pursuant to which the Reorganization into the Quality Income Fund would be effected. The Plan is attached to this Proxy Statement/Prospectus as EXHIBIT A to this Proxy Statement/Prospectus. The Class I shares prospectus of the Quality Income Fund has been mailed to you with this Proxy
Statement/Prospectus.

At a meeting on November 24, 2003, the Board considered a proposal from Voyageur regarding the future of the Babson Fund. For the reasons set forth below under "Reasons for the Reorganization," the Board concluded that the Reorganization is in the best interests of the shareholders of the Babson Fund. Of course, each shareholder's decision to become an investor in the Quality Income Fund will involve an assessment of his or her own personal financial situation and objectives. In the event that the Plan is not approved, existing shareholders of the Babson Fund would continue to be invested in the Babson Fund, which would continue to operate, and the Board would consider other possible courses of action available to it, which might include liquidating the Babson Fund, resubmitting the Plan to shareholders in the future, or proposing other measures to streamline the operations of the Babson Fund.

EFFECT OF THE REORGANIZATION ON SHAREHOLDERS

If the Reorganization is approved, the Babson Fund will be reorganized into the Quality Income Fund. The Reorganization would result in the acquisition of the Babson Fund's assets, and the assumption of its liabilities, by the Quality Income Fund, in exchange for Class S shares of the Quality Income Fund. The value of Class S shares of the Quality Income Fund issued in the Reorganization will equal the value of the net assets of the shares of the Babson Fund acquired by the Quality Income Fund as of the Valuation Time. Pursuant to the Plan, shares issued to the shareholders of the Babson Fund by the Quality Income Fund will be distributed as part of the liquidation of the Babson Fund. After Class S shares of the Quality Income Fund are distributed to the accounts of shareholders of the Babson Fund, the Babson Fund will be liquidated. As a result, each shareholder of the Babson Fund will cease to be a shareholder of the Babson Fund and will instead be the owner of that number of full and fractional Class S shares of the Quality Income Fund having an aggregate NAV equal to the aggregate NAV of the shares of the Babson Fund held by that shareholder at the Valuation Time.

EFFECT OF THE REDOMESTICATION OF THE QUALITY INCOME FUND ON SHAREHOLDERS

As discussed above, one of the purposes of the integration initiative is to simplify the organizational structure for the funds by reorganizing all of the funds (other than those which are being liquidated or combined into other funds) into a single legal entity, Tamarack Funds Trust, a newly created Delaware statutory trust. In connection with the integration initiative, the board of directors of the Acquiring Company approved an Agreement and Plan of Reorganization with respect to the Quality Income Fund (the "Redomestication Agreement") at a meeting on December 2, 2003. Shareholders of the Quality Income Fund will be asked to approve the Redomestication Agreement. If shareholders of the Quality Income Fund approve the Redomestication Agreement, all of the net assets of the Quality Income Fund will be exchanged for a number of shares of a corresponding series, the Tamarack Quality Income Fund, of Tamarack Funds Trust, representing the same aggregate net asset value. If approved, these changes would occur on or about March 31, 2004.

Because the Reorganization would result in the Babson Fund being combined into the Quality Income Fund, the Redomestication Agreement could affect Babson Fund shareholders. For example, if Babson Fund shareholders approve the Reorganization and Quality Income Fund shareholders approve the Redomestication Agreement, Babson Fund shareholders would become shareholders in the Tamarack Quality Income Fund.

NO SALES LOAD, COMMISSION OR OTHER TRANSACTIONAL FEE IN CONNECTION WITH THE REORGANIZATION

The full value of the shares of the Babson Fund will be exchanged for shares of the Quality Income Fund without any sales load, commission or other transactional fee being imposed.

EXPENSES RELATING TO THE REORGANIZATION

Voyageur, the investment advisor of the Babson Fund and the Quality Income Fund, will bear all ordinary expenses associated with the Reorganization, other than any expenses individually incurred by shareholders. While any registration fees or state filing fees incurred by the Quality Income Fund in connection with the Reorganization would be borne by the Quality Income Fund, neither the Babson Fund nor the Quality Income Fund is expected to bear any other expenses in connection with the Reorganization.

TAX CONSEQUENCES

Completion of the Reorganization is subject to the receipt of a tax opinion from Dechert LLP to the effect that, based on certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Consequently, no gain or loss would be recognized for federal income tax purposes by the Babson Fund or its shareholders. There is additional information about the federal income tax consequences of the Reorganization under "Additional Information About the Plan of Reorganization -- Tax Considerations."

                 COMPARISON OF IMPORTANT FEATURES OF THE FUNDS

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

This section will help you compare the investment objectives and policies of the Babson Fund and the Quality Income Fund. Please be aware that this is only a summary. More complete information may be found in the prospectuses and statements of additional information of the Babson Fund and the Quality Income Fund.

The investment objectives, policies and restrictions of the Babson Fund and the Quality Income Fund are similar. Some differences do exist. The investment objective of the Babson Fund is to seek maximum current income and reasonable stability of principal, consistent with stated quality and maturity standards. The investment objective of the Quality Income Fund is to seek current income and capital appreciation. There can be no assurance that either Fund will achieve its investment objective.

The Babson Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities to include: (1) direct or guaranteed obligations of the U.S. government and its agencies and (2) investment grade debt securities issued by corporations or other business organizations, including notes and bonds. The Quality Income Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. government obligations (those that are issued or guaranteed by the U.S. government or its agencies or instrumentalities) and investment grade corporate debt obligations as well as other fixed income securities such as asset backed securities, mortgage backed securities and bank obligations. These debt obligations may pay either fixed or variable rates of interest.

The Babson Fund may also invest up to 25% of its assets in Yankee Bonds, which are issued by foreign-domiciled entities and underwritten by a U.S. syndicate for delivery in the U.S., and may invest in asset-backed securities, unsecured debt securities, cash or short-term debt obligations and variable rate master demand notes. The Babson Fund will limit its investment in securities rated BBB or Baa (I.E., those rated in the fourth highest rating category) to no more than 25% of its assets. At least 70% of the Quality Income Fund's total assets will be invested in fixed income securities rated at the time of purchase in one of the three highest categories by nationally recognized statistical rating organizations (or unrated securities of comparable quality). The Quality Income Fund may invest up to 30% of its total assets in securities rated BBB or Baa (or, in the unrated equivalent of such securities), preferred stocks, zero coupon obligations and convertible securities. No more than 20% of the Quality Income Fund's net assets will be invested in preferred stocks and convertible securities. The Quality Income Fund may also use covered options or interest-rate futures contracts to lengthen or shorten the Fund's average portfolio maturity.

The Babson Fund may shorten or lengthen portfolio maturity as interest rates change. The Babson Fund will generally have a duration of between three and a half and seven years (excluding short-term investments). The Babson Fund will typically have an expected dollar weighted average maturity of more than five years. It will have an expected average weighted maturity of approximately seven years.

The Quality Income Fund primarily focuses on maximizing current income. However, the Fund also may purchase fixed income securities that Voyageur believes have potential for capital appreciation in an attempt to achieve a high level of total return. The Quality Income Fund also seeks to increase its total return by shortening the average maturity of its portfolio when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines. The Quality Income Fund expects to maintain a dollar-weighted average portfolio maturity of between five and fifteen years.

In selecting individual securities for the Quality Income Fund, Voyageur considers various factors, including the outlook for the economy and anticipated changes in interest rates and inflation, securities that appear to be inexpensive relative to other comparable securities, and securities that have the potential for an upgrade of their credit rating.

The Quality Income Fund may sell a security if it falls below the minimum credit quality required for purchase, but it is not required to do so.

At a meeting held on December 2, 2003, the board of directors of the Acquiring Company approved a number of changes to the investment policies/restrictions applicable to the Quality Income Fund that are intended to standardize these policies/restrictions for the funds. The changes that would apply to the Quality Income Fund will be submitted to shareholders of the Quality Income Fund at a meeting that is expected to occur on or about March 15, 2004. If shareholders of the Quality Income Fund approve the changes, then the investment policies/restrictions for the Quality Income Fund will differ from what they are currently. As a result, the following discussion describes the differences between the policies/restrictions applicable to the Babson Fund and those proposed to be applicable to the Quality Income Fund. EXHIBIT B to this Proxy Statement/Prospectus lists the Quality Income Fund's current investment policies/restrictions. If shareholders of the Quality Income Fund do not approve the changes to the Fund's fundamental investment policies/restrictions, then the policies/restrictions that will be applicable to the Quality Income Fund after the Reorganization will be those set forth in EXHIBIT B.

The Funds' investment policies/restrictions, as such policies/restrictions are (or will be) set forth as "Investment Restrictions" in each Fund's statement of additional information have several differences. For example:

    o The Babson Fund's fundamental policy/restriction relating to portfolio diversification is more restrictive than the Quality Income Fund's policy/restriction. The Babson Fund's policy/restriction applies to 100% of its assets. The Quality Income Fund's policy/restriction relating to portfolio diversification states that the Quality Income Fund will invest its assets only in a manner consistent with its classification as a diversified fund under applicable law. Applicable law currently requires a diversification policy/restriction to apply to at least 75% of a fund's assets.

    o The Babson Fund has a fundamental policy/restriction prohibiting it from borrowing money for any purpose. The Quality Income Fund's policy/restriction states that it will not borrow money except as permitted under the Investment Company Act of 1940, as amended, (the "1940 Act") or the rules and regulations under the 1940 Act, or as otherwise permitted by a regulatory authority having jurisdiction. The 1940 Act currently permits a fund to borrow from banks in an amount up to 331/3% of the fund's assets, including the amount borrowed. A fund may also issue a note evidencing a temporary loan (I.E., one that must be repaid within 60 days), as long as it does not exceed 5% of the fund's total assets.

    o The Quality Income Fund's fundamental policy/restriction relating to industry concentration is less restrictive than that applicable to the Babson Fund. The concentration policy/restriction applicable to the Babson Fund does not create an exception for any securities, such as government securities, permitted to be excepted by applicable law. The concentration policy/restriction applicable to the Quality Income Fund contains an exception for investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

    o The Babson Fund's fundamental policies/restrictions relating to investing in real estate, purchasing commodities, issuing senior securities, lending and engaging in underwriting securities of other issuers are all more restrictive than those of the Quality Income Fund in that the Babson Fund is restricted from engaging in these activities at all, while the Quality Income Fund may engage in these activities to the extent permitted by applicable law. For example, the Quality Income Fund is permitted to acquire real estate as a result of securities ownership.

    o The Babson Fund, but not the Quality Income Fund, has fundamental policies/restrictions relating to a number of other areas: engaging in margin purchases and short sales, purchasing securities of related issuers, mortgaging or pledging of assets, making investments for the purpose of exercising control or management, investing in investment companies, participating in joint trading accounts and purchasing restricted securities. Under applicable law, these policies/restrictions are not required to be fundamental.

The Quality Income Fund has a stated non-fundamental investment policy/restriction limiting that Fund's investments in illiquid or not readily marketable securities to no more than 15% of its net assets. Although not a stated policy/restriction, as a matter of practice, the Babson Fund adheres to the same limitation.

All principal investment objectives, policies and restrictions of the Babson Fund, as stated in its prospectus, and certain additional restrictions, as set forth in its statement of additional information, are fundamental. The Quality Income Fund's policies and restrictions are only fundamental if required by applicable law, which gives its Board greater flexibility to respond to changing circumstances. Investment policies/restrictions of a Fund that are fundamental and may not be changed without the approval of Fund shareholders, while non-fundamental policies/restrictions may be changed by the particular Fund's Board without shareholder approval. Investors should refer to the Funds' respective statements of additional information for a fuller description of each Fund's current investment policies and restrictions.

PRINCIPAL RISK FACTORS

Because of their similar investment objectives, policies and strategies, the principal risks presented by the Funds are similar. The main risks applicable to each Fund include, among others, management risk, risk associated with interest rates, and risk associated with credit quality. Management risk refers to the risk that the particular securities that are selected by David L. Babson for the Babson Fund and by Voyageur for the Quality Income Fund may underperform the market or other funds with similar objectives. Interest rate risk refers to the risk that as interest rates rise, the value of a Fund's bond investments (and its shares) may decline. Credit quality risk refers to the risk that the issuer of a bond may not make timely payments of principal and interest, or may default. Credit quality risk may be slightly more pronounced for the Quality Income Fund than for the Babson Fund because the Quality Income Fund may invest a larger percentage of assets in securities rated in the fourth highest credit rating category than can the Babson Fund. These securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. In addition, if interest rates drop significantly, holders of mortgages represented by mortgage-backed securities are more likely to refinance, thus prepaying their obligations and potentially forcing a Fund, to the extent that it invests in mortgage-backed securities, to reinvest in securities that pay lower interest rates.

To the extent that the Babson Fund invests in foreign securities, it may be subject to the risks associated with such investments, including political and economic uncertainty and information that may be less readily available. Also, to the extent that the Quality Income Fund invests in equity securities, it may be subject to market risk (I.E., the performance of the U.S. stock market). The Quality Income Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Quality Income Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that Voyageur does not anticipate or if the Quality Income Fund is not able to close out its position in a hedging instrument or transaction.

The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money in either Fund.

For a further discussion of the investment techniques and risk factors applicable to the Funds, see the prospectuses and statements of additional information for the Funds.

INVESTMENT ADVISOR

Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corp., which maintains its offices at Dain Rauscher Plaza, 60 South Sixth Street, Minneapolis, Minnesota 55402. RBC Dain Rauscher Corp. is a wholly-owned subsidiary of Royal Bank of Canada ("RBC"), which maintains its offices at 200 Bay Street, Toronto, Ontario, Canada M5J 2J5 A6 00000. RBC is a diversified financial services company that provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, online banking and transaction processing on a global basis. As of October 31, 2003, RBC employs approximately 60,000 people who service approximately 12 million personal, business and public sector customers in North America and in some 30 countries around the world.

Voyageur has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402. Voyageur employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Voyageur employs a team approach to the management of the Quality Income Fund, with no individual team member being responsible solely for investment decisions.

On December 30, 2002, Voyageur replaced its affiliate, Glenwood Capital Management, Inc., ("Glenwood") as the Quality Income Fund investment advisor. On December 31, 2003, Voyageur succeeded to its affiliate, Jones & Babson, Inc. ("J&B"), as investment advisor to the Babson Fund.

Voyageur currently provides investment advisory and administrative services to the Babson Funds, the Acquiring Company, Great Hall Investment Funds, Inc., a series company that currently consists of five separately managed money market portfolios, and J&B Funds, a series company that currently consists of a single equity portfolio. The portfolios of Great Hall Investment Funds, Inc. serve principally as money market sweep vehicles for brokerage customers of RBC Dain Rauscher Inc. Voyageur also provides fixed income, equity and balanced portfolio management services to a variety of wrap programs, insurance company separate accounts, and private account clients, including individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments and healthcare organizations. As of October 31, 2003, Voyageur had approximately $23 billion in assets under management, approximately $1.2 billion of which was represented by the net assets of the Babson Funds, $317 million of which was represented by the net assets of the Acquiring Company, $10.7 billion of which was represented by the net assets of Great Hall Investment Funds, Inc., and $12 million of which was represented by the net assets of J&B Funds.

EXHIBIT C to this Proxy Statement/Prospectus sets forth information regarding other registered investment companies with investment objectives similar to the Babson Fund for which Voyageur acts as investment advisor, including the rate of Voyageur's compensation.

EXHIBIT D to this Proxy Statement/Prospectus sets forth information regarding the principal executive officer and directors of Voyageur.

EXHIBIT E to this Proxy Statement/Prospectus sets forth the amount of fees paid by the Babson Fund and the Quality Income Fund to Voyageur (or its predecessors) under the current investment advisory agreements during the most recently completed fiscal years. The Babson Fund's advisory fee is subject to reduction pursuant to an Expense Limitation Agreement to maintain the Babson Fund's total expenses at those rates that were in effect on May 1, 2003 until May 1, 2005. For the most recently completed fiscal year, Voyageur did not waive advisory fees for the Quality Income Fund. EXHIBIT E also sets forth information concerning the amount and purpose of payments made by each Fund to Voyageur or any affiliated person of Voyageur for services provided to the Funds (other than under the current investment advisory agreements or for brokerage commissions) during the most recently completed fiscal years.

As of October 31, 2003, the Babson Fund's assets were $79,990,611 and Quality Income Fund's assets were $39,453,944. If combined with the Babson Fund, the Quality Income Fund's assets would have been $119,444,556. As part of the integration initiative described above, shareholders of Portfolio S of the Babson Trust ("Portfolio S") are separately considering a proposal to combine their fund with the Quality Income Fund. As of October 31, 2003, Portfolio S's assets were $29,429,707; and if combined with the Babson Fund and the Quality Income Fund, the Quality Income Fund's assets would have been $148,874,262.

INVESTMENT SUB-ADVISOR OF THE BABSON FUND

Voyageur employs at its own expense David L. Babson to serve as investment sub-advisor for the Babson Fund. Founded in 1940, David L. Babson, an SEC registered investment advisor, provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. Its principal locations are One Memorial Drive, Cambridge, Massachusetts 02142, and 1500 Main Street, Springfield, Massachusetts 01115. A team of investment professionals is primarily responsible for the day-to-day management of the Babson Fund.

David L. Babson is a wholly owned subsidiary of DLB Acquisition Corporation, an indirect, majority owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), which is headquartered in Springfield, Massachusetts. MassMutual is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson under the 1940 Act. Following the Reorganization, David L. Babson will not serve as sub-advisor to the Quality Income Fund.

EXHIBIT D sets forth information regarding the principal executive officer and directors of David L. Babson. EXHIBIT E sets forth the amount of fees paid by Voyageur to David L. Babson under the current sub-advisory agreements during the Babson Fund's most recently completed fiscal year.

DISTRIBUTOR, ADMINISTRATOR, FUND ACCOUNTING AGENT, CUSTODIAN AND TRANSFER AGENT

Voyageur serves as the Babson Fund's administrator. J&B, located at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402, serves as the Babson Fund's distributor. BISYS Fund Services Limited Partnership ("BISYS LP") serves as the Babson Fund's sub-administrator and fund accounting agent. Boston Financial Data Services ("BFDS") serves as the Babson Fund's transfer agent. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo") serves as the Babson Fund's custodian.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as the Quality Income Fund's administrator, fund accountant and transfer agent. BISYS Ohio is located at 3435 Stelzer Road, Columbus, Ohio 43219. It is expected that BFDS will become the Quality Income Fund's transfer agent on or about March 15, 2004. An affiliate of BISYS Ohio, Centura Funds Distributor, Inc. ("Centura"), located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Quality Income Fund's distributor. Wells Fargo serves as the Quality Income Fund's custodian.

FEES AND EXPENSES

The Babson Fund and the Quality Income Fund, like all mutual funds, incur certain expenses in their operation and shareholders pay these expenses indirectly. These expenses include advisory fees as well as the costs of maintaining accounts, administration and other activities. The following tables (a) compare the fees and expenses that you may pay for the Babson Fund and the corresponding Class S shares of the Quality Income Fund and
(b) show the estimated fees and expenses that you may pay for the Class S shares of the Quality Income Fund on a pro forma basis as of that date after giving effect to the Reorganization.

                               SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                              PRO FORMA
                                                                  QUALITY INCOME FUND,   QUALITY INCOME FUND,
                                                    BABSON FUND          CLASS I               CLASS S
                                                    -----------   --------------------   --------------------
Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering price) ...     None              None                  None
Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends ............................     None              None                  None
Maximum Deferred Sales Charge (Load) .............     None              None                  None
Redemption Fee (as a percentage of amount
 redeemed, if applicable) ........................     None              None                  2.00%(1)
Exchange Fee .....................................     None              None                  None
Maximum Account Fee ..............................     None              None                  None

------------------
(1) Imposed on shares purchased on or after March 31, 2004 that are redeemed or exchanged within 30 days of purchase.

                        ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)

                                                                         QUALITY INCOME          PRO FORMA
                                                                              FUND,         QUALITY INCOME FUND,
                                                         BABSON FUND       CLASS I(1)            CLASS S(2)
                                                         -----------     --------------     --------------------
Management Fee ......................................        0.93%             0.60%                0.60%
Distribution (12b-1) Fees ...........................        None              None                 None
Other Expenses (including Administrative Fees and
 Shareholder Servicing Fees) ........................        0.35%             0.45%                0.32%
Total Gross Annual Fund Operating Expenses ..........        1.28%             1.05%                0.92%
Fee Waivers and Expense Reimbursements(3) ...........       (0.30)%             N/A                (0.24)%
Total Net Annual Fund Operating Expenses(3) .........        0.98%             1.05%                0.68%

------------------
(1) Class S shares of the Quality Income Fund are not currently offered; therefore, operating expenses for Class I shares are shown.

(2) Class S shares of the Quality Income Fund are not currently offered. These pro forma numbers are based on the operating expenses of Class I shares, adjusted to reflect certain lower expenses of the Class S shares.

(3) Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Babson Fund to the level listed above for Total Net Annual Fund Operating Expenses. This expense limitation agreement is in place until May 1, 2005.

EXAMPLE

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses for each period remain the same, except for the expiration of the current expense limitation agreement on May 1, 2005.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                               --------   ---------   ---------   ---------
Babson Fund ................................     $100        $376        $673      $1,519
Quality Income Fund -- Class I(1) ..........     $107        $334        $579      $1,283
Quality Income Fund -- Class S
 pro forma(2) ..............................     $ 69        $269        $486      $1,109

------------------
(1) Class S shares of the Quality Income Fund are not currently offered; therefore, costs for Class I shares are shown.

(2) Class S shares of the Quality Income Fund are not currently offered. These pro forma numbers are based on the costs for Class I shares, adjusted to reflect certain lower expenses of the Class S shares.

PERFORMANCE

The Funds' average annual returns for 1, 5 and 10 years are presented below and are compared with the returns of an index that measures broad market performance. Index returns do not reflect deduction for fees, expenses or taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as qualified retirement plans. If a Fund has realized capital losses, the total return after taxes on distributions and sale of Fund shares may be higher than the total return before taxes and the total return after taxes on distributions. The calculation of total return after taxes on distributions and sale of Fund shares assumes that a shareholder has sufficient capital gains of the same character to offset any capital losses on a sale of Fund shares and that the shareholder may therefore deduct the entire capital loss.

Past performance, both before-tax and after-tax, is no indication of future results.

BABSON FUND

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                                  [BAR GRAPH]

11.05%  -3.27%  15.94%  3.16%  9.29%  7.55%  -1.40%  9.93%  7.83%  5.43%
--------------------------------------------------------------------------------
1993    1994    1995    1996   1997   1998   1999    2000   2001   2002

Best Quarter:     Q2-1995       5.81%
Worst Quarter:    Q1-1994      -2.67%

Year to Date Return (through September 30, 2003): 3.43%

QUALITY INCOME FUND - CLASS I*


ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                                  [BAR GRAPH]

                                                     11.69% 5.63%  7.04%
--------------------------------------------------------------------------------
1993    1994    1995    1996   1997   1998   1999    2000   2001   2002

Best Quarter:     Q4-2000       4.77%
Worst Quarter:    Q1-2002      -1.22%

Year to Date Return (through September 30, 2003): 3.97%

* Performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                                                 SINCE
                                                      1 YEAR       5 YEARS       10 YEARS     INCEPTION(1)
                                                    ----------   -----------   -----------   -------------
BABSON FUND
Return Before Taxes .............................       5.43%        5.80%         6.48%          N/A
Return After Taxes on Distributions .............       3.30%        3.43%         3.69%          N/A
Return After Taxes on Distributions and Sale of
 Fund Shares ....................................       3.29%        3.44%         3.74%          N/A

QUALITY INCOME FUND - CLASS I(2)
Return Before Taxes .............................       7.04%        N/A           N/A            6.44%
Return After Taxes on Distributions .............       5.05%        N/A           N/A            4.09%
Return After Taxes on Distributions and Sale of
 Fund Shares ....................................       4.29%        N/A           N/A            3.98%

LEHMAN BROTHERS AGGREGATE BOND INDEX(3) .........      10.27%        7.54%         7.51%          8.00%

------------------
(1) Since inception of Class I shares of Quality Income Fund on May 11, 1999.

(2) Class S shares of the Quality Income Fund will be newly offered and therefore have no available performance information. Therefore, average annual total returns for Class I shares are shown.

(3) Reflects no deductions for fees, expenses or taxes.

DISTRIBUTION OF THE FUNDS

J&B serves as the distributor of the Babson Fund. J&B does not receive any fee or other compensation under the distribution agreement which continues in effect from May 1, 2003 for an initial period of two years, and which will continue automatically for successive annual periods thereafter if approved at least annually by the Board, including a majority of the Trustees who are not parties to such agreements or interested persons of any such party. There are no sales charges (loads) or Rule 12b-1 distribution fees associated with purchases of shares of the Babson Fund, and there will be no sales charges or Rule 12b-1 distribution fees associated with purchases of Class S shares of the Quality Income Fund. Centura currently serves as the distributor of the Quality Income Fund.

PURCHASES, REDEMPTIONS AND EXCHANGES

THE PROCEDURES FOR PURCHASES, REDEMPTIONS AND EXCHANGES OF SHARES OF THE BABSON FUND AND CLASS S SHARES OF THE QUALITY INCOME FUND ARE MATERIALLY THE SAME.

Babson Fund shares are currently open to new investors and are offered on a continuous basis. Class S shares of the Quality Income Fund, in contrast, will be available only to: (i) those accounts that receive Class S shares issued in the Reorganization (I.E., existing Babson Fund shareholders on the Closing date); and (ii) Class S shareholder accounts of other Tamarack Funds that wish to exchange into Quality Income Fund, to the extent permitted by each fund's then current prospectus. In addition, Class S shareholders of the Quality Income Fund (as well as Class S shareholders of other Tamarack Funds) will be permitted to purchase Class S shares or Investor Shares of other funds within the Tamarack family of funds, and to exchange Class S shares to or from those funds, subject to such minimum investment and other requirements as may be established from time to time by the applicable funds.

Shares of the Funds are sold (or redeemed) at the NAV per share next calculated after a purchase order and payment (or redemption order) is received by the Funds in good order. The NAV is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The Funds' NAV per share is computed once daily, Monday through Friday, at 4:00 p.m., Eastern Time except: (i) days when the Funds are not open for business; (ii) days on which changes in the value of portfolio securities will not materially affect the NAV; (iii) days during which a Fund receives no purchase or redemption orders; and (iv) customary holidays. The Funds are generally open for business on days when the New York Stock Exchange is open.

Shareholders may also redeem at any time. As mentioned above, the redemption price will be priced as of the next NAV calculated after the redemption order is received in good order. Both the Babson Fund and the Quality Income Fund transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received, usually no later than the third business day after it is received. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. At a Fund's option, a Fund may pay such redemption by wire or check. The right to redeem shares may be temporarily suspended in emergency situations as permitted under federal law.

The Funds may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Fund's securities is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to "time the market" by purchasing and redeeming a Fund's shares on a regular basis; or (4) for such other periods as the SEC may by order permit for the protection of the Funds' shareholders.

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind," for amounts redeemed by a shareholder in any 90-day period in excess of $250,000 or 1% of the Fund's net assets, whichever is less. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the securities to cash.

Each Fund reserves the right to make changes to its current purchase, exchange and redemption practices in the future, in accordance with applicable law.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Quality Income Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the Quality Income Fund are declared daily and paid monthly. Capital gains for the Fund are distributed at least annually.

Redemptions of shares and an exchange of shares are each considered a sale, and any related gains may be subject to applicable taxes.

Dividends from net investment income and short-term capital gains are taxable to a shareholder as ordinary income. Taxes on capital gains earned and distributed by the Quality Income Fund will vary with the length of time the Fund has held the security, not how long the individual shareholder has invested in the Fund. Because no portion of the Quality Income Fund's income is expected to consist of dividends, no portion of the Quality Income Fund's distributions is expected to qualify for the reduced tax rates applicable to "qualified dividend income" for individual shareholders, or for the dividends received deduction for corporate shareholders.

Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on a shareholder's account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

Shareholders of the Quality Income Fund will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on a shareholder's residence for tax purposes, distributions may also be subject to state and local taxes, including withholding taxes.

The Quality Income Fund may be required to withhold U.S. federal income tax at the rate of 28% from taxable distributions payable to a shareholder if such shareholder fails to provide the Quality Income Fund with the shareholder's correct taxpayer identification number or to make required certifications, or if the shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Shareholders should consult their tax advisers about the federal, state and local tax consequences in their particular circumstances.

FINANCIAL HIGHLIGHTS

The financial highlights tables for Class I shares of the Quality Income Fund prior to the creation of Class S shares are included in the Quality Income Fund's Class I prospectus dated July 25, 2003, as supplemented from time to time. This prospectus has been mailed to you with this Proxy Statement/Prospectus. These financial highlights tables are intended to help you understand the Quality Income Fund's financial performance for the past 5 years. Certain information reflects results for a single Fund share. The total returns in the table represent how much an investment in Class I shares of the Quality Income Fund would have increased (or decreased) during each period assuming reinvestment of all dividends and distributions. The information for the year ended April 30, 2003 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Quality Income Fund's financial statements, are included in the Quality Income Fund's annual report, which is available upon request. Information for periods ended April 30, 2002, April 30, 2001, April 30, 2000 and April 30, 1999 was audited by the Quality Income Fund's previous auditors. Shareholders of the Babson Fund should be aware that the information in the financial highlights tables reflects the performance of Class I shares and not the performance of Class S shares, which have no operating history. The information in the tables has not been adjusted to reflect the lower total annual operating expenses of the newly created Class S shares.

PRICING OF THE SHARES OF THE QUALITY INCOME FUND

The Quality Income Fund's securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the board of directors of the Quality Income Fund believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost.

Trading in securities on European, Far Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business of the Quality Income Fund. Trading in foreign securities in some countries may not take place on all Quality Income Fund business days and may take place in various foreign markets on days on which the Fund's NAV is not calculated. The net asset value of the Quality Income Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. However, unless Voyageur determines that the value of the already-priced foreign securities would be materially affected before the Quality Income Fund's NAV is determined, no adjustment will be made for the differing times in pricing. Should an adjustment in pricing be deemed necessary, the fair value of those securities will be determined by consideration of other factors by or under the direction of the board of directors of the Quality Income Fund.

                        REASONS FOR THE REORGANIZATION

BOARD CONSIDERATIONS

The Board, including all of the Trustees who are not "interested persons" of the Babson Fund, as that term is defined in the 1940 Act (the "Independent Trustees") have unanimously determined that the Plan and the Reorganization are advisable and are in the best interests of the shareholders of the Babson Fund and that the interests of the shareholders of the Babson Fund would not be diluted as a result of the Reorganization. At a meeting held on November 24, 2003, Voyageur informed the Board that it proposed the Reorganization as part of its strategy to refine existing product lines while taking steps to ensure that its overall product offering is not diminished from the perspective of investors. Among the reasons for recommending the Reorganization and the Plan, Voyageur has identified the following factors:

    o The investment objectives of the Funds are similar and there will be no material changes to existing shareholder services resulting from the Reorganization. Given the similarities in the Funds' investment objectives and services, the investment manager believes that the Reorganization would help to simplify its current line of funds while still offering shareholders attractive and comparable investment choices. There are no service features currently available to Babson Fund shareholders that are not also available to Quality Income Fund shareholders. As such, the interests of the Babson Fund shareholders in this regard would be unaffected by the Reorganization.

    o While any registration fees pursuant to Rule 24f-2 under the 1940 Act and any state filing fees payable on Quality Income Fund shares issued in connection with the Reorganization would be paid by the Quality Income Fund, neither the Quality Income Fund nor the Babson Fund would be expected to bear any ordinary costs in connection with the Reorganization. Voyageur has agreed to bear all ordinary costs and expenses associated with the Reorganization, other than any expenses individually incurred by shareholders (for example, the cost of travelling to the meeting or seeking the independent advice of tax counsel). In addition, Class S shares of the Quality Income Fund are expected to have an expense ratio lower than the expense ratio of the Babson Fund, and the terms of the current expense limitation agreement for the Babson Fund, which is in place through May 1, 2005, would be applied to the Quality Income Fund and it is expected that gross operating expenses thereafter would not exceed those which would have been incurred by the Babson Fund absent the Reorganization. Moreover, the post-Reorganization Quality Income Fund is expected to be larger than the Babson Fund or the Quality Income Fund immediately prior to the Reorganization.

    o The Quality Income Fund generally has outperformed the Babson Fund. While past performance is not a predictor of future returns, the better track record of the Quality Income Fund, which would be used in the future to market the Funds, might be helpful in attracting new assets. In addition, because the post-Reorganization Quality Income Fund would be larger than the Babson Fund, it would have a greater potential to draw the attention of key distribution channels.

In determining whether to approve the Reorganization and the Plan and to recommend approval of the Plan to shareholders of the Babson Fund, the Trustees considered at the November 24, 2003 meeting the potential impact of the Reorganization on the Babson Fund's shareholders and a variety of related factors, including, among others: (1) changes to the Funds' investment objectives, restrictions or policies resulting from the Reorganization; (2) the performance history of the Babson Fund compared with the Quality Income Fund;
(3) any effect of the Reorganization on either Fund's annual operating expenses and/or its shareholder fees and expenses; (4) any changes in shareholder services resulting from the Reorganization; (5) the terms or conditions of the Plan or expected consequences of the Reorganization transaction that could result in dilution to shareholders of either Fund; (6) any fees and expenses that will be borne directly or indirectly by either Fund in connection with the Reorganization; (7) any direct or indirect federal income tax consequences of the Reorganization to each Fund and its shareholders; (8) the investment manager's marketing approach and its outlook for future asset growth of each Fund; and (9) alternatives to the Reorganization.

The Board unanimously concluded that the Reorganization and the Plan are advisable and are in the best interests of the shareholders of the Babson Fund and that the interests of the Babson Fund would not be diluted as a result of the Reorganization. Consequently, the Board approved the Reorganization and the Plan and recommended that shareholders of the Babson Fund vote to approve the Plan.

                   DIFFERENCES IN ORGANIZATIONAL STRUCTURES

The Babson Trust and the Tamarack Funds Trust are Delaware statutory trusts governed by their respective Agreements and Declaration of Trust, By-Laws and Boards of Trustees. The Acquiring Company is a Maryland corporation governed by its Articles of Incorporation, By-Laws and Board of Directors. The operations of the Babson Trust, the Acquiring Company and the Tamarack Funds Trust are also governed by applicable state and Federal law.

Importantly, the Trustees of the Tamarack Funds Trust will effectively have the same fiduciary obligations to act with due care and in the interest of its series and their shareholders as do the Directors with respect to the Acquiring Company and its shareholders.

Key differences between the organizational structures of the Babson Trust, the Acquiring Company and the Tamarack Funds Trust are summarized in this section. The summary focuses on differences that might be material to a Fund shareholder. It is not an exhaustive discussion. Shareholders who are interested in obtaining more detail should refer to the applicable documents and state laws that are described in this summary. Copies of the documents are available from the Babson Funds upon request.

COMPARISON OF THE BABSON TRUST AND THE TAMARACK FUNDS TRUST

The governing documents of the Tamarack Funds Trust are substantially similar to the governing documents of the Babson Trust. The Tamarack Funds Trust's Agreement and Declaration of Trust contains all of the provisions of the Babson Trust's Declaration of Trust. In addition, the Tamarack Funds Trust's Agreement and Declaration of Trust contains (1) a more detailed provision regarding involuntary redemptions (for example, involuntary redemptions in connection with an investor's failure to comply with customer identification (anti-money laundering) requirements), and (2) a new provision regarding derivative actions. The new provision regarding derivative actions is described below in the Comparison of the Acquiring Company and the Tamarack Funds Trust under the heading "Derivative Actions."

COMPARISON OF THE ACQUIRING COMPANY AND THE TAMARACK FUNDS TRUST

The Acquiring Company is a Maryland corporation governed by its Articles of Incorporation, By-Laws and Board of Directors. The Tamarack Funds Trust is a Delaware statutory trust governed by its Agreement and Declaration of Trust, By-Laws and Board of Trustees. The operations of the Tamarack Funds Trust and the Acquiring Company are also governed by applicable state and Federal law.

Certain differences and similarities between the Tamarack Funds Trust and the Acquiring Company are summarized below, although this is not a complete list of comparisons. Shareholders should refer to the provisions of these governing documents and the relevant state law directly for a more thorough comparison. Copies of these governing documents are available to shareholders without charge upon written request.

Under the Declaration of Trust and By-Laws of the Tamarack Funds Trust, the Trustees of the Tamarack Funds Trust will have more flexibility than Directors of the Acquiring Company and, subject to applicable requirements of the 1940 Act and Delaware law, broader authority to act. The increased flexibility may allow the Trustees of the Tamarack Funds Trust to react more quickly to changes in competitive and regulatory conditions and, as a consequence, may allow the Tamarack Funds Trust to operate in a more efficient and economical manner. Delaware law also promotes ease of administration by permitting the Board of the Tamarack Funds Trust to take certain actions, for example, establishing new investment series of the Tamarack Funds Trust, without filing additional documentation with the state, which would otherwise require additional time and costs.

Importantly, the Trustees of the Tamarack Funds Trust will effectively have the same fiduciary obligations to act with due care and in the interest of its series and their shareholders as do the Directors with respect to the Acquiring Company and its shareholders.

SHAREHOLDER LIABILITY

TAMARACK FUNDS TRUST

The Declaration of Trust of the Tamarack Funds Trust provides that shareholders are not personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to the Tamarack Funds Trust, the series of the Tamarack Funds Trust or any class of shares. In addition, shareholders have the same limitation of personal liability as is extended to shareholders of a Delaware for-profit corporation.

ACQUIRING COMPANY

The Acquiring Company is organized as a Maryland corporation, and as such, its shareholders generally have no personal liability for its acts or obligations.

LIQUIDATION OR DISSOLUTION

Generally, in the event of the liquidation or dissolution of any of the series of the Acquiring Company or Tamarack Funds Trust, as the case may be, the shareholders of that series are entitled to receive, when and as declared by the Board, the excess of the assets over the liabilities belonging to that series. The assets so distributed to shareholders of that series would be distributed among the shareholders in proportion to the number of shares of that series held by them and recorded on the books of that series.

TAMARACK FUNDS TRUST

The Declaration of Trust of the Tamarack Funds Trust permits a majority of the Trustees to liquidate the Tamarack Funds Trust, or any class or series of the Tamarack Funds Trust, upon written notice to shareholders, without submitting the matter for shareholder approval.

ACQUIRING COMPANY

Maryland law requires shareholder approval of a dissolution of the Acquiring Company. If no shares of a class or series are outstanding, a majority of the Directors may vote to liquidate such class or series without shareholder approval. Otherwise, subject to the redemption requirements contained in the Acquiring Company's Articles of Incorporation, the Acquiring Company may first redeem all of the shares outstanding of each applicable series and/or class, and then liquidate the series or class without shareholder approval.

LIABILITY OF DIRECTORS/TRUSTEES

TAMARACK FUNDS TRUST

Absent willful misfeasance, bad faith, gross negligence or reckless disregard of a Trustee's duties, a Trustee acting in such capacity shall not be personally liable to any person other than the Tamarack Funds Trust or a beneficial owner for any act, omission or obligation of the Tamarack Funds Trust or any Trustee. A Trustee or officer of the Tamarack Funds Trust will be indemnified by the Tamarack Funds Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with the defense of any proceeding in which he or she becomes involved by virtue of being or having been a Trustee or officer.

ACQUIRING COMPANY

The Articles of Incorporation of the Acquiring Company provide that, to the fullest extent permitted by Maryland law and the 1940 Act, a Director is not liable to the Acquiring Company or its shareholders for money damages. The Articles of Incorporation also provide that the corporation will indemnify the Directors to the fullest extent permitted by Maryland law and the 1940 Act.

RIGHTS OF INSPECTION

TAMARACK FUNDS TRUST

Shareholders shall have the right to inspect the Tamarack Funds Trust's accounts, books or documents only to the extent such right is conferred by the Trustees.

ACQUIRING COMPANY

Except as required by Maryland law, shareholders of the Acquiring Company have only such right to inspect their respective corporation's records, documents, accounts and books as may be granted by its Directors. Maryland corporate law provides that one or more persons who together have owned at least 5% of the outstanding shares of a corporation for at least six months may, on written request, inspect the books of account and stock ledger of the corporation.

SHAREHOLDER MEETINGS

Neither the Tamarack Funds Trust nor the Acquiring Company is required to hold annual meetings of shareholders (other than in a year in which the election of trustees/directors is required by the 1940 Act), although each may hold special meetings at any time. In each case, on any matters submitted to a vote of the shareholders, all shares entitled to vote are voted in the aggregate, except when (1) required by the 1940 Act, shares are voted by the individual series;
(2) the matter involves any action that the Directors/Trustees have determined will affect only the interests of one or more series, then only the shareholders of such series shall be entitled to vote thereon; and (3) the matter involves any action that the Directors/Trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon.

TAMARACK FUNDS TRUST

The By-Laws for the Tamarack Funds Trust permit special meetings of the shareholders to be called by shareholders holding at least 10% of the outstanding shares of the Tamarack Funds Trust entitled to vote at such meeting. Shareholders may also take action in lieu of a meeting by written instrument signed by the holders of outstanding shares representing the minimum number of votes that would be necessary to authorize or take that action at a meeting.

Delaware law provides greater flexibility with regard to shareholder voting rights, quorums, and proxy requirements. The Declaration of Trust provides that 331/3% of the shares entitled to vote at any meeting must be present in person or by proxy to establish a proper quorum for voting purposes, unless a larger quorum is required by applicable law, by the By-Laws of the Trust, or by the Declaration of Trust. When a quorum is present, a majority of votes cast shall decide any issues, and a plurality shall elect a Trustee of the Tamarack Funds Trust, unless a larger vote is required by the governing documents or under applicable law. The effect of the quorum and voting provisions is to make it easier for the Tamarack Funds Trust to seek appropriate shareholder approvals for many actions not related to regulatory issues without experiencing the added costs or delays of soliciting additional proxies or votes and without being disadvantaged by abstentions or broker non-votes. Delaware law also affords trustees the ability to adapt a Delaware statutory trust to future contingencies. For example, trustees have the authority to incorporate a Delaware statutory trust, to merge or consolidate a Delaware statutory trust or its series with another entity, to cause multiple series of a Delaware statutory trust to become separate trusts, to change the state of domicile or to liquidate a Delaware statutory trust, all without having to obtain a shareholder vote.

ACQUIRING COMPANY

Under the By-Laws of the Acquiring Company, a special meeting of shareholders of a series may be called by the Secretary of the Acquiring Company upon the written request of holders of shares entitled to cast not less than 10% of the votes entitled to be cast at such meeting, provided that (1) such request states the purposes of such meeting and the matters proposed to be acted upon, and (2) the shareholders requesting such meeting have paid to the Acquiring Company the reasonably estimated cost of preparing and mailing the notice of the meeting, which the Secretary shall determine and specify to such shareholders. No special shareholder meeting may be called upon the request of shareholders to consider any matter that is substantially the same as a matter voted upon at any special meeting held during the preceding 12 months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting. Written shareholder consents in lieu of a meeting are required to be signed by all shareholders.

Under the Acquiring Company's Articles of Incorporation, the presence in person or by proxy of shareholders entitled to cast one-third of all the votes entitled to be cast at the meeting generally constitutes a quorum. Maryland law requires a plurality of all votes cast at a meeting at which a quorum is present to elect directors unless the corporation's Articles of Incorporation or By-Laws require a larger vote. For most other stockholder votes, Maryland law provides that a majority of all votes cast at a meeting at which a quorum is present is sufficient to approve any matter, unless the corporation's Articles of Incorporation provide otherwise. Certain other matters, such as amendments to the corporation's Articles of Incorporation, consolidations, mergers, share exchanges and transfers of assets, require the affirmative vote of two-thirds of all votes entitled to be cast on the matter for approval of the measure. However, under Maryland law, the Articles of Incorporation may include a provision that requires less than a two-thirds vote, provided that the Articles of Incorporation require at least a majority vote. The Acquiring Company's Articles of Incorporation provide that notwithstanding any provision of Maryland law requiring more than a majority vote to approve any action, the action shall be effective if approved by the affirmative vote of the holders of a majority of the total number of shares of outstanding and entitled to vote, except as otherwise provided therein.

REORGANIZATION/COMBINATION TRANSACTIONS

TAMARACK FUNDS TRUST

Under the Declaration of Trust and Delaware law, the Trustees may generally authorize mergers, consolidations, share exchanges and reorganizations of a series or the Tamarack Funds Trust with another trust, series or other business organization without shareholder approval, although such approval may be separately required under the federal securities laws and rules thereunder. For example, the 1940 Act and rules thereunder may require a shareholder vote of a proposed merger involving affiliated funds under certain circumstances, such as when the merging funds have materially different advisory contracts or fundamental investment restrictions.

ACQUIRING COMPANY

A majority of the outstanding shares of a series must approve a merger of the series with another business organization.

AMENDMENT OF CHARTER DOCUMENT

TAMARACK FUNDS TRUST

The Trustees may generally restate, amend or otherwise supplement the Trust's governing instrument, which includes the Declaration of Trust and the By-Laws, without the approval of shareholders, subject to limited exceptions (such as amendments affecting shareholders' voting rights).

ACQUIRING COMPANY

The Articles of Incorporation provide that the Acquiring Company reserves the right to amend, alter, change or repeal any provision of the Articles of Incorporation, and all rights conferred upon shareholders are granted subject to this reservation. Under Maryland law, in general, amendments to the Articles of Incorporation of a corporation must be approved by a two-thirds of all votes entitled to be cast unless such percentage is reduced in the corporation's Articles of Incorporation, provided that the Articles of Incorporation require at least a majority vote. The Acquiring Company's Articles of Incorporation provide that a majority of the outstanding shares entitled to vote will be sufficient to approve an amendment.

DERIVATIVE ACTIONS

TAMARACK FUNDS TRUST

Shareholders of the Tamarack Funds Trust or any of its series may not bring a derivative action to enforce the right of the Tamarack Funds Trust or such series unless certain conditions are satisfied. The conditions include, among others, that (1) the complaining shareholder submit a written demand to the Board of Trustees and that demand must be refused, and (2) at least 10% of the shareholders of the Tamarack Funds Trust or its series, as applicable, join in bringing the derivative action. A shareholder of a particular series is not entitled to participate in a derivative action on behalf of any other series of the Tamarack Funds Trust. As noted above, this provision does not appear in the Declaration of Trust of the Babson Trust.

ACQUIRING COMPANY

Under Maryland law, in general, shareholders may not bring a derivative action unless they have first made a demand upon the corporation to sue in its own name and the demand was refused. If the Directors improperly refuse to bring a derivative suit or if the demand upon the Directors is excused, then a plaintiff generally must then make the demand upon the corporation's other shareholders before commencing suit.

            ADDITIONAL INFORMATION ABOUT THE PLAN OF REORGANIZATION

SUMMARY OF TERMS

The following is a summary of the Plan. This summary is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan, which is attached as EXHIBIT A.

As stated above, the Plan provides that all of the assets of the Babson Fund will be transferred to the Quality Income Fund, which will assume all of the Babson Fund's liabilities. Babson Fund shareholders will receive a number of full and fractional Class S shares of the Quality Income Fund with the same aggregate NAV as the shares of the Babson Fund held at the Valuation Time. Immediately following the Reorganization, shareholders of the Babson Fund will be shareholders of the Quality Income Fund. The Babson Fund's shareholders will not pay a sales charge, commission or other transaction costs in connection with their receipt of shares of the Quality Income Fund.

The Reorganization is subject to a number of conditions, including the following: (1) approval of the Plan and the transactions contemplated thereby as described in this Proxy Statement/Prospectus by the shareholders of the Babson Fund; (2) the receipt of certain legal opinions described in the Plan;
(3) the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Plan and other matters; and (4) the parties' performance in all material respects of their agreements and undertakings in the Plan.

If the shareholders approve the Plan and the various other conditions required for the Closing are satisfied, the Closing is expected to occur on or about March 31, 2004, or such other date as is agreed to by the Funds, on the basis of values calculated as of the close of regular trading on the New York Stock Exchange at the Valuation Time.

The Plan may be terminated (i) by the mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before July 15, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan. The Plan may also be amended by mutual agreement of the parties in writing. However, no amendment may be made following the Meeting if such amendment would have the effect of changing the provisions for determining the number of shares of the Quality Income Fund to be issued to the Babson Fund under the Plan to the detriment of the Babson Fund's shareholders without their approval.

TAX CONSIDERATIONS

The Plan provides that the Babson Fund will declare a dividend and/or capital gain distribution prior to the Reorganization which, together with all previous distributions, will have the effect of distributing to the shareholders of the Babson Fund all of their investment company taxable income and net capital gain, if any, realized by the Babson Fund up to and including the Closing of the Reorganization. Dividends and capital gain distributions generally will be taxable to shareholders who are subject to federal income taxation.

It is anticipated that each Reorganization will be a tax-free reorganization within the meaning of Section 368(a) of the Code. With respect to the Reorganization, the Quality Income Fund and the Babson Fund will receive an opinion from Dechert LLP substantially to the effect that, based on certain facts, assumptions and representations, for federal income tax purposes: (1) the Reorganization will constitute a "reorganization" within the meaning of Code Section 368(a); (2) the shareholders will recognize no gain or loss on their receipt of voting shares of the Quality Income Fund in exchange for their voting shares of the Babson Fund pursuant to the Reorganization; (3) the Babson Fund will not recognize gain or loss on the transfer of all of its assets to the Quality Income Fund solely in exchange for voting shares of the Quality Income Fund and the assumption by the Quality Income Fund of the Babson Fund's liabilities pursuant to the Reorganization; (4) the Babson Fund will not recognize gain or loss on its distribution of voting shares of the Quality Income Fund to its shareholders pursuant to the liquidation of the Babson Fund;
(5) the Quality Income Fund will not recognize gain or loss on its acquisition of all of the assets of the Babson Fund solely in exchange for voting shares of the Quality Income Fund and the assumption by the Quality Income Fund of the Babson Fund's liabilities; (6) the tax basis of the voting shares of the Quality Income Fund received by each of the Babson Fund's shareholders pursuant to the Reorganization will equal the tax basis of the voting shares of the Babson Fund surrendered in exchange therefor; (7) the holding period of the voting shares of the Quality Income Fund received by each of the shareholders pursuant to the Reorganization will include the period that the shareholder held the voting shares of the Babson Fund exchanged therefor, provided that the shareholder held such shares as capital assets on the date of the Reorganization; (8) the Quality Income Fund's basis in the assets of the Babson Fund received pursuant to the Reorganization will equal the Babson Fund's basis in the assets immediately before the Reorganization; and (9) the Quality Income Fund's holding period in the Babson Fund's assets received pursuant to the Reorganization will include the period during which the Babson Fund held the assets.

No opinion will be expressed by Dechert LLP, however, as to whether (1) any accrued market discount will be required to be recognized as ordinary income or
(2) any gain or loss will be recognized (a) by the Babson Fund in connection with the transfer from the Babson Fund to the Quality Income Fund of any
Section 1256 contracts (as defined in Section 1256 of the Code) or (b) by the Babson Fund or the Quality Income Fund in connection with any disposition of assets by the Babson Fund or the Quality Income Fund prior to or following the Reorganization.

Shareholders of the Babson Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances and, since the foregoing discussion only relates to the federal income tax consequences of the Reorganization, should consult their tax advisors as to state and local tax consequences, if any, of the Reorganization.

DESCRIPTION OF THE SHARES OF THE QUALITY INCOME FUND

The Acquiring Company currently consists of six separately managed series. The capitalization of the Acquiring Company consists solely of one billion fifty million (1,050,000,000) shares of common stock with a par value of $0.001 per share. All six series have classes A, B and I. Class B shares are closed to new investors. Class I shares will be closed to new investors as of March 31, 2004. In addition, beginning on or about March 31, 2004, they will offer an additional class of shares, Class S. Class S shares of the Quality Income Fund have materially the same distribution, service fee, voting rights, and dividend attributes as the current shares offered by the Babson Fund. Except for these differences between such classes, each class of shares represents an equal proportionate interest in the Quality Income Fund.

The board of directors of the Acquiring Company may establish additional series (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional series or classes will not alter the rights of the Acquiring Company's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a series or class, each shareholder is entitled to receive his pro rata share of the net assets of that series or class.

CAPITALIZATION

The following tables set forth, as of November 30, 2003, the capitalization of the Quality Income Fund, the Babson Fund and the pro forma capitalization of the Quality Income Fund as adjusted to give effect to the Reorganization. The capitalization of the Quality Income Fund is likely to be different when the Reorganization is consummated.

                         QUALITY INCOME FUND PRO FORMA

                                                                BABSON        BABSON BOND
                                                              BOND TRUST         TRUST                            PRO FORMA
                                               QUALITY            --              --             PRO FORMA      QUALITY INCOME
                                             INCOME FUND     PORTFOLIO L    PORTFOLIO S(1)      ADJUSTMENTS          FUND
                                           --------------- --------------- ---------------- ------------------ ---------------
BABSON FUND SHARES
Net asset value per share ................            --     $      1.54     $      9.66                  --              --
Net assets ...............................            --     $79,610,284     $29,379,613      $ (108,989,897)             --
Shares outstanding ($.001 par value) .....            --      51,724,328       3,041,813         (54,766,141)             --

CLASS A
Net asset value per share ................   $     10.11              --              --                  --    $      10.11
Net assets ...............................   $   855,017              --              --                  --    $    855,017
Shares outstanding ($.001 par value) .....        84,593              --              --                  --          84,593

CLASS B
Net asset value per share ................   $     10.11              --              --                  --    $      10.11
Net assets ...............................   $   124,589              --              --                  --    $    124,589
Shares outstanding ($.001 par value) .....        12,328              --              --                  --          12,328

CLASS I
Net asset value per share ................   $     10.11              --              --                  --    $      10.11
Net assets ...............................   $36,875,403              --              --                  --    $ 36,875,403
Shares outstanding ($.001 par value) .....     3,648,832              --              --                  --       3,648,832

CLASS S
Net asset value per share ................            --              --              --      $        10.11    $      10.11
Net assets ...............................            --              --              --      $  108,989,897    $108,989,897
Shares outstanding ($.001 par value) .....            --              --              --      $   10,780,414    $ 10,780,414

------------------
(1) Shareholders of Portfolio S of D.L. Babson Bond Trust are being asked to approve the reorganization of Portfolio S into the Quality Income Fund.

                                   *   *   *

SHAREHOLDER APPROVAL: Approval of Proposal 1 by the Babson Fund's shareholders will require the affirmative cast at the vote of the majority of votes cast at the meeting.

                 THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS
                               THAT SHAREHOLDERS
                        VOTE FOR THE PLAN IN PROPOSAL 1.

                                --------------

                                  PROPOSAL 2:

                     TO ELECT TRUSTEES OF THE BABSON TRUST

                                --------------

The purpose of this Proposal is to elect a Board of Trustees for the Babson Trust in case the Plan, as described in Proposal 1, is not approved by shareholders of the Babson Fund. It is intended that the enclosed proxy will be voted for the election as Trustees of the Babson Trust of the nine nominees listed below ("Nominees"). Four of the Nominees named below are currently Trustees of the Babson Trust and each has served in that capacity since originally elected or appointed.

In order to create uniform boards of trustees/directors for all of the funds, the same Nominees are also being proposed for election to the boards of trustees/directors of the other funds involved in the integration initiative described above. These Nominees, if elected, would be nominated to serve as the trustees of the Tamarack Funds Trust. The Report of the Advisory Group on Best Practices for Fund Directors issued by the Investment Company Institute in 1999 recommends that mutual fund boards of trustees/directors generally be organized either as a unitary board for all the funds in a complex or as cluster boards for groups of funds within a complex, rather than as separate boards for each individual fund.

THE NOMINEES TO THE BOARD

Information about the Nominees, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Nominee is deemed to be "independent" to the extent the Nominee is not an "interested person" of the Babson Fund, as that term is defined in Section 2(a)(19) of the 1940 Act. For purposes of this Proxy Statement/Prospectus, "Fund Complex" means: the Babson Fund; the series of RBC Funds, Inc.; the series of Great Hall Investment Funds, Inc.; the series of J&B Funds; the series of Investors Mark Series Fund, Inc.; David L. Babson Growth Fund, Inc.; Babson Enterprise Fund, Inc.; Babson Enterprise Fund II, Inc.; Babson-Stewart Ivory International Fund, Inc.; Babson Value Fund, Inc.; the series of D.L. Babson Bond Trust; D.L. Babson Money Market Fund, Inc.; D.L. Babson Tax-Free Income Fund, Inc. and Shadow Stock Fund, Inc.

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                            POSITION(S)                              PRINCIPAL            IN FUND          OTHER
                              WITH THE      TERM OF OFFICE         OCCUPATION(S)        COMPLEX(2)     DIRECTORSHIPS
NAME, ADDRESS(1)               BABSON        AND LENGTH OF            DURING             OVERSEEN         HELD BY
AND AGE                         FUND          TIME SERVED          PAST 5 YEARS         BY NOMINEE        NOMINEE
------------------------   -------------   ----------------   ----------------------   ------------   --------------
INDEPENDENT NOMINEES

T. Geron Bell              Trustee         Indefinite(3);     President of Twins        16(8)         None
34 Kirby Puckett Place                     since May 1,       Sports, Inc. (the
Minneapolis,                               2003               parent company of
Minnesota 55415                                               Minnesota Twins and
Age: 62                                                       Victory Sports) since
                                                              November, 2002; prior
                                                              thereto President of
                                                              the Minnesota Twins
                                                              Baseball Club
                                                              Incorporated since
                                                              1987.

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                           POSITION(S)                               PRINCIPAL             IN FUND          OTHER
                             WITH THE       TERM OF OFFICE         OCCUPATION(S)         COMPLEX(2)     DIRECTORSHIPS
NAME, ADDRESS(1)              BABSON        AND LENGTH OF              DURING             OVERSEEN         HELD BY
AND AGE                        FUND          TIME SERVED            PAST 5 YEARS        BY NOMINEE         NOMINEE
-----------------------   -------------   -----------------   -----------------------   ------------   --------------
Ronald James              Trustee         Indefinite(3);      President and Chief        16(8)         Bremer
Age: 52                                   since May 1,        Executive Officer,                       Financial
                                          2003                Center for Ethical                       Corporation
                                                              Business Cultures
                                                              since 2000; President
                                                              and Chief Executive
                                                              Officer of the Human
                                                              Resources Group, a
                                                              division of Ceridian
                                                              Corporation, from
                                                              1996-1998. Ceridian
                                                              Corporation is an
                                                              information services
                                                              company specializing
                                                              in human resources
                                                              outsourcing solutions.

H. David Rybolt           Trustee         Indefinite(3);      Consultant, HDR            18(4)         None
6501 W. 66th Street                       twelve years of     Associates,
Overland Park, Kansas                     service as a        (management
66202                                     Trustee             consulting).
Age: 61

Jay H. Wein               Trustee         Indefinite(3);      Independent investor       16(8)         None
5305 Elmridge Circle                      since May 1,        and business
Excelsior, Minnesota                      2003                consultant since 1989.
55331
Age: 71

Lucy Hancock Bode         Nominee         Indefinite(3)       Lobbyist.                   6(5)         None
2518 White Oak Road
Raleigh, North
Carolina 27609
Age: 51

Leslie H. Garner, Jr.     Nominee         Indefinite(3)       President, Cornell          6(5)         None
600 First Street                                              College.
West Mount Vernon,
Iowa 52314-1098
Age: 53

John A. MacDonald         Nominee         Indefinite(3)       CIO, Hall Family           10(6)         None
P.O. Box 419580                                               Foundation.
Mail Drop 323
Kansas City, Missouri
64141
Age: 54

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                       POSITION(S)                              PRINCIPAL             IN FUND          OTHER
                         WITH THE      TERM OF OFFICE         OCCUPATION(S)         COMPLEX(2)     DIRECTORSHIPS
NAME, ADDRESS(1)          BABSON        AND LENGTH OF             DURING             OVERSEEN         HELD BY
AND AGE                    FUND          TIME SERVED           PAST 5 YEARS        BY NOMINEE         NOMINEE
-------------------   -------------   ----------------   -----------------------   ------------   --------------
James R. Seward       Nominee         Indefinite(3)      Private                    10(6)         Syntroleum
Age: 51                                                  Investor/Consultant,                     Corp.,
                                                         2000 to present;                         Lab One,
                                                         Financial Consultant,                    Inc., and
                                                         Seward & Company,                        Concorde
                                                         LLC 1998-2000.                           Career
                                                                                                  Colleges

INTERESTED NOMINEE

Michael T. Lee(7)     Nominee         Indefinite(3)      Chief Operating           None           None
Age: 40                                                  Officer and Senior
                                                         Vice President,
                                                         Voyageur, 2003 to
                                                         present; Senior
                                                         Portfolio Manager,
                                                         Voyageur, 2000 to
                                                         present; Vice
                                                         President, Senior
                                                         Research Analyst and
                                                         Equity Portfolio
                                                         Manager, Voyageur,
                                                         1999-2003.

------------------
(1) Unless otherwise specified, the address of each Director/Nominee is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

(2) The Tamarack Funds Trust consists of 17 "shell" series as of the date of this Proxy Statement/Prospectus. The Tamarack Funds Trust was formed solely for the purposes of completing the redomestication transactions contemplated by the integration initiative. Accordingly, the series of the Tamarack Funds Trust have not been included in the totals in this column.

(3) The Trustee may serve until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner than any of such events, until the next shareholder meeting called for the purpose of electing Trustees and until the election and qualification of his successor.

(4) Director/Trustee of each of the Babson Funds except Babson-Stewart Ivory International Fund Inc. Director of Investors Mark Series Fund, Inc., which consists of nine series.

(5) Director of RBC Funds, Inc., which consists of six series.

(6) Trustee of J&B Funds, which consists of a single series, J&B Small Cap International Fund; also, Director, Investors Mark Series Fund, Inc., which consists of nine series.

(7) Mr. Lee is an "interested person" of the Babson Fund as defined in the 1940 Act. He is an officer of Voyageur, the Babson Fund's investment advisor.

(8) Director/Trustee of each of the Babson Funds. Director of Great Hall Investment Funds, Inc., which consists of five series. Trustee of J&B Funds, which consists of a single series, J&B Small Cap International Fund.

EXECUTIVE OFFICERS

Officers of the Babson Fund are elected by the Board of Trustees to oversee the day-to-day activities of the Babson Fund. Information about the executive officers of the Babson Fund, including their principal occupations during the past five years, is set forth in EXHIBIT F to this Proxy Statement/Prospectus. All of these officers are also officers and/or employees of Voyageur or RBC Dain Rauscher Inc.

SHARE OWNERSHIP

As of December 31, 2003, the Nominees, Trustees and officers of the Babson Fund beneficially owned as a group less than 1% of the outstanding shares of the Babson Fund.

The following table sets forth the aggregate dollar range of equity securities owned by each Nominee of the Babson Fund and of all funds in the Fund Complex as of December 31, 2003. The information as to beneficial ownership is based on statements furnished by each Nominee.

                                                                  AGGREGATE DOLLAR RANGE OF
                                                             EQUITY SECURITIES IN ALL REGISTERED
                                      DOLLAR RANGE OF         INVESTMENT COMPANIES OVERSEEN OR
                                   EQUITY SECURITIES IN     TO BE OVERSEEN BY DIRECTOR/NOMINEE IN
                                      THE BABSON FUND          FAMILY OF INVESTMENT COMPANIES
                                  ----------------------   --------------------------------------
INDEPENDENT NOMINEES

T. Geron Bell .................           None                         $1 to $10,000

Lucy Hancock Bode .............           None                       $10,001 to $50,000

Leslie H. Garner, Jr. .........           None                      $50,001 to $100,000

Ronald James ..................           None                       $10,001 to $50,000

John A. MacDonald .............           None                              None

H. David Rybolt ...............    $50,001 to $100,000                 Over $100,000

James R. Seward ...............           None                              None

Jay H. Wein ...................           None                      $50,001 to $100,000

INTERESTED NOMINEE

Michael T. Lee ................           None                       $10,001 to $50,000

NUMBER OF BOARD MEETINGS

During the fiscal year ended June 30, 2003, the Board met seven times. It is expected that the Board will meet at least quarterly at regularly scheduled meetings.

COMPENSATION

All of the current Trustees of the Babson Trust are independent ("Independent Trustees"). The Independent Trustees' fees, including travel and other expenses related to the Board meetings for the Babson Fund, are paid for by the Babson Funds. The Independent Directors also receive the following compensation from the Babson Funds: an annual retainer of $4,000 if they serve on up to four Funds and $7,000 if they serve on five or more Funds within the Babson Funds. They also receive, from Voyageur out of its management fees, $125 per portfolio for each meeting attended. Directors who are not Independent Directors do not receive compensation from the Funds.

The following table summarizes the compensation paid to the Trustees of the Babson Fund, including committee fees, for the twelve-month period ended June 30, 2003.

                                                    PENSION OR
                                                    RETIREMENT        ESTIMATED
                                  AGGREGATE          BENEFITS          ANNUAL            TOTAL
                                COMPENSATION     ACCRUED AS PART      BENEFITS      COMPENSATION FOR
                                   FOR THE        OF BABSON FUND        UPON          FUND COMPLEX
NAME OF TRUSTEE                 BABSON FUNDS         EXPENSES        RETIREMENT     PAID TO TRUSTEE
----------------------------   --------------   -----------------   ------------   -----------------
T. Geron Bell ..............       $ 1,125            None             None           $  34,125(1)

Sandra J. Hale .............       $ 1,125            None             None           $  34,125(1)

Ronald James ...............       $ 1,125            None             None           $  34,125(1)

William H. Russell .........       $12,875            None             None           $  20,000(2)

H. David Rybolt ............       $12,125            None             None           $  19,250(3)

Jay H. Wein ................       $ 1,125            None             None           $  34,125(1)

------------------
(1) Director/trustee of 27 funds and series in the Fund Complex as of June 30, 2003.

(2) Director/trustee of 19 funds and series in the Fund Complex as of June 30, 2003.

(3) Director/trustee of 18 funds and series in the Fund Complex as of June 30, 2003.

To facilitate the creation of a unitary board of directors/trustees as part of the integration initiative discussed above, certain Independent Directors agreed not to stand for re-election. Independent Directors are not entitled to benefits under any pension or retirement plan. However, the Board determined that, particularly given the benefits that would accrue to the Babson Fund from the creation of unitary boards of directors/trustees, it is appropriate to provide the two Independent Directors who are not standing for re-election a one-time benefit. Given that Voyageur will also benefit from the administrative efficiencies of unitary boards of directors/trustees, Voyageur has agreed to bear the costs of the one-time benefit.

The amount of the benefit being paid to Ms. Hale is $13,250 in the aggregate for all of the Babson Funds, J&B Funds, and Great Hall Investment Funds, Inc. for which she serves as an Independent Director. The amount of the benefit being paid to Mr. Russell is $4,250 in the aggregate for all of the Babson Funds for which he serves as an Independent Director.

STANDING COMMITTEES

The Babson Fund has a standing Audit Committee presently consisting of the Babson Fund's Independent Trustees. As set forth in its charter, the primary duties of the Babson Fund's Audit Committee are:

    (1) in its capacity as a committee of the Board, to be directly responsible for the appointment, compensation, retention and oversight of the work of any independent auditor (including resolution of disagreements between the auditor and Voyageur and/or the Babson Fund's administrator regarding financial reporting);

    (2) to review information concerning the independence of the auditors, including (i) whether the auditors provide any consulting services to RBC affiliates, and (ii) all non-audit services provided by the auditor to the "investment company complex" (as defined in Rule 2-01(f)(14) of Regulation S-X) that were not pre-approved by the Audit Committee or its delegate(s), and to receive the auditors' specific representations as to their independence;

    (3) to meet with the Babson Fund's independent auditors, including private meetings, as necessary (i) to review the arrangements for, procedures to be utilized, and scope of the annual audit and any special audits, including all critical accounting policies and practices to be used;
        (ii) to review in advance the staffing of the annual independent audit with the auditor and obtain a satisfactory representation from the auditor that such staffing complies with all applicable laws, regulations and rules regarding the rotation of audit partners; (iii) to discuss any matters of concern relating to the Babson Fund's financial statements, including any adjustments to such statements recommended by the auditors, or other results of audit(s); (iv) to discuss all alternative treatments within Generally Accepted Accounting Principles for policies and practices related to material items that have been discussed with Voyageur and/or the Babson Fund's administrator, including: (1) ramifications of the use of such alternative disclosures and treatments, and (2) the treatment preferred by the auditor; (v) to discuss other material written communications between the outside auditor and Voyageur and/or the Babson Fund's administrator, such as any management letter or schedule of unadjusted differences; (vi) to discuss the annual financial statements of the Babson Fund and the auditors' views regarding significant accounting policies underlying the statements and their presentation to the public in the Annual Report and Form N-SAR; (vii) to consider the auditors' comments with respect to the Babson Fund's financial policies, procedures and internal accounting controls and Voyageur and/or the Babson Fund's administrators responses thereto; and (viii) to review with the auditors the form of opinion the auditors propose to render to the Board and shareholders;

    (4) to investigate any reports from Babson Fund officers regarding (i) significant deficiencies in the internal controls that could adversely affect the Babson Fund's ability to record, process, summarize, and report financial data and any material weaknesses in the Babson Fund's internal controls; and (ii) any fraud, whether or not material, that involves with Voyageur and/or the Babson Fund's administrator or other employees who play a significant role in the Babson Fund's internal controls;

    (5) to consider the effect upon the Babson Fund of any changes in accounting principles or practices proposed by Voyageur and/or the Babson Fund's administrator or the auditors;

    (6) to review the fees charged by the independent auditors for audit and non-audit services;

    (7) to investigate improprieties or suspected improprieties in Babson Fund financial and accounting operations that are called to their attention;

    (8) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate; and

    (9) to pre-approve, and/or delegate the authority to pre-approve, audit and permissible non-audit services.

The Audit Committee met three times during the fiscal year ended June 30, 2003. No Trustee attended less than 75% of the Board meetings, including committee meetings.

NOMINATION PROCESS

As described above, the integration initiative includes proposals to create a single board of directors/trustees for the funds. As part of this initiative, the Board has nominated nine individuals to serve on the board of directors/trustees of the Babson Fund. These same individuals are being nominated to serve on the boards of directors/trustees for each of the other funds so that a single, unitary board of directors/trustees would be elected for all of the funds.

The eight independent directors/trustees nominated to serve on the single, unitary board have been selected from among the independent directors/trustees currently serving on the boards of the funds. In this connection, the independent directors/trustees of the existing boards of the funds determined to create an ad hoc board consolidation committee (the "Committee") of four independent directors/trustees. An independent board member from each of the Babson Funds, Great Hall Investment Funds, Inc., RBC Funds, Inc. and J&B Funds, was selected to serve on the Committee. The Committee was assigned the responsibility of evaluating each existing board member's professional background and work experience, professional competencies, time availability and commitment, and overall past contribution to the board of an existing fund within the Fund Complex. The Committee was also responsible for developing recommendations for the size and actual membership of the new board. Among the core professional competencies and abilities that the Committee considered relevant in making its recommendations on board membership were a person's investment background, accounting/finance background, academic/theoretical background, marketing perspective, technology/systems background, leadership abilities, business acumen and entrepreneurial talent. In addition, the Committee took into account the age distribution, diversity and impact of regulatory requirements in its recommendations on the composition of the new board.

Based on the recommendations of the Committee, the independent directors/trustees of each of the funds' boards determined to fix the number of board members at nine, eight of whom would be independent board members and one of whom would be an inside board member. Each of the boards also approved the Committee's recommendations on the eight independent board member nominees and management's recommendation on the inside board member nominee.

The Committee does not have a charter. The Babson Fund does not have a stated policy with regard to the consideration of board candidates nominated by its shareholders. As part of the creation of the new Tamarack Funds Trust, which is being proposed as part of the integration initiative described above, it is expected that the Tamarack Funds Trust's board of trustees will establish various committees as part of the organization process for the Tamarack Funds Trust. As part of that process, the board of trustees would determine whether to establish a formal nominating committee, prepare a written charter for the committee, include a formal policy on consideration of shareholder nominations to serve on the board of trustees, define the material elements that would be included in any such policy, identify the process to be followed by such committee in identifying and evaluating nominees (including those recommended by shareholders), specify minimum qualifications for any committee-recommended nominees, including any specific qualities or skills, and establish a process for shareholders to send communications to the board of trustees.

                                   *   *   *

SHAREHOLDER APPROVAL: Election of the Nominees for Trustees must be approved by a plurality of the votes cast at the Meeting. The votes of each series of the Babson Trust will be counted together with respect to the election of the Nominees.

                  THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS
                     A VOTE FOR APPROVAL OF THE ELECTION OF
                EACH OF THE NOMINEES TO THE BOARD OF TRUSTEES.

                                --------------

                                  PROPOSAL 3:

                TO RATIFY THE SELECTION OF INDEPENDENT AUDITORS

                                --------------

Upon the recommendation of the Audit Committee, the Board of Trustees has selected Deloitte & Touche LLP ("Deloitte") to serve as independent auditors of the Babson Fund with respect to its financial statements for its current fiscal year and recommends that shareholders ratify such selection. Deloitte has confirmed to the Audit Committee that they are independent auditors with respect to the Babson Fund. Representatives of Deloitte are not expected to be present at the Meeting, but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence. Deloitte also serves as independent auditors of the other Babson Funds, Great Hall Investment Funds, Inc., J&B Funds and RBC Funds, Inc.

The Audit Committee is required to pre-approve all audit services and non-audit services that an independent auditor provides to the Babson Fund. Furthermore, the Audit Committee is required to pre-approve any engagement of the Babson Fund's independent auditor to provide non-audit services to Voyageur or any affiliate of Voyageur that provides ongoing services to the Babson Fund, if such engagement would relate directly to the Babson Fund's operations and financial reporting. The Audit Committee may delegate to one or more of its members authority to pre-approve the auditor's provision of audit and/or non-audit services to the Funds, or the provision of non-audit services to Voyageur or any service provider affiliated with Voyageur. The Audit Committee will also review at least annually whether any receipt of non-audit fees by the Babson Fund's independent auditor from (i) the Babson Fund, (ii) other funds advised by Voyageur or its affiliates, (iii) Voyageur or any entity controlling or controlled by Voyageur, and (iv) any investment advisor or investment company service provider under common control with Voyageur is compatible with maintaining the independence of the independent auditor.

PricewaterhouseCoopers LLP ("PwC") served as independent auditors of the Babson Fund for the fiscal year ended June 30, 2003. Representatives of PwC are not expected to be present at the Meeting, but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence. For further information about the independent auditors of the Babson Fund, please refer to the "Independent Auditors" section below.

                                   *   *   *

SHAREHOLDER APPROVAL: Approval of Proposal 3 by the Babson Fund's shareholders will require the affirmative vote of the majority of votes cast at the Meeting.

                 THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS
                               THAT SHAREHOLDERS
                              VOTE FOR PROPOSAL 3.

                               ----------------

                            ADDITIONAL INFORMATION

                               ----------------

                                OTHER BUSINESS

The Trustees know of no other business to be presented at the Meeting other than Proposals 1 through 3, and do not intend to bring any other matters before the Meeting. However, if any additional matters should be properly presented, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                             SHAREHOLDER PROPOSALS

The Babson Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Babson Fund's offices, 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402, so they are received within a reasonable time before any such meeting. An opportunity will be provided at the Meeting for shareholders present in person to present a motion to the Meeting. Should any properly presented motion or any other matter requiring a vote of the shareholders arise, including any question as to an adjournment or postponement of the Meeting, the persons named as proxies will vote on such matters according to their best judgment in the interests of the Babson Fund.

                              VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and proxy card(s), is first being mailed to shareholders of the Babson Fund on or about January 29, 2004. Only shareholders of record of the Babson Fund as of the close of business on January 15, 2004 ("Record Date"), will be entitled to notice of, and to vote at, the Meeting. Each share of record of the Babson Fund on the Record Date is entitled to one vote on each matter presented at the Meeting, with proportionate votes for fractional shares.

Shareholders are encouraged to submit their votes using the telephone or Internet voting options. Shareholders using these options will be asked to enter the control numbers from their proxy cards along with their voting instructions. Shareholders using these options will be given the opportunity to review and/or change their selections before submitting their voting instructions. Shareholders also may vote by returning their proxy cards in the self-addressed, postage-paid envelopes included with the materials, or by attending the Meeting and voting in person. If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked on the card. Unmarked but properly executed proxy cards will be voted FOR the Plan and FOR any other matters deemed appropriate. A proxy may be revoked at any time on or before the Meeting at which the matter is voted on by written notice to the Secretary of the Babson Fund at the address on the cover of this Proxy Statement/Prospectus, by submitting a later-dated, validly executed proxy card, by submitting subsequent valid instructions via telephone or Internet, or by attending and voting at Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR all items, as applicable. Shareholders holding shares through a broker-dealer who wish to vote or revoke their proxies in person at the Meeting will need to present a legal proxy obtained from their broker-dealer.

SHARES OUTSTANDING

As of the Record Date, there were 50,357,355.8830 outstanding shares of the Babson Fund.

QUORUM

The Declaration of Trust of the Babson Fund provides that except when a larger quorum is required by applicable law, the Declaration of Trust, or the By-Laws, thirty-three and one-third percent (33-1/3%) of the shares present in person or represented by proxy and entitled to vote at a shareholder's meeting shall constitute a quorum. When a separate vote by one or more series is required, thirty-three and one-third percent (33-1/3%) of the shares of each such series present in person or represented by proxy and entitled to vote shall constitute a quorum at a shareholders' meeting of such series.

VOTING REQUIREMENT

Proposals 1 and 3 require the affirmative vote of the majority of votes cast at the Meeting. For Proposal 2, nominees for Trustee receiving a plurality of the votes by both series of the Babson Trust cast at the appropriate shareholder meeting will be elected to the Board of the Babson Trust.

ADJOURNMENTS

In the event that a quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of the Babson Fund's shares present in person or by proxy. The persons named as proxies will vote in favor of such adjournment with respect to any Proposal those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment with respect to any Proposal those proxies required to be voted against that Proposal.

EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES"

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes, but which have not been voted. Accordingly, abstentions and broker non-votes will have no effect on Proposals 1, 2 and 3. However, abstentions and broker non-votes will effectively be a vote against adjournment.

                              PROXY SOLICITATION

Proxies are being solicited by mail beginning on or about January 29, 2004.

The Funds request that broker-dealer firms, custodians, nominees and fiduciaries forward proxy materials to the beneficial owners of the shares held of record by such persons. Voyageur may reimburse such broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with this proxy solicitation. The cost of soliciting these proxies will be borne by Voyageur.

Additional solicitations may be made by mail, telephone, e-mail, or other personal contact by officers or employees of Voyageur and its affiliates or by proxy solicitation services firms retained by Voyageur. Voyageur has engaged Georgeson to provide proxy solicitation services in connection with the Meeting, including soliciting proxies from individual shareholders, brokers, banks and other institutional holders, at an estimated cost of approximately $5,000 - $7,000. In addition, Voyageur may reimburse persons holding shares in their names or names of their nominees for expenses incurred in forwarding solicitation materials to beneficial owners of Babson Fund shares. The cost of the solicitation will be borne by Voyageur.

As the Meeting date approaches, shareholders may receive a call from a representative of Voyageur or Georgeson if the Babson Fund has not yet received their votes. This will allow shareholders to authorize representatives of Voyageur or Georgeson by telephone to execute proxies on their behalf. Proxies that are obtained via telephone in this manner (that is, telephonic proxies), will be recorded in accordance with the following procedures. In all cases where a telephonic proxy is solicited, a Voyageur or Georgeson representative is required to ask the shareholder for the shareholder's full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail. A Voyageur or Georgeson representative is required to verify the identification information provided on the call against shareholder information provided by the Babson Fund. If the information solicited is successfully verified, the Voyageur or Georgeson representative has the responsibility to explain the voting process, read the Proposals listed on the proxy card, and ask for the shareholder's instructions on each Proposal. The Voyageur or Georgeson representative, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. Voyageur or Georgeson will record the shareholder's instructions on the card. Within 72 hours, Voyageur or Georgeson will send the shareholder a letter or mailgram confirming the shareholder's vote and asking the shareholder to call Voyageur or Georgeson immediately if the shareholder's instructions are not correctly reflected in the confirmation. The Babson Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.

                               BENEFICIAL OWNERS

As of December 31, 2003, the officers and Directors, including the nominees, of the Acquiring Company as a group beneficially owned less than 1% of the shares of the Quality Income Fund outstanding on that date. Please refer to EXHIBIT G to this proxy statement for a list of persons who, to the best of the Babson Fund's and the Quality Income Fund's knowledge, owned of record or beneficially more than 5% of any class of either the Babson Fund's or the Quality Income Fund's outstanding shares as of the Record Date.

As of the Record Date, the Trust Operations department of RBC Centura Bank, Rocky Mount, North Carolina 27802, owned approximately 57% of the outstanding voting securities of the Quality Income Fund. RBC Centura Bank, a state member bank of the Federal Reserve Bank, is a wholly-owned subsidiary of RBC. The percentage of the shares of the Quality Income Fund owned by the Trust Operations department will enable the Trust Operations department to influence or determine the outcome of shareholder votes of the Quality Income Fund prior to the Reorganization.

                        ANNUAL AND SEMI-ANNUAL REPORTS

The Babson Fund's most recent audited financial statement and Annual Report, for the fiscal year ended June 30, 2003 have been previously mailed to shareholders, and are available free of charge. The Quality Income Fund's most recent audited financial statement and Annual Report, for the fiscal year ended April 30, 2003, and its most recent semi-annual report for the six months ended October 31, 2003, have been previously mailed to Quality Income Fund shareholders, and are available free of charge. If you have not received an Annual Report for the Babson Fund or the Quality Income Fund, or would like to receive additional copies free of charge, please contact the Babson Fund or the Quality Income Fund, by writing or calling the applicable Fund at the address or telephone number shown on the cover page of this Proxy Statement/Prospectus.

                          INFORMATION ABOUT THE FUNDS

Information about the Babson Fund is incorporated into this Proxy Statement/Prospectus by reference from the current Prospectus dated November 7, 2003, as supplemented from time to time, and Annual Report dated June 30, 2003, which have previously been mailed to shareholders. Copies of the current Prospectus may be obtained without charge by writing or calling the Babson Fund at the address or telephone number shown on the cover page of this Proxy Statement/Prospectus. Additional information about the Babson Fund is included in the Babson Fund's statement of additional information, dated November 7, 2003 as supplemented from time to time, and the Statement of Additional Information relating to this Proxy Statement/Prospectus, dated January 15, 2004, copies of which may be obtained without charge by writing or calling the Babson Fund at the address or telephone number shown on the cover page of this Proxy Statement/Prospectus.

Information about the Quality Income Fund is incorporated into this Proxy Statement/Prospectus by reference from the Quality Income Fund's Class I prospectus dated July 25, 2003, as supplemented from time to time, which has been mailed with this Proxy Statement/Prospectus, and the Annual Report relating to Class I shares dated April 30, 2003, which has previously been mailed to Quality Income Fund shareholders. Additional copies of the Quality Income Fund's current prospectus may be obtained without charge by writing or calling the Quality Income Fund at the address or telephone number shown on the cover page of this Proxy Statement/Prospectus. Class S shares of the Quality Income Fund are newly offered and therefore have no available performance history. Shareholders of the Babson Fund should be aware that the performance discussion and data in the Annual Report relating to Class I shares have not been adjusted to reflect the lower total annual operating expenses of Class S shares. Additional information about the Quality Income Fund is included in the Quality Income Fund's statement of additional information, dated July 25, 2003, as supplemented from time to time, and the Statement of Additional Information relating to this Proxy Statement/Prospectus, dated January 15, 2004, copies of which may be obtained without charge by writing or calling the Quality Income Fund at the address or telephone number shown on the cover page of this Proxy Statement/Prospectus.

The Babson Fund and the Quality Income Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, file proxy materials, reports and other information with the SEC. These materials can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street NW, Washington, DC 20549. Copies of such material can also be obtained at prescribed rates from the Public Reference Branch, Officer of Consumer Affairs and Information Services, SEC, 450 Fifth Street NW, Washington, DC 20549. Information about the Babson Fund and the Quality Income Fund may also be obtained from the Internet website maintained by the SEC at http://www.sec.gov, or by calling Georgeson at (866) 800-2980.

                             SHAREHOLDER MAILINGS

To help lower the impact of operating costs, the Babson Fund attempts to eliminate mailing duplicate documents to the same address. When two or more Babson Fund shareholders have the same last name and address, the Fund may send only one prospectus, annual report, semiannual report, general information statement or proxy to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling the Babson Fund at (800) 422-2766 or writing to the Fund at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402 and requesting the additional copies of Fund documents. Shareholders sharing a single mailing address who are currently receiving multiple copies of Fund documents can request delivery of a single copy instead by calling the same telephone number or writing to the same address.

                                 LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Quality Income Fund will be passed upon by Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts 02116.

                             INDEPENDENT AUDITORS

On November 24, 2003, the Board of Trustees selected Deloitte as independent auditors of the Babson Fund for the fiscal year ending June 30, 2004. Deloitte has confirmed to the Audit Committee of the Board of Trustees ("Audit Committee") that they are independent auditors with respect to the Babson Fund.

For the fiscal year ended June 30, 2003, PwC served as the Babson Fund's independent auditor. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of a Canadian subsidiary of RBC, the indirect parent company of J&B, the Babson Fund's investment advisor at that time. PwC represented to the Babson Fund that although the provision of these services may have impaired their independence under SEC rules, PwC personnel working on the audit of the Babson Fund for the fiscal years ended June 30, 2003 had no knowledge of the situation in Canada until after the audit of the Babson Fund had been completed and the audited financial statements had been sent to Babson Fund shareholders. As a result of the PwC affiliate in Canada's provision of these services, PwC declined to seek appointment as independent auditors for the Babson Fund for the fiscal year ending June 30, 2004. During the Babson Fund's fiscal year ended June 30, 2003, PwC's audit reports concerning the Babson Fund contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal year ended June 30, 2003, and through the date upon which it declined to seek appointment as the Babson Fund's independent auditors, there were no disagreements between the Babson Fund and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

Ernst & Young, LLP ("E&Y") served as independent auditors of the Babson Fund for the fiscal year ended June 30, 2002. Due to the acquisition of J&B, the Babson Fund's investment advisor at the time, by RBC Dain Rauscher Corp., a subsidiary of RBC, E&Y determined that it was no longer independent of the Babson Fund, and thus resigned as the Babson Fund's independent auditors as of May 1, 2003. During the Babson Fund's fiscal year ended June 30, 2002, E&Y's audit reports concerning the Babson Fund contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal year ended June 30, 2002, and through May 1, 2003, there were no disagreements between the Babson Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

Certain information concerning the fees and services provided by E&Y and PwC to the Babson Funds and to Voyageur and its affiliates for each entity's two most recent fiscal years is provided below.

2003 AUDIT FEES. The aggregate fees billed by PwC for professional services rendered for the audit of the Babson Funds' annual financial statements for the fiscal year ended June 30, 2003 were $125,000.

2003 TAX FEES. The aggregate fees billed by PwC for professional services rendered for tax compliance, tax advice and tax planning for the Babson Funds' fiscal year ended June 30, 2003 were $47,500.

2002 AUDIT FEES. The aggregate fees billed by E&Y for professional services rendered for the audit of the Babson Funds' annual financial statements for the fiscal year ended June 30, 2002 were $106,400.

2002 TAX FEES. The aggregate fees billed by E&Y for professional services rendered for tax compliance, tax advice and tax planning for the Babson Funds' fiscal year ended June 30, 2002 were $11,700.

The Audit Committee considered whether the services described above were compatible with PwC's and E&Y's independence. The Audit Committee also considered whether the provision of all other non-audit services rendered to Voyageur, or an affiliate thereof that provides ongoing services to the Babson Fund, was compatible with maintaining the independence of PwC and E&Y, respectively. The Audit Committee has adopted pre-approval policies and procedures pursuant to which the engagement of any independent auditor is approved. Such procedures provide that: (1) before an auditor is engaged by the Babson Fund to render audit services, the Audit Committee shall review and approve the engagement; (2) the Audit Committee shall review and approve in advance any proposal (with the exception of proposals that fall under a de minimis exception permitted by applicable law) that the Babson Fund employs its auditor to render "permissible non-audit services" to the Babson Fund, or any proposal (with the exception of proposals that fall under a de minimis exception permitted by applicable law) that Voyageur, and any entity controlling, controlled by, or under common control with Voyageur that provides ongoing services to the Babson Fund, employ the Babson Fund's auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Babson Fund; (3) as a part of any such review, the Audit Committee shall consider whether the provision of such services is consistent with the auditor's independence; and (4) the Audit Committee may delegate to one or more of its members ("Delegates") authority to pre-approve the auditor's provision of audit services or permissible non-audit services to the Babson Fund, or the provision of non-audit services to Voyageur or any Voyageur-affiliated service provider, provided that any pre-approval determination made by a Delegate is presented to the full Audit Committee at its next meeting. The pre-approval procedures do not include delegation of the Audit Committee's responsibilities to management.

Pre-approval has not been waived with respect to services described above under "Tax Fees" since the date on which the aforementioned pre-approval procedures were adopted by the Audit Committee.

                               INDEX OF EXHIBITS

EXHIBIT A:   FORM OF AGREEMENT AND PLAN OF REORGANIZATION

EXHIBIT B:   CURRENT FUNDAMENTAL INVESTMENT POLICIES/RESTRICTIONS
             OF QUALITY INCOME FUND

EXHIBIT C:   OTHER INVESTMENT COMPANIES ADVISED BY VOYAGEUR

EXHIBIT D:   PRINCIPAL EXECUTIVE OFFICERS AND DIRECTORS OF VOYAGEUR
             AND DAVID L. BABSON

EXHIBIT E:   INFORMATION REGARDING CERTAIN PAYMENTS TO VOYAGEUR, J&B
             AND DAVID L. BABSON

EXHIBIT F:   CURRENT EXECUTIVE OFFICERS OF THE BABSON FUND

EXHIBIT G:   PRINCIPAL SHAREHOLDERS OF THE FUNDS

                                   EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of __________, 2004, by RBC Funds, Inc. ("Acquiring Company"), a Maryland corporation, with its principal place of business at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402, on behalf of RBC Quality Income Fund ("Acquiring Fund"), a separate series of Acquiring Company, and D.L. Babson Bond Trust ("Target Trust"), a Delaware statutory trust, with its principal place of business at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402, on behalf of each of Portfolio S and Portfolio L (each, a "Target Fund" and collectively, the "Target Funds" and together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), each a separate series of Target Trust.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganizations (each a "Reorganization" and collectively, the "Reorganizations") will consist of the transfer of all of the assets of each Target Fund to Acquiring Fund in exchange solely for Class S shares ($0.001 par value per share) of Acquiring Fund (the "Acquiring Fund Shares"), the assumption by Acquiring Fund of all of the liabilities of each Target Fund and the distribution of Acquiring Fund Shares to the shareholders of each Target Fund in complete liquidation of each Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. All references in this Agreement to action taken by Acquiring Fund shall be deemed to refer to action taken by Acquiring Company on behalf of Acquiring Fund and all references in this Agreement to action taken by a Target Fund shall be deemed to refer to action taken by Target Trust on behalf of such Target Fund. Notwithstanding anything to the contrary in this Agreement, the rights and obligations of each Target Fund, and Target Trust with respect to that Target Fund, are not contingent upon the satisfaction by any other Target Fund of its obligations under this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF EACH TARGET FUND TO ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL TARGET FUND LIABILITIES AND THE LIQUIDATION OF EACH TARGET FUND

     1.1. Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, each Target Fund agrees to transfer to Acquiring Fund all of such Target Fund's assets as set forth in section 1.2, and Acquiring Fund agrees in exchange therefor (i) to deliver to Portfolio S that number of full and fractional Acquiring Fund Shares and to Portfolio L that number of full and fractional Acquiring Fund Shares, determined by dividing the value of such Target Fund's assets net of any liabilities of that Target Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of each Target Fund. All Acquiring Fund Shares delivered to the Target Funds shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of each Target Fund to be acquired by Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by such Target Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Target Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Target Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by each Target Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3 Target Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date (as defined in section 3.6).

     1.4. On or as soon as practicable prior to the Closing Date (as defined in section 3.6), each Target Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, each Target Fund will distribute to such Target Fund's shareholders of record (the "Target Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, Acquiring Fund Shares received by the Target Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each Target Fund by the transfer of Acquiring Fund Shares then credited to the account of such Target Fund on the books of Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of the Target Fund Shareholders. Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the Target Fund Shareholders shall be equal to the aggregate net asset value of the Target Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of each Target Fund will simultaneously be cancelled on the books of such Target Fund, although share certificates representing interests in shares of a Target Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund. Shares of Acquiring Fund will be issued in the manner described in Acquiring Fund's then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of a Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the applicable Target Fund.

     1.8. All books and records of each Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to Acquiring Fund from and after the Closing Date and shall be turned over to Acquiring Fund as soon as practicable following the Closing Date.

2. VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using such valuation procedures as are disclosed in the then-current prospectus and/or statement of additional information for Acquiring Fund and as have been approved by its Board of Directors, copies of which have been delivered to each Target Fund.

     2.2. The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of an Acquiring Fund Share shall be equal to the net asset value of one Class I share of Acquiring Fund.

     2.3. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets of the applicable Target Fund determined in accordance with section 2.1 by the net asset value of one Acquiring Fund Share determined in accordance with section 2.2.

     2.4. With respect to each Reorganization, all computations of value hereunder shall be made by or under the direction of each of the applicable Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each of the applicable Fund's respective independent accountants upon the reasonable request of the other Fund.

3. CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be March 31, 2004, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Acquiring Company, 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402, or at such other place and time as the parties may agree.

     3.2. Each Target Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. Each Target Fund shall direct Wells Fargo Bank Minnesota, N.A., as custodian for such Target Fund, to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to Wells Fargo Bank Minnesota, N.A., custodian for Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Target Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for such Target Fund to the custodian for Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by each Target Fund as of the Closing Date for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Each Target Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund. The cash to be transferred by each Target Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. Each Target Fund shall direct Boston Financial Data Services ("Transfer Agent"), as transfer agent for each Target Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of such Target Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Target Fund shares, as applicable, owned by each such shareholder immediately prior to the Closing. Acquiring Fund shall issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to each Target Fund or provide evidence satisfactory to each Target Fund that such Acquiring Fund Shares have been credited to such Target Fund's account on the books of Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of Acquiring Fund or a Target Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading thereupon or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the shares of a Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of each Target Fund shall include all of such Target Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to such Target Fund's board members.

4. REPRESENTATIONS AND WARRANTIES

     4.1. Except as has been fully disclosed to Acquiring Fund prior to the date of this Agreement in a written instrument executed by an appropriate officer of Target Trust, Target Trust, on behalf of each Target Fund, represents and warrants to Acquiring Fund as follows:

      (a) Target Fund is duly established as a series of Target Trust, which is a trust duly organized and validly existing under the laws of the State of Delaware, with power under Target Trust's Declaration of Trust, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of such Target Fund, to carry out this Agreement. The Target Fund is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not reasonably be expected to have a material adverse effect on such Target Fund. Such Target Fund has all material federal, state and local authorizations necessary to own all of its Assets and to carry on its business as now being conducted, except authorizations that the failure to so obtain would not reasonably be expected to have a material adverse effect on such Target Fund;

      (b) The Target Fund is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and such Target Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

      (d) The Target Fund is not, and the execution, delivery and performance of this Agreement by the Target Fund will not (i) result in a violation of Delaware law or of Target Trust's Declaration of Trust, or By-Laws; (ii) result in a material violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which such Target Fund is a party or by which it is bound, or the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which such Target Fund is a party or by which it is bound, or (iii) result in the creation or imposition of any lien, charge or encumbrance or any property or assets of such Target Fund;

      (e) material contracts or other commitments of the target Fund (other than this Agreement and any contracts listed on Schedule A) will terminate without liability to such Target Fund on or prior to the Closing Date. Each contract listed on Schedule A is a valid, binding and enforceable obligation of each party thereto and the assignment by such Target Fund to Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

      (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Target Fund or any properties or assets held by it. Such Target Fund knows of no facts that might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of the Target Fund at and for the fiscal year ended June 30, 2003, have been audited by PricewaterhouseCoopers LLP ("PwC"), and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to Acquiring Fund) present fairly, in all material respects, the financial position of such Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of such Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (h) Since June 30, 2003, there has not been any material adverse change in the Target Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by such Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by Acquiring Fund. For purposes of this subsection (h), a decline in net asset value per share of a Target Fund due to declines in market values of securities in a Target Fund's portfolio, the discharge of such Target Fund liabilities, or the redemption of such Target Fund shares by such Target Fund's Shareholders shall not constitute a material adverse change;

      (i) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of such Target Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (j) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

      (k) All issued and outstanding shares of the Target Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in section 3.4. Such Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of such Target Fund shares, nor is there outstanding any security convertible into any of such Target Fund shares;

      (l) At the Closing Date, the Target Fund will have good and marketable title to the Assets to be transferred to Acquiring Fund pursuant to section 1.2 and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act;

      (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of Target Trust, (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of such Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (n) The information to be furnished by the Target Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (o) The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

      (p) The Proxy Statement/Prospectus (as defined in Section 5.7), insofar as it relates to the Target Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by Acquiring Fund for use therein.

     4.2. Except as has been fully disclosed to each Target Fund prior to the date of this Agreement in a written instrument executed by an appropriate officer of Acquiring Company, Acquiring Company, on behalf of Acquiring Fund, represents and warrants to each Target Fund as follows:

      (a) Acquiring Company is a corporation duly organized and validly existing under the laws of the State of Maryland, with power under Acquiring Company's Articles of Incorporation, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted. Acquiring Fund is a separate series of Acquiring Company duly designated in accordance with applicable provisions of Acquiring Company's Articles of Incorporation. Acquiring Company and Acquiring Fund are qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not reasonably be expected to have a material adverse effect on Acquiring Company or Acquiring Fund. Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations that the failure to so obtain would not reasonably be expected to have a material adverse effect on Acquiring Fund;

      (b) Acquiring Company is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

      (d) Acquiring Fund is not, and the execution, delivery and performance of this Agreement by Acquiring Fund will not (i) result in a material violation of Maryland law or of its Articles of Incorporation or By-Laws;
    (ii) result in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which Acquiring Fund is a party or by which it is bound; or the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Acquiring Fund is a party or by which it is bound, or
    (iii) result in the creation or imposition of any lien, charge or encumbrance or any property or assets of Acquiring Fund;

      (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against Acquiring Fund or any properties or assets held by it. Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (f) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights, and the Investment Portfolio of Acquiring Fund at and for the fiscal year ended April 30, 2003, have been audited by PricewaterhouseCoopers LLP ("PwC"), and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to each Target Fund) present fairly, in all material respects, the financial position of Acquiring

   Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights at and for the six-month period ended October 31, 2003 (unaudited) are, or will be when sent to Acquiring Fund Shareholders in the regular course, in accordance with GAAP consistently applied, and such statements (a copy of which has or will be furnished to each Target Fund) present or will present fairly, in all material respects, the financial position of Acquiring Fund as of such date in accordance with GAAP, including any known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet in accordance with GAAP as of such date;

      (h) Since October 31, 2003, there has not been any material adverse change in Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by each Target Fund. For purposes of this subsection (g), a decline in net asset value per share of Acquiring Fund due to declines in market values of securities in Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

      (i) At the date hereof and at the Closing Date, all federal and other tax returns and reports of Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (j) For each taxable year of its operation, Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

      (k) All issued and outstanding shares of Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of Acquiring Fund shares, nor is there outstanding any security convertible into any of Acquiring Fund shares;

      (l) Acquiring Fund Shares to be issued and delivered to each Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;

      (m) At the Closing Date, Acquiring Fund will have good and marketable title to Acquiring Fund's assets, free of any liens or other encumbrances;

      (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of Acquiring Company (including the determinations required by Rule 17a-8(a) under the 1940 Act), and this Agreement will constitute a valid and binding obligation of Acquiring Company, on behalf of Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (o) The information to be furnished by Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (p) The current prospectus and statement of additional information of Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (q) The Proxy Statement/Prospectus to be included in the Registration Statement, only insofar as it relates to Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by each Target Fund for use therein; and

      (r) Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5. COVENANTS OF ACQUIRING FUND AND EACH TARGET FUND

     5.1. Each Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Fund's normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Subject to the foregoing covenants in this Section 5.1 and each Fund's respective investment objectives, policies and restrictions, each Fund covenants and agrees to coordinate the respective portfolios of Acquiring Fund and each Target Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to Acquiring Fund's portfolio, the resulting portfolio will meet Acquiring Fund's investment objective, policies and restrictions, as set forth in Acquiring Fund's Prospectus, a copy of which has been delivered to each Target Fund.

     5.2. Upon reasonable notice, Acquiring Fund's officers and agents shall have reasonable access to each Target Fund's books and records necessary to maintain current knowledge of each Target Fund and to ensure that the representations and warranties made by each Target Fund are accurate.

     5.3. Each Target Fund covenants to call a meeting of such Target Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than June 30, 2004.

     5.4. Each Target Fund covenants that Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. Each Target Fund covenants that it will assist Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of such Target Fund shares.

     5.6. Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of Target Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. Acquiring Fund will file the Registration Statement, including a proxy statement/prospectus (the "Proxy Statement/Prospectus"), with the Commission. Each Target Fund will provide Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement/Prospectus, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. Each Target Fund covenants that it will, from time to time, as and when reasonably requested by Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by a Target Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as such Target Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to such Target Fund title to and possession of all Acquiring Fund shares to be transferred to such Target Fund pursuant to this Agreement and (ii) assume the liabilities from such Target Fund.

     5.11. As soon as reasonably practicable after the Closing, each Target Fund shall make a liquidating distribution to its shareholders consisting of Acquiring Fund Shares received at the Closing.

     5.12. Each Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither Acquiring Company nor the Funds shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of a transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, Acquiring Company and each Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Dechert LLP to render the tax opinion contemplated herein in section 8.5.

     5.14. At or immediately prior to the Closing, each Target Fund will declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH TARGET FUND

     With respect to the Reorganizations, the obligations of each Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of Acquiring Company, on behalf of Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than a Target Fund, its adviser or any of their affiliates) against Acquiring Fund or its investment adviser, Board members or officers arising out of this Agreement and (ii) no facts known to Acquiring Fund which Acquiring Fund reasonably believes might result in such litigation.

     6.2. Acquiring Fund shall have delivered to each Target Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to such Target Fund, and dated as of the Closing Date, to the effect that the representations and warranties of Acquiring Company with respect to Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as such Target Fund shall reasonably request.

     6.3. Each Target Fund shall have received on the Closing Date an opinion of counsel, in a form reasonably satisfactory to such Target Fund, and dated as of the Closing Date, to the effect that:

      (a) Acquiring Company has been duly formed and is an existing corporation under the laws of the State of Maryland;

      (b) Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in Acquiring Company's registration statement under the 1940 Act;

      (c) the Agreement has been duly authorized, executed and delivered by Acquiring Company, on behalf of Acquiring Fund, and constitutes a valid and legally binding obligation of Acquiring Company, on behalf of Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;

      (d) the execution and delivery of the Agreement did not, and the exchange of each Target Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate Acquiring Company's Articles of Incorporation or By-laws; and

      (e) to the knowledge of such counsel, and without any independent investigation, (i) Acquiring Company is not subject to any ongoing or pending litigation or other proceedings that are reasonably expected to have a materially adverse effect on the operations of Acquiring Company,
    (ii) Acquiring Company is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of each Target Fund's assets for Acquiring Fund Shares, pursuant to the Agreement, have been obtained or made. In rendering such opinion, such counsel may
    (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganizations. The delivery of such opinion is conditioned upon receipt by counsel of customary representations it shall reasonably request of Acquiring Company, on behalf of Acquiring Fund, and Target Trust, on behalf of the Target Funds, respectively.

     6.4. Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Acquiring Fund on or before the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

     With respect to the Reorganizations, the obligations of Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by each Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions with respect to such target Fund:

     7.1. All representations and warranties of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquiring Fund, its advisor or any of their affiliates) against such Target Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to a Target Fund which a Target Fund reasonably believes might result in such litigation.

     7.2. The Target Fund shall have delivered to Acquiring Fund a statement of such Target Fund's Assets and liabilities as of the Closing Date, certified by the Treasurer of such Target Fund.

     7.3. The Target Fund shall have delivered to Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of such Target Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Acquiring Fund shall reasonably request.

     7.4. Acquiring Fund shall have received on the Closing Date an opinion of counsel, in a form reasonably satisfactory to Acquiring Fund, and dated as of the Closing Date, to the effect that:

      (a) the Target Fund has been duly formed and is an existing corporation under the laws of the State of Maryland;

      (b) the Target Fund has the power to carry on its business as presently conducted in accordance with the description thereof in such Target Fund's registration statement under the 1940 Act;

      (c) the Agreement has been duly authorized, executed and delivered by the Target Fund, and constitutes a valid and legally binding obligation of such Target Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles;

      (d) the execution and delivery of the Agreement did not, and the exchange of the Target Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate such Target Fund's Articles of Incorporation, or By-laws; and

      (e) to the knowledge of such counsel, and without any independent investigation, (i) the Target Fund is not subject to any ongoing or pending litigation that is reasonably expected to have a materially adverse effect on the operations of such Target Fund, (ii) the Target Fund is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by each Target Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of such Target Fund's assets for Acquiring Fund Shares, pursuant to the Agreement, have been obtained or made. In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganizations. The delivery of such opinion is conditioned upon receipt by counsel of customary representations it shall reasonably request of Acquiring Company, on behalf of each of Acquiring Fund, and the Target Funds, respectively.

      7.5. The Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such Target Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND EACH TARGET FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to each Target Fund or Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein, with respect to each Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of such Target Fund in accordance with the provisions of Target Trust's Declaration of Trust and By-laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund. Notwithstanding anything herein to the contrary, neither Acquiring Fund nor the Target Funds may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by Acquiring Fund or a Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of Acquiring Fund or a Target Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. With respect to each Reorganization, the parties shall have received an opinion of Dechert LLP addressed to each of Acquiring Fund and the Target Fund, in a form reasonably satisfactory to each such party, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to Acquiring Fund of all of the assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution of such shares to Target Fund Shareholders in exchange for their shares of the Target Fund in complete liquidation of the Target Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Acquiring Fund and the Target Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of all of the liabilities of the Target Fund; (iii) the basis of the assets of the Target Fund in the hands of Acquiring Fund will be the same as the basis of such assets of the Target Fund immediately prior to the transfer; (iv) the holding period of the assets of the Target Fund in the hands of Acquiring Fund will include the period during which such assets were held by the Target Fund; (v) no gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of the Target Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of all of the liabilities of the Target Fund; (vi) no gain or loss will be recognized by the Target Fund Shareholders upon the receipt of Acquiring Fund Shares solely in exchange for their shares of the Target Fund as part of the transaction; (vii) the basis of Acquiring Fund Shares received by Target Fund Shareholders will be the same as the basis of the shares of the Target Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Target Fund Shareholders will include the holding period during which the shares of the Target Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Target Fund were held as capital assets in the hands of Target Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of Acquiring Company and the Target Fund. Notwithstanding anything herein to the contrary, neither Acquiring Fund nor the Target Fund may waive the condition set forth in this section 8.5. No opinion will be expressed by Dechert LLP, however, as to whether (a) any accrued market discount will be required to be recognized as ordinary income or (b) any gain or loss will be recognized (i) by a Target Fund in connection with the transfer from the Target Fund to Acquiring Fund of any section 1256 contracts (as defined in Section 1256 of the Code) or (ii) by the Target Fund or Acquiring Fund in connection with any dispositions of assets by such Fund prior to or following its respective Reorganization.

9. INDEMNIFICATION

     9.1. Acquiring Fund agrees to indemnify and hold harmless each Target Fund and each of such Target Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, such Target Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. Each Target Fund agrees to indemnify and hold harmless Acquiring Fund and each of Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by such Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10. FEES AND EXPENSES

     10.1. Each of Acquiring Company, on behalf of Acquiring Fund, and the Target Funds, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. Voyageur Asset Management, Inc. ("Voyageur") will bear all the expenses associated with each Reorganization, except that Acquiring Fund will bear all SEC registration fees. Any such expenses which are so borne by Voyageur will be solely and directly related to such Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. Target Fund Shareholders will pay their own expenses, if any, incurred in connection with each Reorganization.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. Each Fund agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of Acquiring Fund and the Target Funds in sections 9.1 and 9.2 shall survive the Closing.

12. TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by any party as it relates to the transactions applicable to such party (i) by the mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before July 15, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith, or (iv) upon the resolution of either of the Board of Directors of Acquiring Company or the Board of Trustees of Target Trust, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to Acquiring Company or Target Fund, respectively. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Target Funds and any authorized officer of Acquiring Fund; provided, however, that following each meeting of Target Fund Shareholders called by the Target Funds pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14. NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable Target Fund, 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402, with a copy to Dechert LLP, 200 Clarendon Street, Boston, Massachusetts 02116, Attention: Joseph R. Fleming, Esq., or to Acquiring Fund, 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402, with a copy to Dechert LLP, 200 Clarendon Street, Boston, Massachusetts 02116, Attention:
Joseph R. Fleming, Esq., or to any other address that the Target Funds or Acquiring Fund shall have last designated by notice to the other party.

15. HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of Acquiring Fund and each Target Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of Acquiring Company or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


Attest:                                 RBC FUNDS, INC.,
                                        on behalf of RBC Quality Income Fund



                                        By:
                                             ---------------------------------

                                        Its:
---------------------------------            ---------------------------------
Secretary



Attest:                                 D.L. Babson Bond Trust



                                        By:
                                             ---------------------------------

                                        Its:
---------------------------------            ---------------------------------
Secretary

                                   EXHIBIT B

            CURRENT FUNDAMENTAL INVESTMENT POLICIES/RESTRICTIONS OF
                              QUALITY INCOME FUND

The following restrictions are fundamental investment policies/restrictions of the Quality Income Fund. The Quality Income Fund may not:

     (1) With respect to 75% of its total assets, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of such assets in the securities or instruments of any one issuer, except securities or instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (2) Borrow money except that the Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes; the Fund will make no purchases if its outstanding borrowings exceed 5% of its total assets;

     (3) Invest in real estate, provided that the Fund may invest in readily marketable securities (except limited partnership interests) of issuers that deal in real estate and securities secured by real estate or interests therein and the Fund may hold and sell real estate (a) used principally for its own office space or (b) acquired as a result of the Fund's ownership of securities;

     (4) Engage in the business of underwriting securities of other issuers, except to the extent that the purchase of securities directly from the issuer (either alone or as one of a group of bidders) or the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

     (5) Make loans, except that the Fund may (a) lend its portfolio securities, (b) enter into repurchase agreements and (c) purchase the types of debt instruments described in the Funds' Prospectus or statement of additional information;

     (6) Purchase securities or instruments which would cause 25% or more of the market value of the Fund's total assets at the time of such purchase to be invested in securities or instruments of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in the U.S. Government, its agencies and instrumentalities;

     (7) Issue any senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and provided that collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; or

     (8) Purchase or sell commodity contracts, except that the Fund may invest in futures contracts and in options related to such contracts (for purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities).

                                   EXHIBIT C

                OTHER INVESTMENT COMPANIES ADVISED BY VOYAGEUR

Voyageur acts as advisor to the following funds that have investment objectives similar to the Babson Fund:

                                                    NET ASSETS
                                                      (AS OF                                    RATE OF
     NAME OF FUND         INVESTMENT OBJECTIVE    OCT. 31, 2003)     VOYAGEUR'S ROLE         COMPENSATION
---------------------- ------------------------- ---------------- -------------------- ------------------------
D.L. Babson Bond       Maximum current              $29,729,707   investment advisor   0.85%(1)
Trust -- Portfolio S   income and reasonable
                       stability of principal,
                       consistent with stated
                       quality and maturity
                       standards.

D.L. Babson            Providing the highest        $35,155,401   investment advisor   0.85%(1)
Tax-Free Income        level of regular income
Fund, Inc.             exempt from federal
                       income tax consistent
                       with stated quality and
                       maturity standards.

RBC Government         Relatively high current      $23,793,707   investment advisor   0.30%
Income Fund            income consistent with                                          (not waived or
                       relative stability of                                           otherwise reduced)
                       principal and safety.

RBC North Carolina     High current income          $22,585,688   investment advisor   0.35%
Tax-Free Bond Fund     that is free from both                                          (not waived or
-- Class I shares      federal income tax and                                          otherwise reduced)
                       North Carolina
                       personal income tax,
                       together with relative
                       safety with principal.

RBC Quality Income     Current income and           $39,453,944   investment advisor   0.60%
Fund -- Class I        capital appreciation.                                           (not waived or
shares                                                                                 otherwise reduced)

------------------
(1) Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of these funds (which includes other expenses in addition to management fees) to the following levels:
    Babson Bond Trust -- Portfolio S, 0.68%; Babson Tax-Free Income Fund, 0.99%. This expense limitation agreement is in place until May 1, 2005.

                                   EXHIBIT D

            PRINCIPAL EXECUTIVE OFFICERS AND DIRECTORS OF VOYAGEUR
                              AND DAVID L. BABSON


VOYAGEUR ASSET MANAGEMENT INC.

           NAME AND ADDRESS*            PRINCIPAL OCCUPATION
         --------------------- -------------------------------------
           John G. Taft        Chief Executive Officer and Director

           Daniel J. Collins   Director

           Lisa Ferris         Director

------------------
* The address for each officer and director is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.


DAVID L. BABSON & COMPANY, INC.

           NAME AND ADDRESS*              PRINCIPAL OCCUPATION
      -------------------------- --------------------------------------
        Stuart H. Reese          Director, Chairman, Chief Executive
                                 Officer and President

        William F. Glavin, Jr.   Director, Chief Operating Officer and
                                 Chief Compliance Officer

        Kevin W. McClintock      Director and Managing Director

        Roger W. Crandall        Director and Managing Director

        Robert Ligouri           Director

        Kenneth L.               Managing Director
        Hargreaves

        Efrem Marder             Managing Director

        James E. Masur           Managing Director and Chief
                                 Financial Officer

------------------
* The address for each officer and director is One Memorial Drive, Cambridge, Massachusetts 02142.

                                   EXHIBIT E

            INFORMATION REGARDING CERTAIN PAYMENTS TO VOYAGEUR, J&B
                              AND DAVID L. BABSON

The following table provides the annual fee rate of the Quality Income Fund under the current advisory agreement, as well as the amount paid by the Quality Income Fund to Voyageur and Glenwood, Voyageur's predecessor, under that agreement during the Fund's fiscal year ended April 30, 2003.

                                                    ADVISORY FEES RECEIVED
                                                     BY VOYAGEUR/GLENWOOD
                         ADVISORY FEES RECEIVED         FOR THE FUND'S
                          BY VOYAGEUR/GLENWOOD        FISCAL YEAR ENDED
                             FOR THE FUND'S          APRIL 30, 2003 AS A
                            FISCAL YEAR ENDED       PERCENTAGE OF AVERAGE          APPLICABLE FEE RATE --
                             APRIL 30, 2003               NET ASSETS                   CLASS I SHARES
                        ------------------------   -----------------------   ----------------------------------
Quality Income Fund             $325,048                     0.60%           0.60% of average daily net assets

The following table provides the annual fee rate of the Babson Fund under the advisory agreement with J&B, as well as the amounts paid by the Babson Fund to J&B under that agreement during the Fund's fiscal year ended June 30, 2003.

                                            ADVISORY FEES RECEIVED
                                            BY J&B FOR THE FUND'S
                 ADVISORY FEES RECEIVED       FISCAL YEAR ENDED
                  BY J&B FOR THE FUND'S      APRIL 30, 2003 AS A
                    FISCAL YEAR ENDED       PERCENTAGE OF AVERAGE
                    JUNE 30, 2003(1)            NET ASSETS(1)              APPLICABLE FEE RATE(1)
                ------------------------   -----------------------   ----------------------------------
Babson Fund             $843,000                     0.85%           0.85% of average daily net assets

------------------
(1) Prior to May 1, 2003, the Babson Fund paid J&B a unified fee for advisory and non-advisory services rendered to the Fund. The Babson Fund's advisory fee is subject to reduction pursuant to an expense limitation agreement to limit the Fund's total operating expenses to 0.98% until May 1, 2005.

For the period May 1, 2003 to June 30, 2003, the Babson Fund paid J&B $14,556 pursuant to the Administrative Services Agreement between the Babson Fund and J&B.

The following table provides David L. Babson's annual sub-advisory fee rate under the current Investment Counsel Agreement between Voyageur and David L. Babson with respect to the Babson Fund, as well as the amounts paid by J&B to David L. Babson under that agreement during the Babson Fund's fiscal year ended June 30, 2003.

                                             SUB-ADVISORY FEES PAID
                                               BY J&B TO DAVID L.
                 SUB-ADVISORY FEES PAID      BABSON FOR THE BABSON
                   BY J&B TO DAVID L.          FUND'S FISCAL YEAR
                  BABSON FOR THE BABSON     ENDED JUNE 30, 2003 AS A
                   FUND'S FISCAL YEAR        PERCENTAGE OF AVERAGE           APPLICABLE SUB-ADVISORY
                   ENDED JUNE 30, 2003             NET ASSETS                       FEE RATE
                ------------------------   -------------------------   ----------------------------------
Babson Fund             $225,573                      0.25%            0.25% of average daily net assets

                                   EXHIBIT F

                 CURRENT EXECUTIVE OFFICERS OF THE BABSON FUND

                                                    TERM OF OFFICE
                              POSITION(S) WITH      AND LENGTH OF               PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS(1) AND AGE      THE BABSON FUND       TIME SERVED                  DURING PAST 5 YEARS
--------------------------   ------------------   -----------------   ------------------------------------------
Jennifer D. Lammers          President and        One year term;      Managing Director, Voyageur Asset
Age: 43                      Chief Executive      served since        Management (2000 to present); Mutual
                             Officer              July 2003           Fund Services Director, Voyageur Asset
                                                                      Management (2003 to present); Chief
                                                                      Financial Officer, Great Hall
                                                                      Investment Funds, Inc. (2001-2003);
                                                                      Compliance Officer, Great Hall
                                                                      Investment Funds, Inc. (2000-2001);
                                                                      Director of Finance, Voyageur Asset
                                                                      Management (2000-2003); Vice
                                                                      President and Manager, Financial
                                                                      Reporting, RBC Dain Rauscher
                                                                      (1998-2000); President and Chief
                                                                      Executive Officer(2).

Christopher J. Tomas         Treasurer, Chief     One year term;      Vice President and Finance Manager,
Age: 33                      Financial            served since        RBC Dain Rauscher (2001 to present);
                             Officer and          July 2003           Senior Financial Analyst, RBC Dain
                             Principal                                Rauscher (1999-2001); Financial
                             Accounting                               Analyst, RBC Dain Rauscher (1997-
                             Officer                                  1999); Treasurer; Chief Financial Officer
                                                                      and Principal Accounting Officer(2).

Martin A. Cramer             Vice President,      One year term;      Legal and Regulatory Affairs Vice
Age: 54                      Assistant            twelve years of     President, Chief Compliance Officer
                             Secretary, Chief     service             and Secretary, Jones & Babson, Inc.
                             Compliance                               (mutual fund management company
                             Officer and                              and distributor of the Babson Fund);
                             AML                                      Vice President, Assistant Secretary,
                             Compliance                               Chief Compliance Officer and AML
                             Officer                                  Compliance Officer(2); and formerly,
                                                                      Vice President, Chief Compliance
                                                                      Officer and Secretary, Buffalo Fund
                                                                      Complex and Secretary, Gold Bank
                                                                      Funds(3).

Laura M. Moret               Secretary            One year term;      Vice President and Senior Associate
Age: 50                                           served since        Counsel, RBC Dain Rauscher
                                                  July 2003           (2002-present); Vice President and
                                                                      Group Counsel, American Express
                                                                      Financial Advisors (1995-2002);
                                                                      Secretary(2).

------------------
(1) The address for each officer is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

(2) Great Hall Investment Funds, Inc., RBC Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc. and Investors Mark Series Fund, Inc.

(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

                                   EXHIBIT G

                      PRINCIPAL SHAREHOLDERS OF THE FUNDS

As of the Record Date, the following person(s) owned of record or were known by the Babson Fund or the Quality Income Fund to own beneficially 5% or more of any class of each Fund's shares.

                                                                                   PERCENTAGE
    NAME OF FUND                                        AMOUNT AND NATURE OF        OF CLASS
     (AND CLASS)              NAME AND ADDRESS          BENEFICIAL OWNERSHIP     OUTSTANDING (%)
--------------------   -----------------------------   ----------------------   ----------------
BABSON FUND

                       CHARLES SCHWAB & CO. INC.            3,753,946.8450             7.45%
                       REINVESTMENT ACCOUNT
                       ATTN: MUTUAL FUNDS DEPT.
                       101 MONTGOMERY STREET
                       SAN FRANCISCO, CA 94104-4122

QUALITY INCOME FUND

 Class A               BISYS RETIREMENT SERVICES               53,818.868             54.74%
                       FBO
                       SAPONA MFG CO RET SAVINGS
                       SUITE 300
                       DENVER CO 80202

                       COMERICA BANK FBO                       17,235.912             17.53%
                       FRANCES ANN E TALLON IMA
                       P O BOX 75000 M C 3446
                       DETROIT MI 48275-3446

                       COMERICA BANK                            9,938.293             10.11%
                       FBO BYNUM ERNESTINE A IRA
                       FAS
                       P O BOX 75000 MC3446
                       DETROIT MI 48275

                       RBC DAIN RAUSCHER                        8,244.889              8.39%
                       CUSTODIAN
                       DR JAMES A WARD
                       218 STAR HILL DRIVE
                       SWANSBORO NC 28584

 Class B               DONALDSON LUFKIN JENRETTE                7,410.764             57.77%
                       SECURITIES CORPORATION INC
                       P O BOX 2052
                       JERSEY CITY NJ 07303-9998

                       RBC DAIN RAUSCHER FBO                    1,222.341              9.53%
                       CHARLES H MARSHBURN JR
                       1247 STONESHYRE COURT
                       LAWRENCEVILLE GA 30043-4472

                       RBC DAIN RAUSCHER FBO                    1,222.341              9.53%
                       NELL M MARSHBURN
                       PO BOX 353
                       ROCKY MOUNT NC 27802-0353

                       RBC DAIN RAUSCHER FBO                    1,222.341              9.53%
                       NORMAN B MARSHBURN
                       27441 MILLER RD
                       DADE CITY FL 33525-7642

                                                                           PERCENTAGE
 NAME OF FUND                                   AMOUNT AND NATURE OF        OF CLASS
  (AND CLASS)          NAME AND ADDRESS         BENEFICIAL OWNERSHIP    OUTSTANDING (%)
--------------   ---------------------------   ----------------------   ----------------
                 RBC DAIN RAUSCHER FBO                  1,222.341              9.53%
                 RICHARD D MARSHBURN
                 253 SOUTHLAKE DR
                 THOMSON GA 30824-6521

 Class I         CENTURA BANK                       2,090,722.108             58.49%
                 PO BOX 1220
                 ATTN TRUST OPERATIONS
                 ROCKY MOUNT NC 27802-1220

                 DINGLE AND CO                        482,380.755             13.50%
                 C/O COMERICA BANK
                 PO BOX 75000
                 DETROIT MI 48275-3446

                 COMERICA BANK                        443,951.888             12.42%
                 BOYD R ROBINSON TRUST
                 PO BOX 75000
                 DETROIT MI 48275

                 PERSHING LLC                         308,403.005              8.63%
                 P O BOX 2052
                 JERSEY CITY NJ 07303-9998

                                                                             BBL

                              [FORM OF PROXY CARD]


            The shares represented by a properly executed proxy card
                  will be voted as specified on the proxy card.


PORTFOLIO L OF                        THIS PROXY IS SOLICITED ON BEHALF OF
D.L. BABSON BOND TRUST                THE BOARD OF TRUSTEES
(THE "TRUST")                         SPECIAL MEETING OF SHAREHOLDERS
                                      MARCH 15, 2004 - 9:00 A.M. CENTRAL TIME
                                      (THE "MEETING")

The undersigned appoints Jennifer D. Lammers, Laura M. Moret, Christopher J. Tomas and Martin A. Cramer, and each of them individually with power to act without the other and with the right of substitution in each, the proxies of the undersigned to vote all shares of the above-referenced Fund (the "Babson Fund") held by the undersigned on January 15, 2004, at the Meeting, to be held at the offices of RBC Dain Rauscher Corp., 60 South Sixth Street, Minneapolis, Minnesota, on March 15, 2004 at 9 a.m. Central Time and at any adjournment(s) or postponement(s) thereof, with all powers the undersigned would possess if present in person. All previous proxies given with respect to the Meeting are revoked. The undersigned acknowledges receipt of the Notice of Special Meeting and Proxy Statement/Prospectus dated January 29, 2004.

                                          IF YOU ARE NOT VOTING BY PHONE OR
                                        INTERNET, PLEASE VOTE, DATE AND SIGN,
                                           AND PROMPTLY RETURN THIS PROXY
                                       CARD IN THE ENCLOSED ENVELOPE PROVIDED.

                                       Dated: __________________________________

                                       -----------------------------------------
                                       |                                       |
                                       -----------------------------------------
                                       (Signature)             (SIGN IN THE BOX)

                                       Please sign exactly as your name or names appear to the left. When shares are held by joint tenants, both should sign. When signing as attorney, executor, administrator, trustee, guardian or in any other representative capacity, please give full title as such. If signing for a corporation, please sign in full corporate name by authorized person.
                                       If a partnership, please sign in
                                       partnership name by authorized person.

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. [X] PLEASE DO NOT USE FINE POINT PENS. IF NO SPECIFICATION IS MADE, THE SHARES WILL BE VOTED "FOR" ALL ITEMS, AS APPLICABLE.


1. To approve an Agreement and Plan of Reorganization (the               FOR             AGAINST        ABSTAIN
"Plan") for the Babson Fund. Under the Plan, (i) all of the              [ ]               [ ]            [ ]
assets of the Babson Fund would be transferred to RBC Quality
Income Fund (the "Quality Income Fund"), a series of RBC Funds,
Inc.; (ii) all of the liabilities of the Babson Fund would be assumed by the Quality Income Fund; (iii) each shareholder of the
Babson Fund would be issued shares of the Quality Income Fund in an amount equal to the value of the shareholder's holdings in the
Babson Fund immediately prior to the reorganization transaction
(the "Reorganization"); and (iv) the Babson Fund would be
liquidated.

2. To approve the election of the following individuals to the           FOR             WITHHOLD         FOR
board of trustees of the Trust: (01) T. Geron Bell, (02) Lucy            ALL               ALL            ALL
Hancock Bode, (03) Leslie H. Garner, Jr., (04) Ronald James, (05)                                       EXCEPT
Michael T. Lee, (06) John A. MacDonald, (07) H. David Rybolt,            [ ]               [ ]            [ ]
(08) James R. Seward, and (09) Jay H. Wein.


(INSTRUCTION: TO WITHHOLD AUTHORITY TO VOTE FOR ANY INDIVIDUAL,
MARK THE BOX "FOR ALL EXCEPT" AND WRITE THE NOMINEE'S(S') NAME(S)
ON THE LINE BELOW.)


-------------------------------------------------


3. To ratify the selection of Deloitte & Touche LLP as                   FOR             AGAINST        ABSTAIN
independent auditors of the Babson Fund for the current fiscal           [ ]               [ ]            [ ]
year.



 THE PERSONS NAMED AS PROXIES WILL VOTE IN THEIR DISCRETION ON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS
                    OR POSTPONEMENTS THEREOF



                (PLEASE SIGN AND DATE ON REVERSE)

                                     Part B

                       Statement of Additional Information
                                January 15, 2004

                  Relating to the acquisition of the assets of D.L. BABSON BOND TRUST, Portfolio L - Longer Term (the "Babson Fund")
                       90 South Seventh Street, Suite 4300
                          Minneapolis, Minnesota 55402
                                 (800) 422-2766

                           --------------------------

                by and in exchange for shares of capital stock of
              RBC QUALITY INCOME FUND (the "Quality Income Fund"),
                              a separate series of
                    RBC FUNDS, INC. (the "Acquiring Company")
                       90 South Seventh Street, Suite 4300
                          Minneapolis, Minnesota 55402
                                 (800) 442-3688


This Statement of Additional Information relates specifically to the reorganization of the Babson Fund into Quality Income Fund, a separate series of the Acquiring Company. Pursuant to this reorganization, the Acquiring Fund would acquire all of the assets and assume all of the liabilities of the Babson Fund, in exchange for Acquiring Company shares, which would be distributed pro rata by the Babson Fund to the holders of its shares, in complete liquidation of the Babson Fund.

This Statement of Additional Information consists of this cover page and the following documents, certain of which are incorporated by reference herein as indicated below:

1. The Statement of Additional Information dated July 25, 2003 of the Acquiring Fund, included in Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of RBC Funds, Inc., previously filed on EDGAR on June 27, 2003 (SEC File Nos. 33-75926/811-8384), as supplemented January 9, 2004.

2. The Statement of Additional Information dated November 7, 2003 of the Babson Fund, included in Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A of D. L. Babson Bond Trust previously filed on EDGAR on November 7, 2003 (SEC File Nos. 2-10002 /811-495), as supplemented January 9, 2004.

3. The audited financial statements of the Acquiring Fund included in the Annual Report of RBC Funds, Inc. for the fiscal year ended April 30, 2003, previously filed on EDGAR on July 3, 2003.

4. The audited financial statements of the Babson Fund included in the Annual Report of D. L. Babson Bond Trust for the fiscal year ended June 30, 2003, previously filed on EDGAR on September 9, 2003.

5. The pro forma condensed financial statements and schedules of the Babson Fund and the Acquiring Fund required by Rule 11-01 of Regulation S-X are filed herein.

6. The Semi-Annual Report to Shareholders of the Acquiring Company for the period ended October 31, 2003, previously filed on EDGAR on January 9, 2004.

This Statement of Additional Information dated January 15, 2004 is not a prospectus. A Proxy Statement/Prospectus dated January 29, 2004 relating to the above-referenced matters may be obtained from the Acquiring Company or the Babson Fund at the addresses and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Proxy Statement/Prospectus.

As stated in such Proxy Statement/Prospectus, the following documents may be obtained from the Babson Fund at the address and telephone number shown above: the Babson Fund's most recent audited financial statement and Annual Report for the fiscal year ended June 30, 2003; the Babson Fund's current prospectus dated November 7, 2003, as supplemented from time to time; the Babson Fund's current statement of additional information dated November 7, 2003, as supplemented from time to time; and the Agreement and Declaration of Trust and By-Laws of D.L. Babson Bond Trust. In addition, as stated in such Proxy Statement/Prospectus, the following documents may be obtained from the Acquiring Company at the address and telephone number shown above: the Quality Income Fund's most recent audited financial statement and Annual Report for the fiscal year ended April 30, 2003; the Quality Income Fund's most recent semi-annual report for the six months ended October 31, 2003; the Quality Income Fund's Class I prospectus dated July 25, 2003, as supplemented from time to time; the Quality Income Fund's current statement of additional information dated July 25, 2003, as supplemented from time to time; and the Articles of Incorporation and By-Laws of the Acquiring Company.

                               RBC QUALITY INCOME
                             BABSON BOND TRUST SHORT
                             BABSON BOND TRUST LONG
            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                 AS OF 06/30/03
                                    UNAUDITED

-----------------------------------------------------------------------------------------------------------------------------------
                                                     BABSON              BABSON            RBC          PRO FORMA       PRO FORMA
                                                    BOND TRUST         BOND TRUST        QUALITY       ADJUSTMENTS      COMBINED
                                                    PORTFOLIO L        PORTFOLIO S       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

     Investments, at cost                           $ 81,181,024      $ 30,958,797     $ 43,211,615                   $155,351,436
                                                    ============      ============     ============    ============   ============

     Investments, at value                          $ 85,073,678      $ 31,984,636     $ 45,764,911                   $162,823,225
     Cash                                                  8,305               214               --                          8,519

     Receivables:
          Investments sold                               688,181           134,634               --                        822,815
          Interest and dividends                         848,080           308,779          571,436                      1,728,295
          Fund shares sold                                    --                15               --                             15
          Expense reimbursement                           29,854           207,637               --                        237,491
          Prepaid expenses and other assets                   --                --           12,969                         12,969
                                                    ------------      ------------     ------------    ------------   ------------
                    Total assets:                     86,648,098        32,635,915       46,349,316                    165,633,329
                                                    ------------      ------------     ------------    ------------   ------------

LIABILITIES AND NET ASSETS

     Cash overdraft                                           --                --            5,173                          5,173
     Payables:
          Management fees                                 79,147           211,073            3,681                        293,901
          Administration fees                              7,146             2,656               --                          9,802
          12B-1 Class A                                       --                --              108                            108
          12B-1 Class B                                       --                --               72                             72
          Transfer agent fees                             14,741             5,437            6,796                         26,974
          Custodian fees                                   1,340               494            1,594                          3,428
          Accounting fees                                  7,406             5,242              463                         13,111
          Trustees' fees                                   2,090               771               --                          2,861
          Dividends                                      308,475           114,921          155,979                        579,375
          Investments purchased                          682,309           124,157        1,223,392                      2,029,858
          Fund share redemptions                              --                --           14,519                         14,519
          Other                                           11,428             4,153            6,256                         21,837
                    Total liabilities:                 1,114,082           468,904        1,418,033                      3,001,019
                                                    ------------      ------------     ------------    ------------   ------------
NET ASSETS                                          $ 85,534,016      $ 32,167,011      $44,931,283    $         --   $162,632,310
                                                    ============      ============     ============    ============   ============

NET ASSETS CONSIST OF:

     Capital (capital stock and paid-in
          capital)                                  $ 86,366,346      $ 33,077,000     $ 41,391,920                   $160,835,266
     Accumulated undistributed net
          investment income (loss)                       111,000            42,000         (230,577)                       (77,577)
     Accumulated undistributed net realized
          gain (loss) on sale of investments
          and foreign currency transactions           (4,835,984)       (1,977,829)       1,216,644                     (5,597,169)
     Net unrealized appreciation (depreciation)
          in value of investments and translation
          of assets and liabilities in foreign
          currency                                     3,892,654         1,025,840        2,553,296                      7,471,790
                                                    ------------      ------------     ------------    ------------   ------------
NET ASSETS                                          $ 85,534,016      $ 32,167,011      $44,931,283    $         --   $162,632,310
                                                    ============      ============     ============    ============   ============

NET ASSETS:
    Babson (b)                                        85,534,000        32,166,840               --    (117,701,027)            --
    Class A Shares                                            --                --          527,658              --        527,658
    Class B Shares                                            --                --          115,964              --        115,964
    Class I Shares                                            --                --       44,287,661              --     44,287,661
    Class Y Shares                                            --                --               --     117,701,027    117,701,027
                                                    ------------      ------------     ------------    ------------   ------------
        Total                                         85,534,016        32,167,011       44,931,283              --    162,632,310


SHARES OUTSTANDING:
    Babson (b)                                        54,093,007         3,257,247               --     (57,350,254)            --
    Class A Shares                                            --                --           50,752              --         50,752
    Class B Shares                                            --                --           11,154              --         11,154
    Class I Shares                                            --                --        4,260,275              --      4,260,275
    Class Y Shares                                            --                --               --      11,317,406     11,317,406
                                                    ------------      ------------     ------------    ------------   ------------
        Total                                         54,093,007         3,257,247        4,322,181     (46,032,848)    15,639,587


NET ASSET VALUE:
    Babson (b)                                              1.58              9.88
    Class A Shares                                                                            10.40
    Class B Shares                                                                            10.40
    Class I Shares                                                                            10.40
    Class Y Shares                                                                                            10.40



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               RBC QUALITY INCOME
                             BABSON BOND TRUST SHORT
                             BABSON BOND TRUST LONG
                  PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                          FOR THE PERIOD ENDING 6/30/03
                                    UNAUDITED

----------------------------------------------------------------------------------------------------------------------------------
                                                          BABSON          BABSON            RBC         PRO FORMA       PRO FORMA
                                                        BOND TRUST      BOND TRUST        QUALITY      ADJUSTMENTS      COMBINED
                                                        PORTFOLIO L     PORTFOLIO S       INCOME
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

    Dividends                                           $     2,144     $    1,241      $       --                    $     3,385
    Interest                                              5,346,457      1,807,023       2,718,655                      9,872,135
                                                          5,348,601      1,808,264       2,718,655                      9,875,520
                                                        -----------     ----------      ----------      ---------     -----------

EXPENSES:

    Management fees                                         842,783        297,764         309,111       (407,685)      1,041,973
    Administration fees                                      14,554          5,389          77,278        163,272         260,493
    Registration fees                                        24,065         12,114          10,677        (16,856)         30,000
 12b-1 Class A                                                   --             --           1,224             --           1,224
 12b-1 Class B                                                   --             --             860             --             860
    Transfer agent fees                                      88,446(a)      32,622(a)       20,530         (1,598)        140,000
    Custodian fees                                            8,040(a)       2,964(a)       12,879         (6,883)         17,000
    Accounting fees                                          44,436(a)      31,452(a)       46,999        (70,887)         52,000
    Professional fees                                        26,670(a)       9,840(a)       30,962        (49,472)         18,000
    Trustees' fees                                           12,546(a)       4,626(a)       11,121         (8,793)         19,500
    Other                                                    23,076(a)       8,472(a)       23,151        (34,699)         20,000
                                                        -----------     ----------      ----------      ---------     -----------
         Total expenses before voluntary reduction
            of management fees                            1,084,616        405,243         544,792       (433,601)      1,601,050
         Less: voluntary reduction of management fees      (200,368)      (188,225)             --        (31,554)       (420,147)
                                                        -----------     ----------      ----------      ---------     -----------
              Net expenses                                  884,248        217,018         544,792       (465,155)      1,180,903
                                                        -----------     ----------      ----------      ---------     -----------
              Net investment income (loss)                4,464,353      1,591,246       2,173,863        465,155       8,694,617
                                                        -----------     ----------      ----------      ---------     -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURENCY:

    Realized gain (loss) from:
         Investment transactions                         (1,159,299)      (215,503)      1,400,333                         25,531
         Foreign currency transactions                           --             --
    Change in net unrealized appreciation
         (depreciation) from:
         Investments                                      3,817,180      1,069,000       1,270,402                      6,156,582
         Translation of assets and liabilities
            in foreign currencies                                --             --
                                                        -----------     ----------      ----------      ---------     -----------
         Net realized and unrealized gain (loss)
            on investments and foreign currency
            transactions                                  2,657,881        853,497       2,670,735             --       6,182,113
                                                        -----------     ----------      ----------      ---------     -----------
         INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS                             $ 7,122,234     $2,444,743      $4,844,598      $ 465,155     $14,876,730
                                                        ===========     ==========      ==========      =========     ===========

(a) Amounts adjusted to reflect 12 months of operation. These expense items were only charged directly to the Portfolios for two months during the period.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                                                                  ASSET BACKED SECURITIES  (5.2%)
                                                                  AUTOMOBILES  (1.7%)
                     115,000          325,000        440,000      Capital Auto Receivables Asset Trust, 2.27%, 1/17/06
                     125,258          407,087        532,344      MMCA Automobile Trust, 4.15%, 5/15/06, Series 2002-1, CL A3
                     160,000                         160,000      MMCA Automobile Trust, 2.97%, 3/15/07
                     450,000        1,200,000      1,650,000      National City Auto Receivable Trust, 4.04%, 7/15/06, Series 02-A



                                                                  BANKING & FINANCIAL SERVICES  (2.8%)
    199,429                                          199,429      CIT RV Trust, Series 1999-A, Class A3, 5.96%, 4/15/11
                     110,000          380,000        490,000      Conseco Finance Securitization Corp., 6.21%, 7/1/32
    283,109                                          283,109      DLJ Commercial Mortgage Corp., 7.12%, 10/10/32
    719,079                                          719,079      GMAC Commercial Mortgage Securities Inc., Class A1
                                                                      6.41%, 5/15/30
     81,834                                           81,834      Green Tree Recreational, Equipment & Consumer Trust,
                                                                      Series 1997-C, Class A1, 6.49%, 2/15/18
                      53,819          134,546        188,365      New Century Home Equity Loan Trust, 6.70%, 10/25/28
    535,000                                          535,000      Nomura Asset Securities Corp., 6.59%, 3/15/30
                     215,045          678,586        893,630      Oakwood Mortgage Investors, Inc., 5.92%, 9/15/17
    509,868                                          509,868      Residential Accredit Loans, Inc., Series 2002-QS9, Class A3,
                                                                      6.50%, 7/25/32
     28,724                                           28,724      The Money Store Home Equity Trust, Series 1996-A, Class A7,
                                                                      7, 7.36%, 3/15/24
    475,000                                          475,000      Washington Mutual, Inc., Series 2002-AR10, Class A6,
                                                                     4.82%, 10/25/32



                                                                  MANUFACTURING  (0.3%)
                     200,000          350,000        550,000      Vanderbilt Mortgage Finance, Series 2002-C, Class A2,
                                                                      4.23%, 2/7/15

                                                                  UTILITIES  (0.4%)
    500,000                                          500,000      Peco Energy Transition Trust, Series 2001-A, Class A1,
                                                                      6.52%, 12/31/10


                                                                  TOTAL ASSET BACKED SECURITIES


                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                                                                  CORPORATE BONDS  (42.7%)

                                                                  AEROSPACE/DEFENSE  (0.2%)
                                      275,000        275,000      Lockheed Martin, 8.50%, 12/1/29


                                                                  AIRLINES  (1.2%)
    500,000                                          500,000      American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09
    222,111                                          222,111      Atlas Air, Inc., Series 1999-1, Class A1, 7.20%, 9/27/05
                      80,000          285,000        365,000      Boing Capital Corp., 7.10%, 9/27/05
                     212,226          722,470        934,696      Continental Airlines, Inc., 8.05%, 11/1/20



                                                                  AUTO PARTS  (0.3%)
                     125,000          290,000        415,000      Autozone, Inc., 5.88%, 10/15/12


                                                                  AUTOMOTIVE  (1.6%)
                     125,000          400,000        525,000      DaimlerChrysler NA Holdings, 6.90%, 09/1/04
                     200,000          650,000        850,000      DaimlerChrysler NA Holdings, 4.05%, 6/4/08
                                      180,000        180,000      Ford Motor Co., 6.375%, 2/1/29
    155,000                           280,000        435,000      Ford Motor Co., 7.45%, 7/16/31
                     125,000                         125,000      General Motors, 7.125%, 7/15/13
                                      150,000        150,000      General Motors, 8.375%, 7/15/33
                     100,000          325,000        425,000      Visteon Corp., 8.25%, 8/1/10



                                                                  BANKING & FINANCIAL SERVICES  (15.5%)
    200,000                                          200,000      American Financial Group, 7.125%, 4/15/09
                      55,000          175,000        230,000      Bank of America Corp., 5.25%, 2/1/07
                     100,000          310,000        410,000      Bank of America Corp., 7.40%, 1/15/11
    415,000                                          415,000      Bank One Corp., 2.625%, 6/30/08
    200,000                                          200,000      BankBoston NA, 7.375%, 9/15/06
    200,000                                          200,000      Barclays Bank PLC, 6.86%, 9/15/49
    500,000                                          500,000      BB&T Corp., 6.375%, 6/30/05
                      50,000          265,000        315,000      Bear Stearns Co., 3.00%, 3/30/06
    240,000                                          240,000      Bear Stearns Co., 7.80%, 8/15/07
    200,000                                          200,000      Capital One Bank, 6.65%, 3/15/04
                      35,000          100,000        135,000      Capital One Bank, 4.88%, 5/15/08
                     100,000          200,000        300,000      Cit Group, Inc., 4.13%, 2/21/06
                      70,000          225,000        295,000      Cit Group, Inc., 7.375%, 4/02/07
    215,000                                          215,000      CitiFinancial Credit Co., 6.75%, 7/1/07

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                      60,000          165,000        225,000      Citigroup, Inc., 4.88%, 5/7/15
    555,000          140,000          445,000      1,140,000      Countrywide Home Loan, Series K, MTN, 5.50%, 2/1/07
    200,000                                          200,000      Donaldson, Lufkin & Jenrette, Inc., 6.875%, 11/1/05
    235,000                                          235,000      Fannie Mae, 4.625%, 5/1/13
    700,000                                          700,000      Fannie Mae, 6.625%, 11/15/30
                     175,000          530,000        705,000      Ford Credit Auto Owner Trust, 4.14%, 12/15/05
                     125,000                         125,000      Ford Credit Auto Owner Trust, Series 2003-A, 2.20%, 7/17/06
                                      500,000        500,000      Ford Motor Credit Co., 7.60%, 8/1/05
                     200,000                         200,000      Ford Motor Credit Co., 7.875%, 6/15/10
    200,000                                          200,000      Ford Motor Credit Co., 7.375%, 2/1/11
                      75,000                          75,000      Ford Motor Credit Co., 7.25%, 10/25/11
                      40,000          100,000        140,000      Franklin Resources, Inc., 3.70%, 4/15/08
                      70,000          190,000        260,000      GATX Financial Corp., Series D, 6.88%, 12/15/06
                     225,079          666,901        891,980      GE Capital Commercial Mortgage Corp., 5.03%, 12/10/35
    250,000                                          250,000      General Electric Capital Corp., Series A, MTN, 6.125%, 2/22/11
                      80,000          600,000        680,000      General Electric Capital Corp., 5.88%, 2/15/12
    500,000                                          500,000      General Motors Acceptance Corp., MTN, 8.375%, 2/22/05
                     200,000          500,000        700,000      General Motors Acceptance Corp., 7.75%, 1/19/10
                                      500,000        500,000      General Motors Acceptance Corp., Series 2001-J5, 6.75%, 11/25/31
                      75,000          200,000        275,000      Goldman Sachs Group, Inc., 4.13%, 1/15/08
    250,000                                          250,000      Goldman Sachs Group, Inc., MTN, 7.35%, 10/1/09
    500,000                                          500,000      Household Finance Corp., 5.75%, 1/30/07
                     165,000                         165,000      Household Finance Corp., 6.375% 10/15/11
                      40,000           75,000        115,000      Household Finance Corp., 6.38%, 11/27/12
                      55,000          150,000        205,000      HSBC Holding PLC, 5.25%, 12/12/12
    500,000                                          500,000      International Bank for Reconstruction & Development,
                                                                      4.375%, 9/28/06
                      80,000          220,000        300,000      Jefferies Group, Inc., 7.50%, 8/15/07
                      80,000          210,000        290,000      John Deere Capital Corp., 5.125%, 10/19/06
    250,000                                          250,000      JP Morgan Chase & Co., 7.25%, 6/1/07
    500,000                                          500,000      KeyCorp, 6.75%, 3/15/06
    200,000                                          200,000      KFW International Finance, Inc., 4.75%, 1/24/07
                     100,000          225,000        325,000      Kredit Fuer Wiederaufbau, 3.38%, 1/23/08
    500,000                                          500,000      Lehman Brothers Holdings, 7.75%, 1/15/05
                     150,000          500,000        650,000      MBNAMaster Credit Card Trust, 5.90%, 8/15/11
    200,000                                          200,000      Mellon Funding Corp., 7.50%, 6/15/05
                     110,000          315,000        425,000      Merrill Lynch & Co., 2.47%, 3/10/06
    500,000                                          500,000      Merrill Lynch & Co., 6.375%, 10/15/08

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                     160,000                         160,000      National Rural Utilities, 7.25%, 3/1/12
                                      375,000        375,000      National Rural Utilities, 8.00%, 3/1/32
                                      100,000        100,000      New Valley Generation IV, 4.69%, 1/15/22
    250,000                                          250,000      SunTrust Bank, Inc., 6.375%, 4/1/11
    500,000                                          500,000      Synovus Financial Corp., 7.25%, 12/15/05
                     125,000          375,000        500,000      Textron Financial Corp., MTN, 5.95%, 3/15/04
    500,000                                          500,000      US Bancorp, 8.00%, 7/2/04
    190,000                                          190,000      US Bancorp, 6.875%, 9/15/07
                     100,000                         100,000      Verizon Global Funding Corp., 4.00%, 1/15/08
                                      280,000        280,000      Verizon Global Funding Corp., 7.375%, 9/1/12
                                      275,000        275,000      Verizon Global Funding Corp., 7.75%, 12/1/30
    500,000                                          500,000      Wachovia Corp., 7.45%, 7/15/05
    200,000                                          200,000      Washington Mutual, Inc., 5.625%, 1/15/07
                     160,000          500,000        660,000      Wells Fargo & Co., 5.13%, 2/15/07



                                                                  BUILDING PRODUCTS  (0.1%)
                     155,000                         155,000      Masco Corp., 6.75%, 3/15/06

                                                                  CABLE  (1.3%)
                     155,000          505,000        660,000      Comcast Cable Communications, 6.375%, 1/30/06
    300,000                                          300,000      Comcast Corp., 8.875%, 4/1/07
    150,000                                          150,000      Comcast Corp., 5.50%, 3/15/11
                     150,000          540,000        690,000      Cox Communications, Inc., 7.75%, 11/1/10



                                                                  CHEMICALS  (0.5%)
    500,000                                          500,000      E.I. Du Pont de Nemours & Co., 8.25%, 9/15/06

                     140,000                         140,000      Ecolab, Inc., 6.875%, 2/1/2011, 6.875%, 2/1/11



                                                                  COMMERCIAL SERVICES  (0.4%)
                      30,000           70,000        100,000      Electronic Data Systems, 7.125%, 10/15/09

    500,000                                          500,000      First Data Corp., 4.70%, 11/1/06



                                                                  COMPUTER INDUSTRY  (0.2%)
    250,000                                          250,000      IBM Corp., 4.875%, 10/1/06


                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                                                                  CONSUMER GOODS & SERVICES  (0.3%)
    250,000                                          250,000      Kimberly-Clark Corp., 5.625%, 2/15/12

                      35,000          100,000        135,000      Newell Rubbermaid, Inc., 4.00%, 5/1/10



                                                                  DIVERSIFIED OPERATIONS  (0.9%)
                      60,000          200,000        260,000      Brascan Corp., 8.13%, 12/15/08
                      95,000          250,000        345,000      Cendant Corp., 7.38%, 1/15/13
                     170,000          510,000        680,000      United Tech Corp., 6.35%, 03/01/11



                                                                  EDUCATION  (0.4%)
                     150,000          500,000        650,000      Scholastic Corp., 5.75%, 1/15/07


                                                                  ELECTRIC - INTEGRATED  (1.4%)
    135,000                                          135,000      American Electric Power Co., Inc., 6.125%, 5/15/06
                     100,000          300,000        400,000      Consolidated Edison, Inc., 6.15%, 7/1/08
    135,000                                          135,000      Constellation Energy Group, 7.60%, 4/1/32
                     150,000          450,000        600,000      Dominion Resources, Inc., 7.82%, 9/15/04
                      50,000          150,000        200,000      Dominion Resources, Inc., 5.70%, 9/17/12
                     100,000           50,000        150,000      GE Co., 5.00%, 2/1/13
                      25,000           75,000        100,000      Progress Energy, Inc., 7.00%, 10/1/03
                      90,000                          90,000      Progress Energy, Inc., 6.55%, 3/1/04
    200,000                                          200,000      Progress Energy, Inc., 5.85%, 10/30/08



                                                                  ENERGY  (2.2%)
    200,000                                          200,000      BP Canada Energy Co., 6.75%, 2/15/05
                     175,000                         175,000      Conoco, Inc., 6.35%, 04/15/09
                      70,000          225,000        295,000      Consolidated Natural Gas, 6.25%, 11/01/11
                     155,000                         155,000      Duke Energy Field Services, 7.875%, 8/16/10
                     155,000          495,000        650,000      Enterprise Products Partners LP, 7.50%, 2/1/11
                     140,000          450,000        590,000      Keyspan Gas East, 6.90%, 1/15/08
                      75,000          250,000        325,000      Kinder Morgan Energy Partners LP, 7.13%, 3/15/12
    150,000                                          150,000      Kinder Morgan Energy Partners LP, 7.75%, 3/15/32
                     125,000          325,000        450,000      Midamerican Energy Co., 5.13%, 1/15/13
    150,000                                          150,000      Tosco Corp., 7.80%, 1/1/27



                                                                  ENTERTAINMENT/LEISURE  (0.2%)
                      55,000          145,000        200,000      International Game Technology, 8.38%, 5/15/09



                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                                                                  FOOD & BEVERAGES  (1.5%)
                     155,000          500,000        655,000      Anheuser Busch, 6.00%, 4/15/11,
    500,000                                          500,000      Coca-Cola Enterprises, 5.375%, 8/15/06
    250,000                                          250,000      Diageo PLC, 7.125%, 9/15/04
    300,000                                          300,000      General Mills, Inc., 5.125%, 2/15/07
                                      410,000        410,000      Hershey Foods Corp., 7.20%, 8/15/27
                      15,000                          15,000      Tyson Foods, 8.25%, 10/1/11



                                                                  FOREIGN AGENCIES  (0.3%)
    250,000                                          250,000      Canadian Government, 5.25%, 11/5/08
    250,000                                          250,000      Ontario Province, 5.50%, 10/1/08



                                                                  HEALTH CARE  (1.0%)
                                      500,000        500,000      Cardinal Health, Inc., 6.75%, 2/15/11
                     155,000                         155,000      Eli Lilly, 5.50%, 7/15/06
                     100,000          325,000        425,000      Humana, Inc., 7.25%, 8/1/06
                     150,000                         150,000      United Healthcare Corp., 5.20%, 7/17/07
    200,000                                          200,000      Wyeth, 6.25%, 3/15/06



                                                                  INDUSTRIALS  (0.5%)
                     150,000          500,000        650,000      Tyco International Group SA, 6.375%, 2/15/06
                      45,000          115,000        160,000      Tyco International Group SA, 6.38%, 10/15/11



                                                                  INSURANCE  (0.3%)
    500,000                                          500,000      AIG SunAmerica, Inc., MTN, 5.75%, 2/16/09


                                                                  MACHINERY & EQUIPMENT  (0.5%)
    200,000                                          200,000      Caterpillar, Inc., 7.25%, 9/15/09

                     125,000          350,000        475,000      Ingersoll-Rand Co., 5.80%, 6/1/04



                                                                  MEDIA  (1.5%)
                      75,000          225,000        300,000      Clear Channel Communications, 4.25%, 5/15/09
                     175,000          500,000        675,000      Gannett Co., Inc., 4.95%, 04/1/05
    130,000                                          130,000      News America Holdings, Inc., 7.70%, 10/30/25
    400,000                                          400,000      Time Warner Communications, Inc., 8.11%, 8/15/06
    125,000                                          125,000      Time Warner Communications, Inc., 6.95%, 1/15/28
    180,000                                          180,000      Time Warner Entertainment Co., LP, 8.875%, 10/1/12
                      65,000                          65,000      Time Warner, Inc., 5.625%, 05/1/05

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                      75,000                          75,000      Time Warner, Inc., 6.875%, 5/1/12
                                       85,000         85,000      Time Warner, Inc., 7.625%, 4/15/31
                                      110,000        110,000      Time Warner, Inc., 7.70%, 5/1/32



                                                                  METALS  (0.1%)
    100,000                                          100,000      Inco Ltd., 7.75%, 5/15/12


                                                                  PAPER PRODUCTS  (0.6%)
                     150,000          450,000        600,000      Avery Dennison Corp., 6.76%, 4/15/05

                                      100,000        100,000      Avery Dennison Corp., 6.00%, 1/15/33

    200,000                                          200,000      International Paper Co., 6.125%, 11/1/03




                                                                  PETROLEUM REFINING  (1.3%)
                                      290,000        290,000      Amerada Hess Corp., 7.125%, 3/15/33
                     100,000          300,000        400,000      Apache Corp., 6.25%, 4/15/12
                                      300,000        300,000      Conoco, Inc., 6.95%, 4/15/29
                     175,000          625,000        800,000      Tosco Corp., 7.25%, 1/1/07



                                                                  REAL ESTATE  (0.6%)
    200,000                                          200,000      EOP Operating LP, 6.50%, 6/15/04

                     150,000          500,000        650,000      Kimco Realty Corp., 7.86%, 11/1/07




                                                                  RESEARCH & DEVELOPMENT  (0.3%)
    385,000                                          385,000      Science Applications International Corp., 6.25%, 7/1/12


                                                                  RESTAURANTS  (0.3%)
    500,000                                          500,000      Darden Restaurants, Inc., 8.375%, 9/15/05


                                                                  RETAIL  (2.2%)
                                      400,000        400,000      Albertson's, Inc., 7.50%  2/15/11
                     150,000          450,000        600,000      Fred Meyer, Inc., 7.45%, 3/1/08
    200,000                                          200,000      Kroger Co., 7.375%, 3/1/05
     40,000                                           40,000      Kroger Co., 7.50%, 4/1/31
                     150,000          550,000        700,000      Safeway, Inc., 6.05%, 11/15/03
    200,000                                          200,000      Safeway, Inc., 7.25%, 9/15/04

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                      70,000          225,000        295,000      Supervalu, Inc., 7.50%, 5/15/12
    500,000                                          500,000      Target Corp., 7.50%, 2/15/05
    250,000                                          250,000      Wal-Mart Stores, Inc., 6.875%, 8/10/09



                                                                  SOVEREIGN  (0.0%)
                       4,760           28,563         33,323      Small Business Administration, 9.80%, 7/1/08

                                        7,680          7,680      Small Business Administration, 10.05%, 8/1/08
                                       22,228         22,228      Small Business Administration, 10.05%, 4/1/09



                                                                  TELECOMMUNICATIONS  (2.9%)
                      50,000          150,000        200,000      Aramark Services, Inc., 8.15%, 5/1/05
    100,000                                          100,000      AT&T Wireless Services, Inc., 8.75%, 3/1/31
                      89,690          123,690        213,380      Bellsouth SAV-ESOT, 9.19%, 7/1/03
    250,000                                          250,000      British Telecom PLC, 7.875%, 12/15/05
                     100,000                         100,000      British Telecom PLC, 8.125%, 12/15/10
                                      265,000        265,000      British Telecom PLC, 8.625%, 12/15/30
    250,000                                          250,000      Deutsche Telekom International Finance, 8.25%, 6/15/05
                      50,000                          50,000      France Telecom, 9.00%, 3/1/11
                                       85,000         85,000      France Telecom, 9.75%, 3/1/31
                      85,000                          85,000      SBC Communications, Inc., 7.00%, 8/15/05
    250,000                                          250,000      SBC Communications, Inc., 5.875%, 2/1/12
                      70,000                          70,000      Sprint Capital Corp., 7.125%, 1/30/06
                                      150,000        150,000      Sprint Capital Corp., 6.90%; 5/1/19
    300,000                                          300,000      Sprint Capital Corp., 6.875%, 11/15/28
                     150,000          575,000        725,000      Telefonica Europe BV, 7.35%, 9/15/05
                     225,000                         225,000      Verizon Virginia, Inc., 4.625%, 3/15/13
                      75,000          200,000        275,000      Vodafone Group PLC, 5.38%, 1/30/15
                      70,000          250,000        320,000      WorldCom, Inc., 6.50%, 15/5/04
                     550,000                         550,000      WorldCom, Inc., 8.00%, 5/15/06
                                    1,165,000      1,165,000      WorldCom, Inc., 8.25%, 15/5/31



                                                                  TEXTILES  (0.3%)
    500,000                                          500,000      VF Corp., 8.10%, 10/1/05


                                                                  TOBACCO  (0.1%)
    200,000                                          200,000      Altria Group, Inc., 7.00%, 7/15/05


                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                                                                  TRANSPORTATION & SHIPPING  (1.2%)
    500,000                                          500,000      Burlington Northern Santa Fe Corp.,
                                                                     Series H, 9.25%, 10/1/06
                     145,000          445,000        590,000      Canadian National Railways, 6.38%, 10/15/11

    200,000                                          200,000      Norfolk Southern Corp., 6.20%, 4/15/09
                                      450,000        450,000      Norfolk Southern Corp., 7.25%, 2/15/31



                                                                  UTILITIES  (0.5%)
                                      230,000        230,000      Florida Power & Light Co., 5.85%, 2/1/33

    500,000                                          500,000      Niagra Mohawk Power Co., 7.75%, 5/15/06



                                                                  TOTAL CORPORATE BONDS

                                                                  COLLATERALIZED MORTGAGE OBLIGATIONS  (4.0%)
                                                                  BANKING & FINANCIAL SERVICES  (4.0%)
                     180,000          560,000        740,000      Chase Commercial Mortgage Securities Corp., Series 1996-1,
                                                                      Class A2, 7.60%, 3/18/06
                     400,000        1,250,000      1,650,000      CS First Boston Mortgage Securities Corp., 6.52%, 7/17/07
                      61,631          195,164        256,794      GSR Mortgage Loan Trust, 6.50%, 9/25/32
                     250,000        1,500,000      1,750,000      JP Morgan Commercial Mortgage Finance Corp., 6.51%, 10/15/35
                     164,879          329,759        494,638      Master Asset Securitization Trust, 6.50%, 10/25/32
                                      238,683        238,683      Residential Accredit Loans, Inc., 6.75%, 5/25/28
                                      451,108        451,108      Residential Accredit Loans, Inc., 8.00%, 7/25/30
                      99,230          319,740        418,969      Vendee Mortgage Trust, 7.75%, 5/15/22

                                                                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS


                                                                  FOREIGN GOVERNMENT BONDS  (0.2%)
                     150,000                         150,000      Hellenic Republic, 6.95%, 3/4/08
                      50,000          150,000        200,000      Republic of Chile, 5.50%, 1/15/13

                                                                  TOTAL FOREIGN GOVERNMENT BONDS


                                                                  MUNICIPAL BONDS  (0.3%)
                                      435,000        435,000      Illinois State, 5.10%, 6/1/33

                                                                  TOTAL MUNICIPAL BONDS


                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                                                                  U.S. GOVERNMENT AGENCY OBLIGATIONS  (36.1%)
                                                                  FEDERAL NATIONAL MORTGAGE ASSOCIATION  (14.3%)
                     475,000                         475,000      6.625%, 10/15/07
                      15,878           85,497        101,375      7.00%, 12/1/07, Pool #44027
                     350,000                         350,000      5.75%, 2/15/08
                                      284,080        284,080      6.42%, 11/1/08, Pool #380828
                       3,556           34,133         37,688      8.25%, 1/1/09, Pool #72923
                                       32,306         32,306      8.00%, 2/1/09, Pool #51686
    165,000                                          165,000      5.375%, 11/15/11
                                       10,028         10,028      8.50%, 7/1/13, Pool #7183
                     108,745                         108,745      5.50%, 3/1/17, Pool #626582
                                      101,304        101,304      5.50%, 3/1/17, Pool #630317
                                      581,799        581,799      5.50%, 3/1/17, Pool #637059
                                      322,527        322,527      5.50%, 3/1/17, Pool #633116
                      49,706                          49,706      5.50%, 3/1/17, Pool #627487
                                       27,770         27,770      5.50%, 4/1/17, Pool #633288
                     324,379                         324,379      5.50%, 5/1/17, Pool #644943
                                      393,412        393,412      5.50%, 6/1/17, Pool #648359
    429,070                                          429,070      5.00%, 8/1/17
    793,612                                          793,612      5.50%, 8/1/17
                                    1,849,816      1,849,816      5.50%, 9/1/17, Pool #639981
                     684,932                         684,932      5.50%, 11/1/17
                                      855,975        855,975      5.50%, 2/1/18
                     340,777                         340,777      5.00%, 3/1/18, Pool #675713
                                       34,766         34,766      9.50%, 6/25/18, Series 88-16, Class B
                       6,247           11,869         18,116      9.25%, 10/1/20, Pool #124425
  1,544,787                                        1,544,787      7.00%, 2/1/26
                     305,608          382,010        687,617      6.50%, 3/1/29, Pool #490107
    306,983                                          306,983      6.50%, 5/1/29
                       5,774                           5,774      6.50%, 6/1/29, Pool #500680
                     139,486          464,954        604,441      7.50%, 9/1/29, Pool #252717
                                       89,570         89,570      7.00%, 10/1/29, Pool #511995
                     115,427                         115,427      7.00%, 12/1/29, Pool #252924
                                        2,992          2,992      7.00%, 1/1/30, Pool #524532
                                       28,009         28,009      7.00%, 2/1/30, Pool #502368
                                        3,752          3,752      7.00%, 2/1/30, Pool #519217
                                      111,659        111,659      7.00%, 2/1/30, Pool #527759
                       2,701                           2,701      7.00%, 2/1/30, Pool #529175

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                                      172,914        172,914      7.00%, 2/1/30, Pool #528731
                     109,318          182,197        291,515      6.50%, 5/1/31, Pool #579412
                     381,504                         381,504      6.50%, 9/1/31, Pool #622545
                     357,432          893,579      1,251,011      6.50%, 10/1/31, Pool #611276
                     121,877          381,357        503,233      5.50%, 1/1/32, Pool #625183
                     205,111                         205,111      6.50%, 1/1/32, Pool #622203
                      83,144          249,434        332,578      6.50%, 4/1/32, Pool #642398
                     135,956          377,655        513,610      6.50%, 8/1/32, Pool #254406
                     489,033          652,043      1,141,076      6.50%, 8/1/32
                     256,234                         256,234      6.00%, 11/1/32, Pool #545993
                     468,764          493,436        962,200      5.50%, 3/1/33, Pool #688129
                     502,075                         502,075      6.00%, 3/1/33, Pool #686602
                                      649,205        649,205      5.00%, 4/1/33
                                       49,943         49,943      5.00%, 5/1/33
                     497,487                         497,487      5.50%, 5/1/33
  1,000,000                                        1,000,000      5.50%, 7/1/33
                     249,340        1,496,037      1,745,378      5.50%, 6/1/33



                                                                  FEDERAL HOME LOAN MORTGAGE CORP. (8.4%)
                                       33,845         33,845      7.75%, 4/1/08, Pool #182177
                         314                             314      8.25%, 7/1/08, Pool #272536
                                       11,591         11,591      7.75%, 11/1/08, Pool #253325
                                        4,569          4,569      8.00%, 8/1/09, Pool #252671
                                       35,531         35,531      8.25%, 10/1/10, Pool #185890
                     107,717                         107,717      8.00%, 1/1/12, Pool #G10625
                      22,831           28,267         51,098      9.00%, 6/1/16, Pool #170170
                      15,737                          15,737      8.00%, 5/1/17, Pool #291661
                                       61,440         61,440      8.00%, 10/1/18, Pool #306588
                                       14,143         14,143      9.00%, 10/1/18, Pool #D09479
                                      140,777        140,777      7.50%, 2/1/21, Pool #D56168
                      16,017                          16,017      9.00%, 5/15/21
  1,000,000                                        1,000,000      5.50%, 2/15/26
                     753,812        2,449,889      3,203,701      6.00%, 11/1/28
                                      250,000        250,000      7.00%, 8/15/29, Series 2178, Class PB
                     102,227          204,454        306,681      7.50%, 2/1/30, Pool #C00921
                     508,381          508,381      1,016,763      7.50%, 2/1/30, Pool #C55867
                                      345,142        345,142      7.50%, 1/1/31, Pool #C46932

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                                      668,974        668,974      6.50%, 06/01/31, Pool #C01184
                      85,900                          85,900      7.00%, 9/1/31, Pool #G01311
                     157,838                         157,838      5.50%, 11/1/31, Pool #C01283
                     259,129          286,992        546,121      6.50%, 8/1/32, Pool #C69600
                      90,678          634,750        725,428      6.50%, 8/1/32, Pool #G01444
  1,779,787                                        1,779,787      6.00%, 11/1/32
    941,463                                          941,463      5.50%, 12/1/32
                     149,800        1,497,998      1,647,799      6.00%, 4/1/33




                                                                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (12.8%)
                                        9,928          9,928      7.50%, 3/15/07, Pool #16497
                                       14,273         14,273      7.50%, 3/15/07, Pool #16308
                                       50,387         50,387      7.50%, 7/15/07, Pool #15750
                       5,059           69,775         74,833      8.00%, 10/15/07, Pool #19081
                     159,310          887,738      1,047,048      8.00%, 11/15/09, Pool #780332
                       9,285                           9,285      7.50%, 10/15/11, Pool #433258
                      92,098                          92,098      7.50%, 10/15/11, Pool #433263
                     102,958                         102,958      7.50%, 11/15/11, Pool #398964
    210,000                                          210,000      5.28%, 11/16/15
                                        9,611          9,611      9.50%, 4/15/16, Pool #152589
    253,254                                          253,254      3.31%, 4/16/17
                                       20,762         20,762      9.50%, 1/15/19, Pool #269020
                       1,244                           1,244      9.50%, 9/15/19, Pool #275465
                                       50,542         50,542      8.00%, 5/15/22, Pool #323284
                      50,363                          50,363      8.00%, 12/15/22, Pool #344173
                                       25,284         25,284      6.50%, 8/15/23, Pool #361064
                     168,275                         168,275      6.50%, 9/15/23, Pool #352076
                                       25,430         25,430      6.50%, 11/15/23, Pool #363767
                     106,790                         106,790      6.50%, 12/15/23, Pool #345089
                                       24,427         24,427      6.50%, 12/15/23, Pool #342206
                                       39,479         39,479      6.50%, 2/15/24, Pool #374927
                                      378,221        378,221      6.50%, 3/15/24, Pool #366732
                                    1,192,171      1,192,171      7.00%, 3/15/24, Pool #380866
                     164,253                         164,253      7.00%, 5/15/24, Pool #376510
                                      441,274        441,274      6.50%, 6/15/24, Pool #378316
    500,000                                          500,000      4.695%, 12/16/24
                     103,179                         103,179      8.00%, 11/15/26, Pool #441009

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                                      973,310        973,310      8.00%, 12/15/26, Pool #442164
                                      689,421        689,421      6.00%, 2/15/29, Pool #498366
                     571,909          614,802      1,186,711      7.00%, 12/15/29, Pool #781124
                      18,402                          18,402      6.00%, 5/15/31, Pool #549180
                      27,740          166,440        194,180      6.50%, 5/15/31
                     186,711                         186,711      6.50%, 7/15/31, Pool #543325
                      26,909          156,325        183,233      6.50%, 8/15/31, Pool #485682
    227,366                                          227,366      6.00%, 9/20/31
                                      224,762        224,762      6.50%, 10/15/31, Pool #538505
                                       17,109         17,109      6.00%, 11/15/31, Pool #564503
                      29,267          296,114        325,381      6.50%, 11/15/31, Pool #568184
                                      213,131        213,131      6.50%, 11/15/31, Pool #571281
                                      546,335        546,335      6.00%, 1/15/32, Pool #567438
                     196,989                         196,989      6.00%, 2/15/32, Pool #552381
                      92,731                          92,731      6.50%, 4/15/32, TBA
    273,907                                          273,907      7.00%, 4/15/32
                     367,427                         367,427      6.00%, 6/15/32, Pool #584486
                      87,689                          87,689      7.00%, 7/15/32, Pool #565982
                                      306,915        306,915      7.00%, 7/15/32, Pool #581417
    601,193                                          601,193      7.50%, 7/15/32
                     237,874                         237,874      6.00%, 8/15/32, Pool #578345
                     342,435                         342,435      6.50%, 9/15/32, Pool #552765
                                    1,311,881      1,311,881      6.50%, 9/15/32, Pool #389730
    559,183                                          559,183      6.00%, 10/20/32
                      47,526          999,901      1,047,427      6.00%, 1/15/33
                     297,597          892,791      1,190,387      5.50%, 3/15/33, Pool #603549
                     546,641                         546,641      6.00%, 3/15/33, Pool #598131
                                      500,000        500,000      6.00%, 3/15/33, Pool #585210
                     498,727                         498,727      5.50%, 4/15/33, Pool #599912
                     149,726                         149,726      6.00%, 4/15/33, Pool #558945
                     199,727          699,045        898,773      5.50%, 5/15/33, Pool #611580
    335,000                                          335,000      4.89%, 7/16/34




                                                                  TENNESSEE VALLEY AUTHORITY  (0.6%)
    750,000                                          750,000      6.25%, 12/15/17, Series E



                                                                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS



                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

        RBC           Babson           Babson      Pro Forma
    Quality             Bond             Bond
     Income    Trust - Short     Trust - Long       Combined

     Shares           Shares           Shares         Shares
                                                                  U.S. TREASURY BONDS  (5.1%)
    500,000                         1,000,000      1,500,000      7.88%, 2/15/21
                                    2,650,000      2,650,000      8.125%, 5/15/21
     70,000                                           70,000      6.00%, 2/15/26
                                      350,000        350,000      6.125%, 11/15/27
    750,000                                          750,000      5.50%, 8/15/28
                                      480,000        480,000      6.125%, 8/15/29
    285,000                                          285,000      5.375%, 2/15/31

                                                                  TOTAL U.S. TREASURY BONDS


                                                                  U.S. TREASURY NOTES  (3.2%)
                      50,000                          50,000      3.00%, 11/15/07
                     450,000                         450,000      5.50%, 2/15/08
    225,000                                          225,000      5.625%, 5/15/08
                     450,000                         450,000      5.75%, 8/15/10
  1,000,000          590,000                       1,590,000      5.00%, 2/15/11
                                       60,000         60,000      4.375%, 8/15/12
    525,000                                          525,000      3.875%, 2/15/13
                                    1,200,000      1,200,000      6.25%, 8/15/23

                                                                  TOTAL U.S. TREASURY NOTES


                                                                  INVESTMENT COMPANIES  (3.2%)
                     102,700           62,479        165,178      Wells Fargo Government Institutional Money Market Fund
    378,317        1,285,533        3,418,497      5,082,347      Wells Fargo Prime Investment Money Market Fund

                                                                  TOTAL INVESTMENT COMPANIES






                                                                  Total (Cost $155,203,102) (a) - 100.0%

                                                                  ------------
                                                                  Percentages indicated are based on net assets of $162,632,311.22.
                                                                  See notes to financial statements.

[TABLE CONTINUES ON FOLLOWINGS PAGES]

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
ASSET BACKED SECURITIES  (5.2%)
AUTOMOBILES  (1.7%)
Capital Auto Receivables Asset Trust, 2.27%, 1/17/06                                  116,583        329,473        446,055
MMCA Automobile Trust, 4.15%, 5/15/06, Series 2002-1, CL A3                           125,996        409,488        535,485
MMCA Automobile Trust, 2.97%, 3/15/07                                                 161,745                       161,745
National City Auto Receivable Trust, 4.04%, 7/15/06, Series 02-A                      458,978      1,223,942      1,682,919
                                                                                  -----------    -----------   ------------
                                                                                      863,302      1,962,903      2,826,204
                                                                                  -----------    -----------   ------------
BANKING & FINANCIAL SERVICES  (2.8%)
CIT RV Trust, Series 1999-A, Class A3, 5.96%, 4/15/11                  202,174                                      202,174
Conseco Finance Securitization Corp., 6.21%, 7/1/32                                   112,781        389,606        502,387
DLJ Commercial Mortgage Corp., 7.12%, 10/10/32                         316,026                                      316,026
GMAC Commercial Mortgage Securities Inc., Class A1                     762,947                                      762,947
    6.41%, 5/15/30
Green Tree Recreational, Equipment & Consumer Trust,                    82,020                                       82,020
    Series 1997-C, Class A1, 6.49%, 2/15/18
New Century Home Equity Loan Trust, 6.70%, 10/25/28                                    56,134        140,334        196,468
Nomura Asset Securities Corp., 6.59%, 3/15/30                          618,113                                      618,113
Oakwood Mortgage Investors, Inc., 5.92%, 9/15/17                                      197,975        624,723        822,699
Residential Accredit Loans, Inc., Series 2002-QS9, Class A3,           517,576                                      517,576
    6.50%, 7/25/32
The Money Store Home Equity Trust, Series 1996-A, Class A7,             28,715                                       28,715
    7, 7.36%, 3/15/24
Washington Mutual, Inc., Series 2002-AR10, Class A6,
   4.82%, 10/25/32                                                     485,638                                      485,638
                                                                   -----------    -----------    -----------   ------------
                                                                     3,013,209        366,890      1,154,663      4,534,763
                                                                   -----------    -----------    -----------   ------------
MANUFACTURING  (0.3%)
Vanderbilt Mortgage Finance, Series 2002-C, Class A2,
    4.23%, 2/7/15                                                                     206,778        361,861        568,639
                                                                                  -----------    -----------   ------------

UTILITIES  (0.4%)
Peco Energy Transition Trust, Series 2001-A, Class A1,
    6.52%, 12/31/10                                                    591,627                                      591,627
                                                                   -----------                                  -----------

                                                                   -----------    -----------    -----------   ------------
TOTAL ASSET BACKED SECURITIES                                        3,604,836      1,436,970      3,479,427      8,521,233
                                                                   -----------    -----------    -----------   ------------

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
CORPORATE BONDS  (42.7%)

AEROSPACE/DEFENSE  (0.2%)
Lockheed Martin, 8.50%, 12/1/29                                                                      374,949        374,949
                                                                                                 -----------   ------------

AIRLINES  (1.2%)
American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09                477,321                                      477,321
Atlas Air, Inc., Series 1999-1, Class A1, 7.20%, 9/27/05               196,383                                      196,383
Boing Capital Corp., 7.10%, 9/27/05                                                    88,287        314,523        402,810
Continental Airlines, Inc., 8.05%, 11/1/20                                            210,470        716,492        926,961
                                                                   -----------    -----------    -----------   ------------
                                                                       673,704        298,757      1,031,015      2,003,475
                                                                   -----------    -----------    -----------   ------------
AUTO PARTS  (0.3%)
Autozone, Inc., 5.88%, 10/15/12                                                       138,065        320,312        458,377
                                                                                  -----------    -----------   ------------

AUTOMOTIVE  (1.6%)
DaimlerChrysler NA Holdings, 6.90%, 09/1/04                                           131,059        419,390        550,449
DaimlerChrysler NA Holdings, 4.05%, 6/4/08                                            198,281        644,414        842,695
Ford Motor Co., 6.375%, 2/1/29                                                                       145,945        145,945
Ford Motor Co., 7.45%, 7/16/31                                         141,990                       257,210        399,200
General Motors, 7.125%, 7/15/13                                                       124,333                       124,333
General Motors, 8.375%, 7/15/33                                                                      147,900        147,900
Visteon Corp., 8.25%, 8/1/10                                                          108,808        353,625        462,433
                                                                   -----------    -----------    -----------   ------------
                                                                       141,990        562,481      1,968,484      2,672,955
                                                                   -----------    -----------    -----------   ------------
BANKING & FINANCIAL SERVICES  (15.5%)
American Financial Group, 7.125%, 4/15/09                              202,990                                      202,990
Bank of America Corp., 5.25%, 2/1/07                                                   60,483        192,446        252,928
Bank of America Corp., 7.40%, 1/15/11                                                 123,045        381,439        504,484
Bank One Corp., 2.625%, 6/30/08                                        407,998                                      407,998
BankBoston NA, 7.375%, 9/15/06                                         229,304                                      229,304
Barclays Bank PLC, 6.86%, 9/15/49                                      231,202                                      231,202
BB&T Corp., 6.375%, 6/30/05                                            542,810                                      542,810
Bear Stearns Co., 3.00%, 3/30/06                                                       51,326        272,029        323,356
Bear Stearns Co., 7.80%, 8/15/07                                       287,016                                      287,016
Capital One Bank, 6.65%, 3/15/04                                       204,786                                      204,786
Capital One Bank, 4.88%, 5/15/08                                                       35,756        102,161        137,917
Cit Group, Inc., 4.13%, 2/21/06                                                       103,566        207,133        310,699
Cit Group, Inc., 7.375%, 4/02/07                                                       79,990        257,112        337,102
CitiFinancial Credit Co., 6.75%, 7/1/07                                246,531                                      246,531

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
Citigroup, Inc., 4.88%, 5/7/15                                                         61,846        170,076        231,922
Countrywide Home Loan, Series K, MTN, 5.50%, 2/1/07                    607,620        153,399        487,590      1,248,608
Donaldson, Lufkin & Jenrette, Inc., 6.875%, 11/1/05                    221,525                                      221,525
Fannie Mae, 4.625%, 5/1/13                                             241,678                                      241,678
Fannie Mae, 6.625%, 11/15/30                                           860,109                                      860,109
Ford Credit Auto Owner Trust, 4.14%, 12/15/05                                         178,985        542,068        721,052
Ford Credit Auto Owner Trust, Series 2003-A, 2.20%, 7/17/06                           126,646                       126,646
Ford Motor Credit Co., 7.60%, 8/1/05                                                                 537,103        537,103
Ford Motor Credit Co., 7.875%, 6/15/10                                                214,609                       214,609
Ford Motor Credit Co., 7.375%, 2/1/11                                  206,774                                      206,774
Ford Motor Credit Co., 7.25%, 10/25/11                                                 77,225                        77,225
Franklin Resources, Inc., 3.70%, 4/15/08                                               40,978        102,444        143,422
GATX Financial Corp., Series D, 6.88%, 12/15/06                                        70,609        191,654        262,264
GE Capital Commercial Mortgage Corp., 5.03%, 12/10/35                                 239,538        709,737        949,274
General Electric Capital Corp., Series A, MTN, 6.125%, 2/22/11         285,073                                      285,073
General Electric Capital Corp., 5.88%, 2/15/12                                         89,642        672,314        761,956
General Motors Acceptance Corp., MTN, 8.375%, 2/22/05                  538,990                                      538,990
General Motors Acceptance Corp., 7.75%, 1/19/10                                       215,521        538,804        754,324
General Motors Acceptance Corp., Series 2001-J5, 6.75%, 11/25/31                                     514,804        514,804
Goldman Sachs Group, Inc., 4.13%, 1/15/08                                              78,895        210,388        289,283
Goldman Sachs Group, Inc., MTN, 7.35%, 10/1/09                         304,212                                      304,212
Household Finance Corp., 5.75%, 1/30/07                                551,820                                      551,820
Household Finance Corp., 6.375% 10/15/11                                              187,923                       187,923
Household Finance Corp., 6.38%, 11/27/12                                               45,647         85,589        131,236
HSBC Holding PLC, 5.25%, 12/12/12                                                      58,768        160,277        219,045
International Bank for Reconstruction & Development,                   540,460                                      540,460
    4.375%, 9/28/06
Jefferies Group, Inc., 7.50%, 8/15/07                                                  89,495        246,112        335,608
John Deere Capital Corp., 5.125%, 10/19/06                                             86,926        228,182        315,108
JP Morgan Chase & Co., 7.25%, 6/1/07                                   289,851                                      289,851
KeyCorp, 6.75%, 3/15/06                                                558,520                                      558,520
KFW International Finance, Inc., 4.75%, 1/24/07                        217,078                                      217,078
Kredit Fuer Wiederaufbau, 3.38%, 1/23/08                                              103,349        232,535        335,884
Lehman Brothers Holdings, 7.75%, 1/15/05                               548,893                                      548,893
MBNAMaster Credit Card Trust, 5.90%, 8/15/11                                          172,176        573,918        746,095
Mellon Funding Corp., 7.50%, 6/15/05                                   221,994                                      221,994
Merrill Lynch & Co., 2.47%, 3/10/06                                                   111,095        318,135        429,230
Merrill Lynch & Co., 6.375%, 10/15/08                                  578,299                                      578,300

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
National Rural Utilities, 7.25%, 3/1/12                                               191,898                       191,898
National Rural Utilities, 8.00%, 3/1/32                                                              485,207        485,207
New Valley Generation IV, 4.69%, 1/15/22                                                             104,230        104,230
SunTrust Bank, Inc., 6.375%, 4/1/11                                    291,473                                      291,473
Synovus Financial Corp., 7.25%, 12/15/05                               562,854                                      562,855
Textron Financial Corp., MTN, 5.95%, 3/15/04                                          128,428        385,283        513,711
US Bancorp, 8.00%, 7/2/04                                              532,547                                      532,547
US Bancorp, 6.875%, 9/15/07                                            220,661                                      220,661
Verizon Global Funding Corp., 4.00%, 1/15/08                                          104,532                       104,532
Verizon Global Funding Corp., 7.375%, 9/1/12                                                         342,227        342,227
Verizon Global Funding Corp., 7.75%, 12/1/30                                                         349,636        349,636
Wachovia Corp., 7.45%, 7/15/05                                         555,705                                      555,705
Washington Mutual, Inc., 5.625%, 1/15/07                               220,438                                      220,438
Wells Fargo & Co., 5.13%, 2/15/07                                                     175,182        547,442        722,624
                                                                   -----------    -----------    -----------   ------------
                                                                    11,509,211      3,457,478     10,148,075     25,114,765
                                                                   -----------    -----------    -----------   ------------
BUILDING PRODUCTS  (0.1%)
Masco Corp., 6.75%, 3/15/06                                                           172,508                       172,508
                                                                                  -----------                  ------------
CABLE  (1.3%)
Comcast Cable Communications, 6.375%, 1/30/06                                         169,264        551,473        720,737
Comcast Corp., 8.875%, 4/1/07                                          316,934                                      316,934
Comcast Corp., 5.50%, 3/15/11                                          160,364                                      160,364
Cox Communications, Inc., 7.75%, 11/1/10                                              183,746        661,487        845,233
                                                                   -----------    -----------    -----------   ------------
                                                                       477,298        353,010      1,212,960      2,043,268
                                                                   -----------    -----------    -----------   ------------
CHEMICALS  (0.5%)
E.I. Du Pont de Nemours & Co., 8.25%, 9/15/06                          593,990                                      593,990
                                                                   -----------                                 ------------
Ecolab, Inc., 6.875%, 2/1/2011, 6.875%, 2/1/11                                        164,639                       164,639
                                                                                  -----------                  ------------
                                                                                                                    758,629
                                                                                                               ------------
COMMERCIAL SERVICES  (0.4%)
Electronic Data Systems, 7.125%, 10/15/09                                              32,299         75,365        107,664
                                                                                  -----------    -----------
First Data Corp., 4.70%, 11/1/06                                       538,570                                      538,569
                                                                   -----------                                 ------------
                                                                                                                    646,233
                                                                                                               ------------
COMPUTER INDUSTRY  (0.2%)
IBM Corp., 4.875%, 10/1/06                                             271,688                                      271,688
                                                                   -----------                                 ------------

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
CONSUMER GOODS & SERVICES  (0.3%)
Kimberly-Clark Corp., 5.625%, 2/15/12                                  279,739                                      279,739
                                                                   -----------                                 ------------
Newell Rubbermaid, Inc., 4.00%, 5/1/10                                                 35,717        102,048        137,765
                                                                                  -----------    -----------   ------------
                                                                                                                    417,504
                                                                                                               ------------
DIVERSIFIED OPERATIONS  (0.9%)
Brascan Corp., 8.13%, 12/15/08                                                         71,226        237,418        308,644
Cendant Corp., 7.38%, 1/15/13                                                         112,100        295,000        407,100
United Tech Corp., 6.35%, 03/01/11                                                    197,416        592,249        789,665
                                                                                  -----------    -----------   ------------
                                                                                      380,742      1,124,667      1,505,409
                                                                                  -----------    -----------   ------------
EDUCATION  (0.4%)
Scholastic Corp., 5.75%, 1/15/07                                                      164,144        547,147        711,290
                                                                                  -----------    -----------   ------------

ELECTRIC - INTEGRATED  (1.4%)
American Electric Power Co., Inc., 6.125%, 5/15/06                     147,981                                      147,981
Consolidated Edison, Inc., 6.15%, 7/1/08                                              113,930        341,789        455,720
Constellation Energy Group, 7.60%, 4/1/32                              162,276                                      162,276
Dominion Resources, Inc., 7.82%, 9/15/04                                              160,842        482,524        643,365
Dominion Resources, Inc., 5.70%, 9/17/12                                               54,992        164,977        219,969
GE Co., 5.00%, 2/1/13                                                                 105,827         52,914        158,741
Progress Energy, Inc., 7.00%, 10/1/03                                                  25,373         76,118        101,490
Progress Energy, Inc., 6.55%, 3/1/04                                                   92,866                        92,866
Progress Energy, Inc., 5.85%, 10/30/08                                 220,872                                      220,873
                                                                   -----------    -----------    -----------   ------------
                                                                       531,129        553,830      1,118,322      2,203,281
                                                                   -----------    -----------    -----------   ------------
ENERGY  (2.2%)
BP Canada Energy Co., 6.75%, 2/15/05                                   216,483                                      216,483
Conoco, Inc., 6.35%, 04/15/09                                                         204,797                       204,798
Consolidated Natural Gas, 6.25%, 11/01/11                                              80,512        258,788        339,300
Duke Energy Field Services, 7.875%, 8/16/10                                           186,869                       186,869
Enterprise Products Partners LP, 7.50%, 2/1/11                                        186,066        594,211        780,279
Keyspan Gas East, 6.90%, 1/15/08                                                      161,533        519,213        680,746
Kinder Morgan Energy Partners LP, 7.13%, 3/15/12                                       89,905        299,682        389,587
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32                       189,138                                      189,138
Midamerican Energy Co., 5.13%, 1/15/13                                                132,693        345,001        477,693
Tosco Corp., 7.80%, 1/1/27                                             192,361                                      192,361
                                                                   -----------    -----------    -----------   ------------
                                                                       597,982      1,042,375      2,016,895      3,657,254
                                                                   -----------    -----------    -----------   ------------
ENTERTAINMENT/LEISURE  (0.2%)
International Game Technology, 8.38%, 5/15/09                                          67,571        178,142        245,714
                                                                                  -----------    -----------   ------------

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
FOOD & BEVERAGES  (1.5%)
Anheuser Busch, 6.00%, 4/15/11,                                                       177,867        573,766        751,632
Coca-Cola Enterprises, 5.375%, 8/15/06                                 548,801                                      548,801
Diageo PLC, 7.125%, 9/15/04                                            267,340                                      267,340
General Mills, Inc., 5.125%, 2/15/07                                   326,798                                      326,798
Hershey Foods Corp., 7.20%, 8/15/27                                                                  509,145        509,145
Tyson Foods, 8.25%, 10/1/11                                                            17,788                        17,788
                                                                   -----------    -----------    -----------   ------------
                                                                     1,142,939        195,655      1,082,911      2,421,504
                                                                   -----------    -----------    -----------   ------------
FOREIGN AGENCIES  (0.3%)
Canadian Government, 5.25%, 11/5/08                                    282,219                                      282,219
Ontario Province, 5.50%, 10/1/08                                       282,374                                      282,374
                                                                   -----------                                 ------------
                                                                       564,593                                      564,593
                                                                   -----------                                 ------------
HEALTH CARE  (1.0%)
Cardinal Health, Inc., 6.75%, 2/15/11                                                                594,294        594,293
Eli Lilly, 5.50%, 7/15/06                                                             171,278                       171,278
Humana, Inc., 7.25%, 8/1/06                                                           111,108        361,102        472,211
United Healthcare Corp., 5.20%, 7/17/07                                               163,497                       163,497
Wyeth, 6.25%, 3/15/06                                                  221,767                                      221,767
                                                                   -----------    -----------    -----------   ------------
                                                                                      445,883        955,396      1,623,046
                                                                                  -----------    -----------   ------------
INDUSTRIALS  (0.5%)
Tyco International Group SA, 6.375%, 2/15/06                                          157,125        523,750        680,875
Tyco International Group SA, 6.38%, 10/15/11                                           47,700        121,900        169,600
                                                                                  -----------    -----------   ------------
                                                                                      204,825        645,650        850,475
                                                                                  -----------    -----------   ------------
INSURANCE  (0.3%)
AIG SunAmerica, Inc., MTN, 5.75%, 2/16/09                              549,701                                      549,701
                                                                   -----------                                 ------------

MACHINERY & EQUIPMENT  (0.5%)
Caterpillar, Inc., 7.25%, 9/15/09                                      243,665                                      243,665
                                                                   -----------
Ingersoll-Rand Co., 5.80%, 6/1/04                                                     130,058        364,163        494,222
                                                                                  -----------    -----------   ------------
                                                                                                                    737,887
                                                                                                               ------------
MEDIA  (1.5%)
Clear Channel Communications, 4.25%, 5/15/09                                           76,055        228,165        304,220
Gannett Co., Inc., 4.95%, 04/1/05                                                     185,055        528,730        713,785
News America Holdings, Inc., 7.70%, 10/30/25                           152,865                                      152,865
Time Warner Communications, Inc., 8.11%, 8/15/06                       459,875                                      459,875
Time Warner Communications, Inc., 6.95%, 1/15/28                       133,820                                      133,820
Time Warner Entertainment Co., LP, 8.875%, 10/1/12                     234,853                                      234,853
Time Warner, Inc., 5.625%, 05/1/05                                                     69,042                        69,042

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
Time Warner, Inc., 6.875%, 5/1/12                                                      85,795                        85,795
Time Warner, Inc., 7.625%, 4/15/31                                                                    98,467         98,467
Time Warner, Inc., 7.70%, 5/1/32                                                                     128,906        128,906
                                                                   -----------    -----------    -----------   ------------
                                                                       981,413        415,947        984,268      2,381,628
                                                                   -----------    -----------    -----------   ------------
METALS  (0.1%)
Inco Ltd., 7.75%, 5/15/12                                              118,469                                      118,469
                                                                   -----------                                 ------------

PAPER PRODUCTS  (0.6%)
Avery Dennison Corp., 6.76%, 4/15/05                                                  162,860        488,581        651,441
                                                                                  -----------
Avery Dennison Corp., 6.00%, 1/15/33                                                                 106,876        106,876
                                                                                                 -----------
International Paper Co., 6.125%, 11/1/03                               203,094                       595,457        203,094
                                                                   -----------                   -----------   ------------
                                                                                                                    961,411
                                                                                                               ------------
PETROLEUM REFINING  (1.3%)
Amerada Hess Corp., 7.125%, 3/15/33                                                                  331,171        331,171
Apache Corp., 6.25%, 4/15/12                                                          116,640        349,920        466,560
Conoco, Inc., 6.95%, 4/15/29                                                                         362,132        362,132
Tosco Corp., 7.25%, 1/1/07                                                            200,246        715,163        915,408
                                                                                  -----------    -----------   ------------
                                                                                      316,886      1,758,387      2,075,271
                                                                                  -----------    -----------   ------------
REAL ESTATE  (0.6%)
EOP Operating LP, 6.50%, 6/15/04                                       209,159                                      209,159
                                                                   -----------
Kimco Realty Corp., 7.86%, 11/1/07                                                    178,414        594,714        773,129
                                                                                  -----------    -----------   ------------
                                                                                                                    982,288
                                                                                                               ------------
RESEARCH & DEVELOPMENT  (0.3%)
Science Applications International Corp., 6.25%, 7/1/12                434,082                                      434,082
                                                                   -----------                                 ------------

RESTAURANTS  (0.3%)
Darden Restaurants, Inc., 8.375%, 9/15/05                              563,462                                      563,462
                                                                   -----------                                 ------------

RETAIL  (2.2%)
Albertson's, Inc., 7.50%  2/15/11                                                                    467,999        467,999
Fred Meyer, Inc., 7.45%, 3/1/08                                                       174,952        524,858        699,809
Kroger Co., 7.375%, 3/1/05                                             215,995                                      215,995
Kroger Co., 7.50%, 4/1/31                                               47,442                                       47,442
Safeway, Inc., 6.05%, 11/15/03                                                        152,267        558,311        710,577
Safeway, Inc., 7.25%, 9/15/04                                          212,516                                      212,516

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
Supervalu, Inc., 7.50%, 5/15/12                                                        79,945        256,966        336,911
Target Corp., 7.50%, 2/15/05                                           546,326                                      546,327
Wal-Mart Stores, Inc., 6.875%, 8/10/09                                 300,889                                      300,890
                                                                   -----------    -----------    -----------   ------------
                                                                     1,323,168        407,164      1,808,134      3,538,466
                                                                   -----------    -----------    -----------   ------------
SOVEREIGN  (0.0%)
Small Business Administration, 9.80%, 7/1/08                                            5,118         30,709         35,828
                                                                                  -----------
Small Business Administration, 10.05%, 8/1/08                                                          8,294          8,294
Small Business Administration, 10.05%, 4/1/09                                                         24,215         24,215
                                                                                                 -----------   ------------
                                                                                                      63,218         68,337
                                                                                                 -----------   ------------
TELECOMMUNICATIONS  (2.9%)
Aramark Services, Inc., 8.15%, 5/1/05                                                  54,801        164,403        219,204
AT&T Wireless Services, Inc., 8.75%, 3/1/31                            123,607                                      123,607
Bellsouth SAV-ESOT, 9.19%, 7/1/03                                                      89,690        123,690        213,380
British Telecom PLC, 7.875%, 12/15/05                                  284,709                                      284,710
British Telecom PLC, 8.125%, 12/15/10                                                 126,688                       126,688
British Telecom PLC, 8.625%, 12/15/30                                                                362,955        362,955
Deutsche Telekom International Finance, 8.25%, 6/15/05                 278,782                                      278,782
France Telecom, 9.00%, 3/1/11                                                          63,038                        63,038
France Telecom, 9.75%, 3/1/31                                                                        118,034        118,034
SBC Communications, Inc., 7.00%, 8/15/05                                               94,591                        94,591
SBC Communications, Inc., 5.875%, 2/1/12                               280,657                                      280,657
Sprint Capital Corp., 7.125%, 1/30/06                                                  76,664                        76,664
Sprint Capital Corp., 6.90%; 5/1/19                                                                  157,576        157,576
Sprint Capital Corp., 6.875%, 11/15/28                                 300,970                                      300,971
Telefonica Europe BV, 7.35%, 9/15/05                                                  167,575        642,370        809,945
Verizon Virginia, Inc., 4.625%, 3/15/13                                               231,637                       231,637
Vodafone Group PLC, 5.38%, 1/30/15                                                     80,308        214,155        294,463
WorldCom, Inc., 6.50%, 15/5/04                                                         20,825         74,375         95,200
WorldCom, Inc., 8.00%, 5/15/06                                                        163,625                       163,625
WorldCom, Inc., 8.25%, 15/5/31                                                                       346,588        346,587
                                                                   -----------    -----------    -----------   ------------
                                                                     1,268,725      1,169,442      2,204,146      4,642,314
                                                                   -----------    -----------    -----------   ------------
TEXTILES  (0.3%)
VF Corp., 8.10%, 10/1/05                                               561,921                                      561,921
                                                                   -----------                                 ------------
TOBACCO  (0.1%)
Altria Group, Inc., 7.00%, 7/15/05                                     212,126                                      212,126
                                                                   -----------                                 ------------

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
TRANSPORTATION & SHIPPING  (1.2%)
Burlington Northern Santa Fe Corp.,                                    580,316                                      580,316
   Series H, 9.25%, 10/1/06
Canadian National Railways, 6.38%, 10/15/11                                           169,068        518,863        687,931
                                                                                  -----------
Norfolk Southern Corp., 6.20%, 4/15/09                                 227,674                                      227,674
Norfolk Southern Corp., 7.25%, 2/15/31                                                               539,170        539,170
                                                                   -----------                   -----------   ------------
                                                                       807,990                     1,058,033      2,035,091
                                                                   -----------                   -----------   ------------
UTILITIES  (0.5%)
Florida Power & Light Co., 5.85%, 2/1/33                                                             247,299        247,299
                                                                                                ------------
Niagra Mohawk Power Co., 7.75%, 5/15/06                                572,460                                      572,459
                                                                   -----------                                 ------------
                                                                                                                    819,758
                                                                                                               ------------
                                                                   -----------    -----------    -----------   ------------
TOTAL CORPORATE BONDS                                               25,594,035     11,224,936     32,580,156     69,399,129
                                                                   -----------    -----------    -----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (4.0%)
BANKING & FINANCIAL SERVICES  (4.0%)
Chase Commercial Mortgage Securities Corp., Series 1996-1,                            198,582        617,811        816,394
    Class A2, 7.60%, 3/18/06
CS First Boston Mortgage Securites Corp., 6.52%, 7/17/07                              428,744      1,339,823      1,768,567
GSR Mortgage Loan Trust, 6.50%, 9/25/32                                                62,875        199,105        261,980
JP Morgan Commercial Mortgage Finance Corp., 6.51%, 10/15/35                          288,334      1,730,004      2,018,337
Master Asset Securitization Trust, 6.50%, 10/25/32                                    169,221        338,442        507,663
Residential Accredit Loans, Inc., 6.75%, 5/25/28                                                     239,072        239,072
Residential Accredit Loans, Inc., 8.00%, 7/25/30                                                     458,237        458,237
Vendee Mortgage Trust, 7.75%, 5/15/22                                                 109,304        352,202        461,506
                                                                                  -----------    -----------   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                           1,257,060      5,274,696      6,531,756
                                                                                  -----------    -----------   ------------

FOREIGN GOVERNMENT BONDS  (0.2%)
Hellenic Republic, 6.95%, 3/4/08                                                      177,098                       177,098
Republic of Chile, 5.50%, 1/15/13                                                      53,025        159,075        212,100
                                                                                  -----------    -----------   ------------
TOTAL FOREIGN GOVERNMENT BONDS                                                        230,123        159,075        389,198
                                                                                  -----------    -----------   ------------

MUNICIPAL BONDS  (0.3%)
Illinois State, 5.10%, 6/1/33                                                                        427,766        427,766
                                                                                                 -----------   ------------
TOTAL MUNICIPAL BONDS                                                                                427,766        427,766
                                                                                                 -----------   ------------

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
U.S. GOVERNMENT AGENCY OBLIGATIONS  (36.1%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (14.3%)
6.625%, 10/15/07                                                                     $557,343                       557,344
7.00%, 12/1/07, Pool #44027                                                            16,352         88,049        104,401
5.75%, 2/15/08                                                                        399,750                       399,750
6.42%, 11/1/08, Pool #380828                                                                         325,546        325,546
8.25%, 1/1/09, Pool #72923                                                              3,763         36,120         39,883
8.00%, 2/1/09, Pool #51686                                                                            34,588         34,588
5.375%, 11/15/11                                                       185,580                                      185,580
8.50%, 7/1/13, Pool #7183                                                                             10,932         10,932
5.50%, 3/1/17, Pool #626582                                                           112,999                       112,999
5.50%, 3/1/17, Pool #630317                                                                          105,267        105,267
5.50%, 3/1/17, Pool #637059                                                                          604,558        604,558
5.50%, 3/1/17, Pool #633116                                                                          335,144        335,144
5.50%, 3/1/17, Pool #627487                                                            51,650                        51,650
5.50%, 4/1/17, Pool #633288                                                                           28,857         28,857
5.50%, 5/1/17, Pool #644943                                                           337,069                       337,069
5.50%, 6/1/17, Pool #648359                                                                          408,802        408,802
5.00%, 8/1/17                                                          443,881                                      443,881
5.50%, 8/1/17                                                          824,410                                      824,410
5.50%, 9/1/17, Pool #639981                                                                        1,922,179      1,922,178
5.50%, 11/1/17                                                                        711,501                       711,502
5.50%, 2/1/18                                                                                        889,460        889,460
5.00%, 3/1/18, Pool #675713                                                           352,548                       352,548
9.50%, 6/25/18, Series 88-16, Class B                                                                 38,933         38,933
9.25%, 10/1/20, Pool #124425                                                            6,927         13,162         20,089
7.00%, 2/1/26                                                        1,632,077                                    1,632,076
6.50%, 3/1/29, Pool #490107                                                           319,128        398,909        718,037
6.50%, 5/1/29                                                          320,564                                      320,564
6.50%, 6/1/29, Pool #500680                                                             6,030                         6,030
7.50%, 9/1/29, Pool #252717                                                           148,413        494,708        643,121
7.00%, 10/1/29, Pool #511995                                                                          94,400         94,400
7.00%, 12/1/29, Pool #252924                                                          121,651                       121,651
7.00%, 1/1/30, Pool #524532                                                                            3,152          3,152
7.00%, 2/1/30, Pool #502368                                                                           29,513         29,513
7.00%, 2/1/30, Pool #519217                                                                            3,953          3,953
7.00%, 2/1/30, Pool #527759                                                                          117,654        117,654
7.00%, 2/1/30, Pool #529175                                                             2,847                         2,847

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
7.00%, 2/1/30, Pool #528731                                                                          182,199        182,199
6.50%, 5/1/31, Pool #579412                                                           114,034        190,057        304,091
6.50%, 9/1/31, Pool #622545                                                           397,962                       397,962
6.50%, 10/1/31, Pool #611276                                                          372,851        932,128      1,304,978
5.50%, 1/1/32, Pool #625183                                                           126,216        394,936        521,152
6.50%, 1/1/32, Pool #622203                                                           213,960                       213,960
6.50%, 4/1/32, Pool #642398                                                            86,732        260,196        346,927
6.50%, 8/1/32, Pool #254406                                                           141,821        393,948        535,770
6.50%, 8/1/32                                                                         510,132        680,176      1,190,308
6.00%, 11/1/32, Pool #545993                                                          266,462                       266,462
5.50%, 3/1/33, Pool #688129                                                           485,482        511,034        996,516
6.00%, 3/1/33, Pool #686602                                                           522,114                       522,115
5.00%, 4/1/33                                                                                        660,820        660,820
5.00%, 5/1/33                                                                                         50,836         50,836
5.50%, 5/1/33                                                                         515,230                       515,230
5.50%, 7/1/33                                                        1,033,750                                    1,033,750
5.50%, 6/1/33                                                                         258,233      1,549,392      1,807,624
                                                                   -----------    -----------    -----------   ------------
                                                                     4,440,262      7,159,200     11,789,608     23,389,069
                                                                   -----------    -----------    -----------   ------------
FEDERAL HOME LOAN MORTGAGE CORP. (8.4%)
7.75%, 4/1/08, Pool #182177                                                                           36,051         36,051
8.25%, 7/1/08, Pool #272536                                                               320                           320
7.75%, 11/1/08, Pool #253325                                                                          12,237         12,237
8.00%, 8/1/09, Pool #252671                                                                            4,767          4,767
8.25%, 10/1/10, Pool #185890                                                                          37,535         37,535
8.00%, 1/1/12, Pool #G10625                                                           116,486                       116,486
9.00%, 6/1/16, Pool #170170                                                            25,404         31,452         56,856
8.00%, 5/1/17, Pool #291661                                                            16,973                        16,973
8.00%, 10/1/18, Pool #306588                                                                          66,794         66,794
9.00%, 10/1/18, Pool #D09479                                                                          15,399         15,399
7.50%, 2/1/21, Pool #D56168                                                                          150,748        150,748
9.00%, 5/15/21                                                                         16,404                        16,404
5.50%, 2/15/26                                                       1,031,920                                    1,031,920
6.00%, 11/1/28                                                                        782,869      2,544,327      3,327,197
7.00%, 8/15/29, Series 2178, Class PB                                                                275,688        275,688
7.50%, 2/1/30, Pool #C00921                                                           108,677        217,353        326,030
7.50%, 2/1/30, Pool #C55867                                                           542,851        542,851      1,085,702
7.50%, 1/1/31, Pool #C46932                                                                          366,917        366,917

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
6.50%, 06/01/31, Pool #C01184                                                                        696,354        696,354
7.00%, 9/1/31, Pool #G01311                                                            90,103                        90,103
5.50%, 11/1/31, Pool #C01283                                                          163,105                       163,105
6.50%, 8/1/32, Pool #C69600                                                           269,743        298,748        568,491
6.50%, 8/1/32, Pool #G01444                                                            94,390        660,729        755,118
6.00%, 11/1/32                                                       1,845,355                                    1,845,354
5.50%, 12/1/32                                                         972,580                                      972,580
6.00%, 4/1/33                                                                         155,365      1,553,646      1,709,012
                                                                   -----------    -----------    -----------   ------------
                                                                     3,849,855      2,382,690      7,511,596     13,744,141
                                                                   -----------    -----------    -----------   ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (12.8%)
7.50%, 3/15/07, Pool #16497                                                                           10,427         10,427
7.50%, 3/15/07, Pool #16308                                                                           14,990         14,990
7.50%, 7/15/07, Pool #15750                                                                           52,921         52,921
8.00%, 10/15/07, Pool #19081                                                            5,405         74,549         79,954
8.00%, 11/15/09, Pool #780332                                                         172,094        958,976      1,131,070
7.50%, 10/15/11, Pool #433258                                                          10,028                        10,028
7.50%, 10/15/11, Pool #433263                                                          99,470                        99,470
7.50%, 11/15/11, Pool #398964                                                         111,199                       111,199
5.28%, 11/16/15                                                        231,235                                      231,235
9.50%, 4/15/16, Pool #152589                                                                          10,825         10,825
3.31%, 4/16/17                                                         260,837                                      260,837
9.50%, 1/15/19, Pool #269020                                                                          23,425         23,425
9.50%, 9/15/19, Pool #275465                                                            1,403                         1,403
8.00%, 5/15/22, Pool #323284                                                                          55,132         55,132
8.00%, 12/15/22, Pool #344173                                                          54,938                        54,938
6.50%, 8/15/23, Pool #361064                                                                          26,719         26,719
6.50%, 9/15/23, Pool #352076                                                          177,823                       177,823
6.50%, 11/15/23, Pool #363767                                                                         26,873         26,873
6.50%, 12/15/23, Pool #345089                                                         112,850                       112,850
6.50%, 12/15/23, Pool #342206                                                                         25,813         25,813
6.50%, 2/15/24, Pool #374927                                                                          41,692         41,692
6.50%, 3/15/24, Pool #366732                                                                         399,427        399,427
7.00%, 3/15/24, Pool #380866                                                                       1,267,641      1,267,640
7.00%, 5/15/24, Pool #376510                                                          174,651                       174,651
6.50%, 6/15/24, Pool #378316                                                                         466,016        466,016
4.695%, 12/16/24                                                       532,264                                      532,264
8.00%, 11/15/26, Pool #441009                                                         111,883                       111,883

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
8.00%, 12/15/26, Pool #442164                                                                      1,055,425      1,055,425
6.00%, 2/15/29, Pool #498366                                                                         723,882        723,882
7.00%, 12/15/29, Pool #781124                                                         604,891        650,257      1,255,147
6.00%, 5/15/31, Pool #549180                                                           19,305                        19,305
6.50%, 5/15/31                                                                         29,166        174,999        204,166
6.50%, 7/15/31, Pool #543325                                                          196,122                       196,122
6.50%, 8/15/31, Pool #485682                                                           28,265        164,204        192,469
6.00%, 9/20/31                                                         237,029                                      237,029
6.50%, 10/15/31, Pool #538505                                                                        236,090        236,090
6.00%, 11/15/31, Pool #564503                                                                         17,948         17,948
6.50%, 11/15/31, Pool #568184                                                          30,742        311,039        341,781
6.50%, 11/15/31, Pool #571281                                                                        223,873        223,873
6.00%, 1/15/32, Pool #567438                                                                         573,133        573,133
6.00%, 2/15/32, Pool #552381                                                          206,652                       206,652
6.50%, 4/15/32, TBA                                                                    97,399                        97,399
7.00%, 4/15/32                                                         289,305                                      289,305
6.00%, 6/15/32, Pool #584486                                                          385,449                       385,449
7.00%, 7/15/32, Pool #565982                                                           92,646                        92,646
7.00%, 7/15/32, Pool #581417                                                                         324,264        324,264
7.50%, 7/15/32                                                         638,765                                      638,766
6.00%, 8/15/32, Pool #578345                                                          249,542                       249,542
6.50%, 9/15/32, Pool #552765                                                          359,674                       359,674
6.50%, 9/15/32, Pool #389730                                                                       1,377,925      1,377,924
6.00%, 10/20/32                                                        582,943                                      582,943
6.00%, 1/15/33                                                                         49,894      1,049,716      1,099,611
5.50%, 3/15/33, Pool #603549                                                          310,616        931,850      1,242,467
6.00%, 3/15/33, Pool #598131                                                          573,462                       573,461
6.00%, 3/15/33, Pool #585210                                                                         524,531        524,531
5.50%, 4/15/33, Pool #599912                                                          520,546                       520,546
6.00%, 4/15/33, Pool #558945                                                          157,072                       157,072
5.50%, 5/15/33, Pool #611580                                                          208,465        729,629        938,094
4.89%, 7/16/34                                                         346,205                                      346,205
                                                                   -----------    -----------    -----------   ------------
                                                                     3,118,583      5,151,652     12,524,191     20,794,426
                                                                   -----------    -----------    -----------   ------------

TENNESSEE VALLEY AUTHORITY  (0.6%)
6.25%, 12/15/17, Series E                                              896,294                                      896,294
                                                                   -----------                                 ------------

                                                                   -----------    -----------    -----------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                            12,304,994     14,693,542     31,825,395     58,823,930
                                                                   -----------    -----------    -----------   ------------

                   Schedule of Portfolio Investments Pro Forma
     RBC Quality Income, Babson Bond Trust Long and Babson Bond Trust Short
                               As of June 30, 2003
                                   (Unaudited)

                                                                   RBC Quality    Babson Bond    Babson Bond      Pro Forma
                                                                        Income  Trust - Short   Trust - Long       Combined
                                                                        Market         Market         Market         Market
                                                                     Value ($)      Value ($)      Value ($)      Value ($)
U.S. TREASURY BONDS  (5.1%)
7.88%, 2/15/21                                                         713,828                     1,427,969      2,141,797
8.125%, 5/15/21                                                                                    3,870,762      3,870,761
6.00%, 2/15/26                                                          83,675                                       83,675
6.125%, 11/15/27                                                                                     426,153        426,153
5.50%, 8/15/28                                                         843,662                                      843,662
6.125%, 8/15/29                                                                                      586,669        586,669
5.375%, 2/15/31                                                        320,926                                      320,926
                                                                   -----------                   -----------   ------------
TOTAL U.S. TREASURY BONDS                                            1,962,091                     6,311,553      8,273,643
                                                                   -----------                   -----------   ------------

U.S. TREASURY NOTES  (3.2%)
3.00%, 11/15/07                                                                        51,590                        51,590
5.50%, 2/15/08                                                                        512,877                       512,877
5.625%, 5/15/08                                                        257,941                                      257,941
5.75%, 8/15/10                                                                        526,869                       526,869
5.00%, 2/15/11                                                       1,122,461        662,437                     1,784,899
4.375%, 8/15/12                                                                                       64,352         64,352
3.875%, 2/15/13                                                        540,237                                      540,237
6.25%, 8/15/23                                                                                     1,470,282      1,470,282
                                                                   -----------    -----------    -----------   ------------
TOTAL U.S. TREASURY NOTES                                            1,920,639      1,753,773      1,534,634      5,209,047
                                                                   -----------    -----------    -----------   ------------

INVESTMENT COMPANIES  (3.2%)
Wells Fargo Government Institutional Money Market Fund                                102,700         62,479        165,178
Wells Fargo Prime Investment Money Market Fund                         378,317      1,285,533      3,418,497      5,082,347
                                                                   -----------    -----------    -----------   ------------
TOTAL INVESTMENT COMPANIES                                             378,317      1,388,233      3,480,976      5,247,525
                                                                   -----------    -----------    -----------   ------------




                                                                   -----------    -----------    -----------   ------------
Total (Cost $155,203,102) (a) - 100.0%                             $45,764,912    $31,984,637    $85,073,678   $162,823,227
                                                                   ===========    ===========    ===========   ============
------------
Percentages indicated are based on net assets of $162,632,311.22.
See notes to financial statements.

                                RBC FUNDS, INC.
               NOTES TO PRO FORMA FINANCIAL STATEMENTS - CONTINUED
                                   (UNAUDITED)

1.   BASIS OF COMBINATION:
     ---------------------

                  The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedule of Portfolio Investments reflect the accounts of three investment portfolios offered by RBC Dain Rauscher Corp. ("RBC Dain"), a Minneapolis, Minnesota-based holding company: RBC Quality Income Fund ("Quality Income") and D.L. Babson Bond Trust Portfolio L ("Bond Trust Fund L") and D.L. Babson Bond Trust Porfolio S ("Bond Trust Fund S") (individually a "Fund," collectively the "Funds") as if the proposed reorganization (the "Reorganization") occurred as of and for the year ended June 30, 2003 and taking into account contractual fee changes expected to have a continuing impact on the Funds. These statements have been derived from books and records utilized in calculating daily net asset value at June 30, 2003.

                  The Plan of Reorganization provides that the Quality Income Fund would acquire all of the assets and subject to liabilities, of the Bond Trust Fund L and Bond Trust Fund S in exchange solely for Quality Income Fund's S shares. The Reorganization is anticipated to occur on or about March 31, 2004 (the "Closing Date").

                  For accounting purposes, the historical basis of assets and liabilities of the Quality Income Fund will survive the Reorganization.

                  In exchange for the transfer of assets, subject to liabilities, the Quality Income Fund will issue to the Bond Trust Fund L and the Bond Trust Fund S full and fractional shares of the Quality Income Fund's S class, and the Bond Trust Fund L and Bond Trust Fund S will make a liquidating distribution of such shares to its shareholders. The value of the shares of the Quality Income Fund S class so issued will be equal in value to the full and fractional shares of the Bond Trust Fund that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the Bond Trust Fund L and Bond Trust Fund S will attach to the assets so transferred to the Quality Income Fund and may thereafter be enforced against the Quality Income Fund to the extent of the assets received as if such liabilities had been incurred by it.

                  The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                  Under generally accepted accounting principles, the Quality Income Fund's basis, for purposes of determining net asset value, of the assets and liabilities of the Bond Trust Fund L and Bond Trust Fund S will be the fair market value of such assets and liabilities computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. eastern time) on the business day proceeding the Closing Date. The Quality Income Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization.

                  It is the Quality Income Fund's intention to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains

                                RBC FUNDS, INC.
               NOTES TO PRO FORMA FINANCIAL STATEMENTS - CONTINUED
                                   (UNAUDITED)

to shareholders. Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

                  The accompanying pro forma financial statements represent the Quality Income Fund, and reflect the combined results of operations of the Quality Income Fund. However, should the Reorganization be effected, the historical statements of operations of the Quality Income Fund will not be restated to take into account the addition of the Bond Trust Fund L's and Bond Trust Fund S's assets and liabilities. The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference into the Statement of Additional Information.

2.   EXPENSES:
     ---------

INVESTMENT ADVISORY FEES:

                  Under the terms of an Investment Advisory Agreement, Voyageur Asset Management Inc. ("Voyageur" or "Adviser") manages the investment of the assets and supervises the daily business affairs of the Funds. Under the terms of the Investment Advisory Agreement, the Funds pay Voyageur an annual investment advisory fee based on that Fund's average daily net assets. Additional information regarding investment advisory fees for Voyageur is as follows for the year ended June 30, 2003:

                                                                 TOTAL
                      FUND                                        FEES
                      -------------------------------------------------
                      Quality Income Fund                         0.60%
                      -------------------------------------------------
                      Bond Trust Fund L                           0.85%
                      Bond Trust Fund S                           0.85%

FUND ADMINISTRATION AND TRANSFER AGENCY FEES:

                  Under the terms of a Fund Administration Agreement, BISYS Fund Services Ohio, Inc. ("BISYS") provides various administrative, transfer agent and accounting services to the Funds. The fees for the services provided under both agreements are combined and calculated based on the Fund's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to BISYS.

                              COMBINED FEE SCHEDULE
                      -------------------------------------------------
                      Quality Income Fund*                        0.18%
                      -------------------------------------------------
                      Bond Trust Fund L                           0.10%
                      Bond Trust Fund S                           0.10%

* The transfer agency agreement provides for a per account fee in connection with shareholder servicing.

PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS:

                                RBC FUNDS, INC.
               NOTES TO PRO FORMA FINANCIAL STATEMENTS - CONTINUED
                                   (UNAUDITED)

                  The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Bond Trust Fund L and Bond Trust Fund S was included in the Quality Income Fund for the year ended June 30, 2003. The investment advisory fee in the pro forma combined column is calculated at the rate in effect for the Quality Income Fund based upon the combined net assets of the Bond Trust Fund L and Bond Trust Fund S and the Quality Income Fund.

                  The pro forma Schedule of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at June 30, 2003.

REORGANIZATION EXPENSES:

                  The expenses of completing the Reorganization, including the costs of the solicitation of proxies, will be paid by Voyageur or one of its affiliates, not by either of the Funds or their shareholders.

                                     PART C
                                OTHER INFORMATION

The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.



RBC FUNDS, INC.                            By: /s/ Jennifer Lammers
                                               --------------------------------
Registrant                                     Jennifer Lammers, President